UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2019

Date of reporting period:	1/31/2019

Item 1 – Reports to Stockholders

PGIM JENNISON DIVERSIFIED GROWTH FUND

(formerly known as Prudential Jennison Diversified Growth Fund)

SEMIANNUAL REPORT

JANUARY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM Jennison Diversified Growth Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

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Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Jennison Diversified Growth Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Diversified Growth Fund informative and useful. The report covers performance for the six-month period ended January 31, 2019.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Diversified Growth Fund

March 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Jennison Diversified Growth Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19 (with sales charges)
	Six Months** (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–3.13	–6.76	9.55	13.77	—
Class B	–3.72	–6.79	9.71	13.52	—
Class C	–3.52	–2.95	9.96	13.58	—
Class Z	–3.04	–1.17	N/A	N/A	11.70 (9/27/17)
Class R6*	–3.04	–1.17	N/A	N/A	11.70 (9/27/17)
Russell 1000 Growth Index
	–2.77	0.24	12.97	16.86	—
Lipper Large-Cap Growth Funds Average
	–2.82	0.32	11.47	15.66	—

*Formerly known as Class Q shares.

**Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5/6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class Z and Class R6** shares is 11.62%.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class Z and Class R6** shares is 11.40%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

**Formerly known as Class Q shares.

PGIM Jennison Diversified Growth Fund	9

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/19 (%)
Microsoft Corp., Software	5.9
Amazon.com, Inc., Internet & Direct Marketing Retail	5.4
Alphabet, Inc. (Class A Stock), Interactive Media & Services	4.3
Mastercard, Inc. (Class A Stock), IT Services	3.9
salesforce.com, Inc., Software	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/19 (%)
Software	18.1
Interactive Media & Services	10.2
IT Services	8.1
Internet & Direct Marketing Retail	8.1
Biotechnology	4.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Jennison Diversified Growth Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Diversified Growth Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$968.70	1.20%	$5.95
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11
Class B	Actual	$1,000.00	$962.80	2.26%	$11.18
	Hypothetical	$1,000.00	$1,013.81	2.26%	$11.47
Class C	Actual	$1,000.00	$964.80	1.95%	$9.66
	Hypothetical	$1,000.00	$1,015.38	1.95%	$9.91
Class Z	Actual	$1,000.00	$969.60	1.00%	$4.96
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.09
Class R6	Actual	$1,000.00	$969.60	1.00%	$4.96
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.09

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Aerospace & Defense 4.3%
Boeing Co. (The)	21,491	$8,287,360
Safran SA (France), ADR	51,692	1,697,048

		9,984,408

Airlines 0.8%
Delta Air Lines, Inc.	36,755	1,816,800

Automobiles 1.9%
Tesla, Inc.*(a)	14,517	4,457,009

Banks 2.2%
East West Bancorp, Inc.	19,813	996,990
JPMorgan Chase & Co.	23,931	2,476,859
Western Alliance Bancorp*	38,680	1,712,750

		5,186,599

Biotechnology 4.8%
Alexion Pharmaceuticals, Inc.*	4,674	574,715
Amgen, Inc.	20,132	3,766,898
Biogen, Inc.*	8,664	2,891,870
Vertex Pharmaceuticals, Inc.*	20,749	3,961,192

		11,194,675

Chemicals 1.0%
Celanese Corp.	18,938	1,813,503
LyondellBasell Industries NV (Class A Stock)	6,428	559,043

		2,372,546

Commercial Services & Supplies 0.8%
Copart, Inc.*	37,622	1,904,802

Communications Equipment 0.4%
F5 Networks, Inc.*	5,387	867,038

Consumer Finance 1.5%
Capital One Financial Corp.	7,011	565,017

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Consumer Finance (cont’d.)
Discover Financial Services	27,920	$1,884,321
Santander Consumer USA Holdings, Inc.	54,557	1,039,856

		3,489,194

Containers & Packaging 0.5%
International Paper Co.	26,553	1,259,409

Diversified Consumer Services 0.6%
H&R Block, Inc.	62,772	1,480,791

Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	2,754	566,057

Entertainment 3.9%
Netflix, Inc.*	15,330	5,204,535
Walt Disney Co. (The)	33,233	3,706,144

		8,910,679

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.	3,326	574,866
Simon Property Group, Inc.	6,304	1,148,084

		1,722,950

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	22,300	4,786,249
Sysco Corp.	16,771	1,070,828

		5,857,077

Food Products 0.4%
Kellogg Co.	13,625	804,011

Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp.*	3,361	572,782

Health Care Providers & Services 1.9%
HCA Healthcare, Inc.	15,780	2,200,206
UnitedHealth Group, Inc.	8,166	2,206,453

		4,406,659

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 3.2%
Chipotle Mexican Grill, Inc.*	6,204	$3,285,700
McDonald’s Corp.	3,120	557,794
Wyndham Destinations, Inc.	41,691	1,756,859
Yum! Brands, Inc.	18,791	1,765,978

		7,366,331

Household Durables 0.3%
PulteGroup, Inc.	22,610	628,784

Interactive Media & Services 10.2%
Alphabet, Inc. (Class A Stock)*	8,845	9,958,497
Facebook, Inc. (Class A Stock)*	21,549	3,592,003
Match Group, Inc.	10,810	578,227
Tencent Holdings Ltd. (China), ADR	174,513	7,785,025
TripAdvisor, Inc.*	30,619	1,756,918

		23,670,670

Internet & Direct Marketing Retail 8.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	36,724	6,187,627
Amazon.com, Inc.*	7,312	12,567,354

		18,754,981

IT Services 8.1%
Booz Allen Hamilton Holding Corp.	12,394	608,917
FleetCor Technologies, Inc.*	2,812	567,490
Mastercard, Inc. (Class A Stock)	42,417	8,955,501
Sabre Corp.	24,569	564,596
VeriSign, Inc.*	3,370	570,440
Visa, Inc. (Class A Stock)	55,540	7,498,455

		18,765,399

Life Sciences Tools & Services 2.6%
Illumina, Inc.*	15,157	4,240,777
Thermo Fisher Scientific, Inc.	7,374	1,811,571

		6,052,348

Machinery 0.3%
Allison Transmission Holdings, Inc.	13,757	669,553

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Media 1.6%
AMC Networks, Inc. (Class A Stock)*	28,232	$1,776,922
Interpublic Group of Cos., Inc. (The)	40,206	914,686
Omnicom Group, Inc.	12,153	946,476

		3,638,084

Oil, Gas & Consumable Fuels 0.5%
Continental Resources, Inc.*	12,016	554,779
EOG Resources, Inc.	6,075	602,640

		1,157,419

Personal Products 0.6%
Herbalife Nutrition Ltd.*(a)	22,669	1,353,339

Pharmaceuticals 4.2%
AstraZeneca PLC (United Kingdom), ADR	113,774	4,161,853
Bristol-Myers Squibb Co.	11,611	573,235
Jazz Pharmaceuticals PLC*	4,521	569,148
Merck & Co., Inc.	49,560	3,688,751
Zoetis, Inc.	7,974	687,040

		9,680,027

Real Estate Management & Development 0.8%
CBRE Group, Inc. (Class A Stock)*	40,341	1,845,601

Road & Rail 0.5%
CSX Corp.	8,553	561,932
Union Pacific Corp.	3,526	560,881

		1,122,813

Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	16,894	4,531,815
Micron Technology, Inc.*	60,636	2,317,508

		6,849,323

Software 18.1%
Adobe, Inc.*	27,432	6,798,198
Autodesk, Inc.*	3,884	571,725
Citrix Systems, Inc.	18,717	1,919,241
Fortinet, Inc.*	25,043	1,917,542
Intuit, Inc.	2,891	623,936

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Microsoft Corp.	130,768	$13,656,102
Paycom Software, Inc.*	4,310	638,914
Red Hat, Inc.*	4,869	865,903
salesforce.com, Inc.*	56,639	8,607,429
Splunk, Inc.*	5,155	643,550
VMware, Inc. (Class A Stock)	11,383	1,719,630
Workday, Inc. (Class A Stock)*	22,120	4,015,444

		41,977,614

Specialty Retail 1.1%
Gap, Inc. (The)	22,467	571,561
Home Depot, Inc. (The)	3,113	571,329
Michaels Cos., Inc. (The)*	59,421	823,575
Williams-Sonoma, Inc.	10,703	582,564

		2,549,029

Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	36,269	6,036,612

Textiles, Apparel & Luxury Goods 3.1%
Kering SA (France), ADR	34,604	1,736,775
Lululemon Athletica, Inc.*	24,136	3,567,542
NIKE, Inc. (Class B Stock)	22,942	1,878,491

		7,182,808

Trading Companies & Distributors 0.3%
United Rentals, Inc.*	5,254	658,116

Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.*	28,555	1,987,999

TOTAL LONG-TERM INVESTMENTS (cost $166,806,549)		228,800,336

SHORT-TERM INVESTMENTS 6.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,327,178	1,327,178

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $13,327,862; includes $13,311,421 of cash collateral for securities on loan)(b)(w)	13,326,697	$13,329,362

TOTAL SHORT-TERM INVESTMENTS (cost $14,655,040)		14,656,540

TOTAL INVESTMENTS 105.1% (cost $181,461,589)		243,456,876
Liabilities in excess of other assets (5.1)%		(11,905,382)

NET ASSETS 100.0%		$231,551,494

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,108,567; cash collateral of $13,311,421 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,984,408	$—	$—
Airlines	1,816,800	—	—
Automobiles	4,457,009	—	—
Banks	5,186,599	—	—
Biotechnology	11,194,675	—	—
Chemicals	2,372,546	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Commercial Services & Supplies	$1,904,802	$—	$—
Communications Equipment	867,038	—	—
Consumer Finance	3,489,194	—	—
Containers & Packaging	1,259,409	—	—
Diversified Consumer Services	1,480,791	—	—
Diversified Financial Services	566,057	—	—
Entertainment	8,910,679	—	—
Equity Real Estate Investment Trusts (REITs)	1,722,950	—	—
Food & Staples Retailing	5,857,077	—	—
Food Products	804,011	—	—
Health Care Equipment & Supplies	572,782	—	—
Health Care Providers & Services	4,406,659	—	—
Hotels, Restaurants & Leisure	7,366,331	—	—
Household Durables	628,784	—	—
Interactive Media & Services	23,670,670	—	—
Internet & Direct Marketing Retail	18,754,981	—	—
IT Services	18,765,399	—	—
Life Sciences Tools & Services	6,052,348	—	—
Machinery	669,553	—	—
Media	3,638,084	—	—
Oil, Gas & Consumable Fuels	1,157,419	—	—
Personal Products	1,353,339	—	—
Pharmaceuticals	9,680,027	—	—
Real Estate Management & Development	1,845,601	—	—
Road & Rail	1,122,813	—	—
Semiconductors & Semiconductor Equipment	6,849,323	—	—
Software	41,977,614	—	—
Specialty Retail	2,549,029	—	—
Technology Hardware, Storage & Peripherals	6,036,612	—	—
Textiles, Apparel & Luxury Goods	7,182,808	—	—
Trading Companies & Distributors	658,116	—	—
Wireless Telecommunication Services	1,987,999	—	—
Affiliated Mutual Funds	14,656,540	—	—

Total	$243,456,876	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Software	18.1%
Interactive Media & Services	10.2
IT Services	8.1

Internet & Direct Marketing Retail	8.1%
Affiliated Mutual Funds (5.7% represents investments purchased with collateral from securities on loan)	6.3
Biotechnology	4.8
Aerospace & Defense	4.3

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Industry Classification (continued):

Pharmaceuticals	4.2%
Entertainment	3.9
Hotels, Restaurants & Leisure	3.2
Textiles, Apparel & Luxury Goods	3.1
Semiconductors & Semiconductor Equipment	3.0
Life Sciences Tools & Services	2.6
Technology Hardware, Storage & Peripherals	2.6
Food & Staples Retailing	2.5
Banks	2.2
Automobiles	1.9
Health Care Providers & Services	1.9
Media	1.6
Consumer Finance	1.5
Specialty Retail	1.1
Chemicals	1.0
Wireless Telecommunication Services	0.9
Commercial Services & Supplies	0.8
Real Estate Management & Development	0.8
Airlines	0.8
Equity Real Estate Investment Trusts (REITs)	0.7%
Diversified Consumer Services	0.6
Personal Products	0.6
Containers & Packaging	0.5
Oil, Gas & Consumable Fuels	0.5
Road & Rail	0.5
Communications Equipment	0.4
Food Products	0.4
Machinery	0.3
Trading Companies & Distributors	0.3
Household Durables	0.3
Health Care Equipment & Supplies	0.3
Diversified Financial Services	0.2

105.1
Liabilities in excess of other assets	(5.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$13,108,567	$(13,108,567)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

20

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value, including securities on loan of $13,108,567:
Unaffiliated investments (cost $166,806,549)	$228,800,336
Affiliated investments (cost $14,655,040)	14,656,540
Receivable for investments sold	28,936,717
Dividends receivable	32,831
Receivable for Fund shares sold	29,944
Tax reclaim receivable	17,536
Prepaid expenses and other assets	2,299

Total Assets	272,476,203

Liabilities
Payable for investments purchased	27,125,612
Payable to broker for collateral for securities on loan	13,311,421
Management fee payable	128,848
Payable for Fund shares reacquired	124,851
Accrued expenses and other liabilities	123,711
Distribution fee payable	73,818
Affiliated transfer agent fee payable	36,448

Total Liabilities	40,924,709

Net Assets	$231,551,494

Net assets were comprised of:
Shares of beneficial interest, at par	$19,932
Paid-in capital in excess of par	169,063,003
Total distributable earnings (loss)	62,468,559

Net assets, January 31, 2019	$231,551,494

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	21

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Class A
Net asset value and redemption price per share, ($182,156,562 ÷ 15,017,099 shares of beneficial interest issued and outstanding)	$12.13
Maximum sales charge (5.50% of offering price)	0.71

Maximum offering price to public	$12.84

Class B
Net asset value, offering price and redemption price per share, ($1,194,729 ÷ 121,644 shares of beneficial interest issued and outstanding)	$9.82

Class C
Net asset value, offering price and redemption price per share, ($43,651,006 ÷ 4,418,028 shares of beneficial interest issued and outstanding)	$9.88

Class Z
Net asset value, offering price and redemption price per share, ($4,537,590 ÷ 374,093 shares of beneficial interest issued and outstanding)	$12.13

Class R6
Net asset value, offering price and redemption price per share, ($11,607 ÷ 957 shares of beneficial interest issued and outstanding)	$12.13

See Notes to Financial Statements.

22

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $8,461 foreign withholding tax)	$1,163,191
Affiliated dividend income	28,337
Income from securities lending, net (including affiliated income of $9,971)	11,879

Total income	1,203,407

Expenses
Management fee	835,817
Distribution fee(a)	516,222
Transfer agent’s fees and expenses (including affiliated expense of $90,903)(a)	191,600
Custodian and accounting fees	37,512
Registration fees(a)	37,461
Shareholders’ reports	19,222
Audit fee	12,124
Legal fees and expenses	9,977
Trustees’ fees	8,568
Miscellaneous	8,149

Total expenses	1,676,652
Less: Fee waiver and/or expense reimbursement(a)	(19,364)
Distribution fee waiver(a)	(46,968)

Net expenses	1,610,320

Net investment income (loss)	(406,913)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(1,071))	2,868,888
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $1,500)	(10,479,848)

Net gain (loss) on investment transactions	(7,610,960)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(8,017,873)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	281,802	6,910	227,510	—	—
Transfer agent’s fees and expenses	155,492	4,819	30,350	920	19
Registration fees	8,256	7,930	7,936	6,670	6,669
Fee waiver and/or expense reimbursement	—	(9,424)	—	(3,265)	(6,675)
Distribution fee waiver	(46,968)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	23

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$(406,913)	$190,507
Net realized gain (loss) on investment transactions		2,868,888	25,494,152
Net change in unrealized appreciation (depreciation) on investments		(10,479,848)	17,758,751

Net increase (decrease) in net assets resulting from operations		(8,017,873)	43,443,410

Dividends and Distributions
Distributions from distributable earnings*
Class A		(16,246,746)	—
Class B		(141,819)	—
Class C		(4,685,728)	—
Class Z		(424,868)	—
Class R6		(1,051)	—

		(21,500,212)	—

Dividends from net investment income*
Class A			(359,379)
Class Z			(183)
Class R6			(21)

		*	(359,583)

Distributions from net realized gains*
Class A			(18,411,360)
Class B			(225,437)
Class C			(5,884,435)
Class Z			(9,397)
Class R6			(1,059)

		*	(24,531,688)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		4,965,638	8,114,816
Net asset value of shares issued in reinvestment of dividends and distributions		21,290,091	24,639,762
Cost of shares reacquired		(14,461,683)	(33,347,805)

Net increase (decrease) in net assets from Fund share transactions		11,794,046	(593,227)

Total increase (decrease)		(17,724,039)	17,958,912

Net Assets:
Beginning of period		249,275,533	231,316,621

End of period(a)		$231,551,494	$249,275,533

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$181,997

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

24

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Diversified Growth Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Diversified Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted

26

as to disposition under federal securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements

PGIM Jennison Diversified Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

28

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment

PGIM Jennison Diversified Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% average daily net assets on the first $500 million, 0.65% of the average daily net assets on the next $500 million and 0.60% of the average daily net assets assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the reporting period ended January 31, 2019.

The Manager has contractually agreed, through November 30, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 2.26% of average daily net assets for Class B shares, 1.00% of average daily net assets for Class Z shares, and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through November 30, 2019 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares.

30

PIMS has advised the Fund that it received $42,366 in front-end sales charges resulting from sales of Class A shares during the reporting period ended January 31, 2019. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the reporting period ended January 31, 2019, it received $230 and $170 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” notes section. For the reporting period ended January 31, 2019, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

PGIM Jennison Diversified Growth Fund	31

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2019, were $169,265,472 and $179,926,493, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$2,529,399	$15,465,682	$16,667,903	$—	$—	$1,327,178	1,327,178	$28,337
PGIM Institutional Money Market Fund*
11,164,184	72,811,059	70,646,310	1,500	(1,071)	13,329,362	13,326,697	9,971	**

$13,693,583	$88,276,741	$87,314,213	$1,500	$(1,071)	$14,656,540		$38,308

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2019 were as follows:

Tax Basis	$181,905,538

Gross Unrealized Appreciation	64,439,915
Gross Unrealized Depreciation	(2,888,577)

Net Unrealized Appreciation	$61,551,338

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

32

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of January 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 957 Class Z shares and 957 Class R6 shares of the Fund. At reporting period end, three shareholders of record held 23% of the Fund’s outstanding shares, each holding greater than 5% of outstanding shares, on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2019:
Shares sold	259,629	$3,244,734
Shares issued in reinvestment of dividends and distributions	1,368,750	16,082,820
Shares reacquired	(773,984)	(9,978,922)

Net increase (decrease) in shares outstanding before conversion	854,395	9,348,632
Shares issued upon conversion from other share class(es)	52,756	622,316
Shares reacquired upon conversion into other share class(es)	(228,264)	(3,234,679)

Net increase (decrease) in shares outstanding	678,887	$6,736,269

Year ended July 31, 2018:
Shares sold	423,776	$5,602,895
Shares issued in reinvestment of dividends and distributions	1,503,353	18,566,414
Shares reacquired	(1,630,778)	(21,550,211)

Net increase (decrease) in shares outstanding before conversion	296,351	2,619,098
Shares issued upon conversion from other share class(es)	69,799	931,379
Shares reacquired upon conversion into other share class(es)	(60,641)	(812,950)

Net increase (decrease) in shares outstanding	305,509	$2,737,527

PGIM Jennison Diversified Growth Fund	33

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended January 31, 2019:
Shares sold	6,261	$64,938
Shares issued in reinvestment of dividends and distributions	14,643	139,545
Shares reacquired	(12,010)	(130,014)

Net increase (decrease) in shares outstanding before conversion	8,894	74,469
Shares reacquired upon conversion into other share class(es)	(24,738)	(258,731)

Net increase (decrease) in shares outstanding	(15,844)	$(184,262)

Year ended July 31, 2018:
Shares sold	8,965	$100,545
Shares issued in reinvestment of dividends and distributions	21,374	220,576
Shares reacquired	(35,107)	(388,334)

Net increase (decrease) in shares outstanding before conversion	(4,768)	(67,213)
Shares reacquired upon conversion into other share class(es)	(56,226)	(641,424)

Net increase (decrease) in shares outstanding	(60,994)	$(708,637)

Class C
Six months ended January 31, 2019:
Shares sold	132,802	$1,311,234
Shares issued in reinvestment of dividends and distributions	486,308	4,658,833
Shares reacquired	(368,709)	(3,946,936)

Net increase (decrease) in shares outstanding before conversion	250,401	2,023,131
Shares reacquired upon conversion into other share class(es)	(41,537)	(399,440)

Net increase (decrease) in shares outstanding	208,864	$1,623,691

Year ended July 31, 2018:
Shares sold	127,453	$1,441,309
Shares issued in reinvestment of dividends and distributions	565,001	5,842,112
Shares reacquired	(987,811)	(11,122,006)

Net increase (decrease) in shares outstanding before conversion	(295,357)	(3,838,585)
Shares reacquired upon conversion into other share class(es)	(34,928)	(383,288)

Net increase (decrease) in shares outstanding	(330,285)	$(4,221,873)

Class Z
Six months ended January 31, 2019:
Shares sold	26,194	$344,732
Shares issued in reinvestment of dividends and distributions	34,710	407,842
Shares reacquired	(32,958)	(405,811)

Net increase (decrease) in shares outstanding before conversion	27,946	346,763
Shares issued upon conversion from other share class(es)	228,228	3,270,534

Net increase (decrease) in shares outstanding	256,174	$3,617,297

Period ended July 31, 2018*:
Shares sold	70,666	$960,067
Shares issued in reinvestment of dividends and distributions	776	9,581
Shares reacquired	(21,145)	(287,254)

Net increase (decrease) in shares outstanding before conversion	50,297	682,394
Shares issued upon conversion from other share class(es)	67,622	906,283

Net increase (decrease) in shares outstanding	117,919	$1,588,677

34

Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares issued in reinvestment of dividends and distributions	90	$1,051

Net increase (decrease) in shares outstanding	90	$1,051

Period ended July 31, 2018*:
Shares sold	780	$10,000
Shares issued in reinvestment of dividends and distributions	87	1,079

Net increase (decrease) in shares outstanding	867	$11,079

*	Commencement of offering was September 27, 2017.

7. Borrowings

The Trust, on behalf of the Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Fund had another SCA that provided a commitment of $900 million and the Fund paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’ holdings can vary significantly from broad market indexes and the performance of the Fund can deviate

PGIM Jennison Diversified Growth Fund	35

Notes to Financial Statements (unaudited) (continued)

from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the

36

removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Jennison Diversified Growth Fund	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,	Year Ended July 31,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.79	$12.79	$11.03	$12.01	$11.81	$10.46
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.03	0.04	0.06	0.06	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.47)	2.35	2.09	(0.19)	1.28	1.78
Total from investment operations	(0.48)	2.38	2.13	(0.13)	1.34	1.82
Less Dividends and Distributions:
Dividends from net investment income	(0.01)	(0.02)	(0.06)	(0.03)	(0.04)	(0.02)
Distributions from net realized gains	(1.17)	(1.36)	(0.31)	(0.82)	(1.10)	(0.45)
Total dividends and distributions	(1.18)	(1.38)	(0.37)	(0.85)	(1.14)	(0.47)
Net asset value, end of period	$12.13	$13.79	$12.79	$11.03	$12.01	$11.81
Total Return(b):	(3.20)%	19.90%	19.78%	(0.82)%	11.84%	17.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$182,157	$197,689	$179,539	$166,997	$186,770	$175,928
Average net assets (000)	$186,329	$190,178	$169,500	$167,524	$181,444	$169,539
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.20% (e)	1.20%	1.24%	1.28%	1.24%	1.26%
Expenses before waivers and/or expense reimbursement	1.25% (e)	1.25%	1.29%	1.33%	1.29%	1.31%
Net investment income (loss)	(0.20)% (e)	0.24%	0.38%	0.52%	0.47%	0.36%
Portfolio turnover rate(f)	71%	185%	181%	246%	295%	234%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended January 31,	Year Ended July 31,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.45	$10.93	$9.49	$10.49	$10.49	$9.38
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.10)	(0.03)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.39)	1.98	1.78	(0.16)	1.13	1.60
Total from investment operations	(0.46)	1.88	1.75	(0.18)	1.10	1.56
Less Dividends and Distributions:
Distributions from net realized gains	(1.17)	(1.36)	(0.31)	(0.82)	(1.10)	(0.45)
Net asset value, end of period	$9.82	$11.45	$10.93	$9.49	$10.49	$10.49
Total Return(b):	(3.72)%	18.53%	18.90%	(1.51)%	11.01%	16.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,195	$1,574	$2,169	$2,898	$4,200	$5,138
Average net assets (000)	$1,371	$1,898	$2,508	$3,375	$4,801	$5,457
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.26% (e)	2.26%	1.99%	2.03%	1.99%	2.01%
Expenses before waivers and/or expense reimbursement	3.62% (e)	3.12%	1.99%	2.03%	1.99%	2.01%
Net investment income (loss)	(1.25)% (e)	(0.85)%	(0.33)%	(0.21)%	(0.25)%	(0.38)%
Portfolio turnover rate(f)	71%	185%	181%	246%	295%	234%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	39

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,	Year Ended July 31,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.49	$10.93	$9.49	$10.49	$10.49	$9.38
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.06)	(0.04)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.39)	1.98	1.79	(0.16)	1.13	1.60
Total from investment operations	(0.44)	1.92	1.75	(0.18)	1.10	1.56
Less Dividends and Distributions:
Distributions from net realized gains	(1.17)	(1.36)	(0.31)	(0.82)	(1.10)	(0.45)
Net asset value, end of period	$9.88	$11.49	$10.93	$9.49	$10.49	$10.49
Total Return(b):	(3.52)%	18.92%	18.90%	(1.51)%	11.01%	16.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,651	$48,373	$49,609	$48,858	$55,384	$55,860
Average net assets (000)	$45,129	$50,985	$48,525	$49,288	$56,581	$55,220
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.95% (e)	1.92%	1.99%	2.03%	1.99%	2.01%
Expenses before waivers and/or expense reimbursement	1.95% (e)	1.92%	1.99%	2.03%	1.99%	2.01%
Net investment income (loss)	(0.94)% (e)	(0.49)%	(0.36)%	(0.23)%	(0.27)%	(0.39)%
Portfolio turnover rate(f)	71%	185%	181%	246%	295%	234%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended January 31,	September 27, 2017(a) through July 31,
	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	- (c)	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.47)	2.29
Total from investment operations	(0.47)	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	(0.02)
Distributions from net realized gains	(1.17)	(1.36)
Total dividends and distributions	(1.21)	(1.38)
Net asset value, end of period	$12.13	$13.81
Total Return(d):	(3.11)%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,538	$1,628
Average net assets (000)	$4,008	$656
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.00% (f)	1.00%	(f)
Expenses before waivers and/or expense reimbursement	1.16% (f)	5.77%	(f)
Net investment income (loss)	(0.03)% (f)	0.70%	(f)
Portfolio turnover rate(g)	71%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	41

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,	September 27, 2017(a) through July 31,
	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	- (c)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.47)	2.33
Total from investment operations	(0.47)	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	(0.02)
Distributions from net realized gains	(1.17)	(1.36)
Total dividends and distributions	(1.21)	(1.38)
Net asset value, end of period	$12.13	$13.81
Total Return(d):	(3.11)%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12	$12
Average net assets (000)	$12	$11
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.00% (f)	1.00%	(f)
Expenses before waivers and/or expense reimbursement	115.02% (f)	283.30%	(f)
Net investment income (loss)	0.01% (f)	0.36%	(f)
Portfolio turnover rate(g)	71%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	TBDAX	TBDBX	TBDCX	TBDZX	TBDQX
CUSIP	74440V104	74440V203	74440V302	74440V690	74440V716

* Formerly known as Class Q shares.

MF503E2

PGIM JENNISON RISING DIVIDEND FUND

(formerly known as Prudential Jennison Rising Dividend Fund)

SEMIANNUAL REPORT

JANUARY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM Jennison Rising Dividend Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

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Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Jennison Rising Dividend Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Rising Dividend Fund informative and useful. The report covers performance for the six-month period ended January 31, 2019.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Rising Dividend Fund

March 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Jennison Rising Dividend Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19 Six Months** (%)	Average Annual Total Returns as of 1/31/19 (with sales charges)
		One Year (%)	Since Inception (%)
Class A	–5.51	–11.11	5.51 (3/5/14)
Class C	–5.96	–7.52	5.95 (3/5/14)
Class Z	–5.44	–5.75	7.01 (3/5/14)
Class R6*	–5.44	–5.75	3.04 (9/27/17)
S&P 500 Index
	–3.00	–2.31	—
Lipper Equity Income Funds Average
	–3.73	–4.49	—

*Formerly known as Class Q shares

**Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 10.14% and 7.51% for Class R6*.

Lipper Equity Income Funds Average—The Lipper Equity Income Funds Average (Lipper Average) is based on the return of all mutual funds in the Lipper Equity Income Funds universe. Funds in the Lipper Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 6.87% and 3.41% for Class R6*.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

*Formerly known as Class Q shares

PGIM Jennison Rising Dividend Fund	9

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/19 (%)
Broadcom, Inc., Semiconductors & Semiconductor Equipment	3.1
JPMorgan Chase & Co., Banks	3.0
AstraZeneca PLC, Pharmaceuticals	3.0
Abbott Laboratories, Health Care Equipment & Supplies	2.7
McDonald’s Corp., Hotels, Restaurants & Leisure	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/19 (%)
Pharmaceuticals	10.7
Banks	8.8
Oil, Gas & Consumable Fuels	7.5
Semiconductors & Semiconductor Equipment	6.8
Food Products	3.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and

PGIM Jennison Rising Dividend Fund	11

Fees and Expenses (continued)

the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Rising Dividend Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$944.90	1.24%	$6.08
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31
Class C	Actual	$1,000.00	$940.40	1.99%	$9.73
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11
Class Z	Actual	$1,000.00	$945.60	0.99%	$4.85
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04
Class R6	Actual	$1,000.00	$945.60	0.99%	$4.85
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04
*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Aerospace & Defense 2.7%
Airbus SE (France), ADR	5,366	$153,924
Boeing Co. (The)	591	227,901

		381,825

Banks 8.8%
Bank of America Corp.	9,499	270,437
BB&T Corp.	5,000	244,000
JPMorgan Chase & Co.	4,063	420,520
PNC Financial Services Group, Inc. (The)	883	108,318
SunTrust Banks, Inc.	3,095	183,905

		1,227,180

Beverages 2.6%
Coca-Cola Co. (The)	5,803	279,298
Diageo PLC (United Kingdom), ADR	504	76,936

		356,234

Capital Markets 2.1%
Moelis & Co. (Class A Stock)	6,636	290,325

Chemicals 2.0%
Ecolab, Inc.	1,809	286,130

Commercial Services & Supplies 2.0%
Waste Connections, Inc.	1,400	116,984
Waste Management, Inc.	1,643	157,186

		274,170

Communications Equipment 1.6%
Cisco Systems, Inc.	4,789	226,472

Consumer Finance 0.5%
American Express Co.	708	72,712

Diversified Consumer Services 1.5%
Service Corp. International	5,007	214,900

Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	3,371	185,607

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities 3.7%
American Electric Power Co., Inc.	3,582	$283,408
NextEra Energy, Inc.	1,285	229,989

		513,397

Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	1,739	144,807

Entertainment 2.0%
Twenty-First Century Fox, Inc. (Class A Stock)	5,599	276,087

Equity Real Estate Investment Trusts (REITs) 3.4%
AvalonBay Communities, Inc.	733	141,410
Crown Castle International Corp.	1,780	208,367
CyrusOne, Inc.	2,344	127,045

		476,822

Food & Staples Retailing 2.0%
Walmart, Inc.	2,935	281,261

Food Products 3.9%
Archer-Daniels-Midland Co.	6,130	275,237
Hershey Co. (The)	2,588	274,587

		549,824

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	5,240	382,415

Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	849	229,400

Hotels, Restaurants & Leisure 2.7%
McDonald’s Corp.	2,121	379,192

Household Products 0.6%
Procter & Gamble Co. (The)	876	84,508

Industrial Conglomerates 1.9%
Honeywell International, Inc.	1,810	259,970

IT Services 3.8%
Automatic Data Processing, Inc.	1,107	154,803

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	924	$195,084
Visa, Inc. (Class A Stock)	1,337	180,508

		530,395

Life Sciences Tools & Services 2.0%
Thermo Fisher Scientific, Inc.	1,152	283,012

Media 2.2%
Comcast Corp. (Class A Stock)	8,321	304,299

Multi-Utilities 3.8%
Ameren Corp.	2,564	177,788
Sempra Energy	2,968	347,196

		524,984

Oil, Gas & Consumable Fuels 7.5%
ConocoPhillips	2,130	144,180
EOG Resources, Inc.	2,019	200,285
Marathon Petroleum Corp.	2,849	188,775
Suncor Energy, Inc. (Canada)	7,748	250,415
Williams Cos., Inc. (The)	9,584	258,097

		1,041,752

Pharmaceuticals 10.7%
Allergan PLC	1,925	277,161
AstraZeneca PLC (United Kingdom), ADR	11,320	414,086
Bristol-Myers Squibb Co.	1,858	91,729
Elanco Animal Health, Inc.*(a)	4,327	126,262
Eli Lilly & Co.	2,465	295,455
Merck & Co., Inc.	2,314	172,231
Pfizer, Inc.	2,790	118,436

		1,495,360

Road & Rail 2.7%
CSX Corp.	1,499	98,485
Union Pacific Corp.	1,761	280,122

		378,607

Semiconductors & Semiconductor Equipment 6.8%
Broadcom, Inc.	1,606	430,809

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	6,579	$325,792
Universal Display Corp.	1,818	188,763

		945,364

Software 3.2%
Intuit, Inc.	692	149,347
Microsoft Corp.	2,909	303,787

		453,134

Specialty Retail 3.1%
Lowe’s Cos., Inc.	1,984	190,781
TJX Cos., Inc. (The)	4,937	245,517

		436,298

Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	924	153,791

Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc. (Class B Stock)	1,566	128,224
Tapestry, Inc.	1,910	73,936

		202,160

TOTAL LONG-TERM INVESTMENTS (cost $12,511,639)		13,842,394

SHORT-TERM INVESTMENTS 3.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	301,795	301,795
PGIM Institutional Money Market Fund (cost $132,555; includes $132,457 of cash collateral for securities on loan)(b)(w)	132,542	132,568

TOTAL SHORT-TERM INVESTMENTS (cost $434,350)		434,363

TOTAL INVESTMENTS 102.0% (cost $12,945,989)		14,276,757
Liabilities in excess of other assets (2.0)%		(284,379)

NET ASSETS 100.0%		$13,992,378

See Notes to Financial Statements.

16

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,474; cash collateral of $132,457 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$381,825	$—	$—
Banks	1,227,180	—	—
Beverages	356,234	—	—
Capital Markets	290,325	—	—
Chemicals	286,130	—	—
Commercial Services & Supplies	274,170	—	—
Communications Equipment	226,472	—	—
Consumer Finance	72,712	—	—
Diversified Consumer Services	214,900	—	—
Diversified Telecommunication Services	185,607	—	—
Electric Utilities	513,397	—	—
Electronic Equipment, Instruments & Components	144,807	—	—
Entertainment	276,087	—	—
Equity Real Estate Investment Trusts (REITs)	476,822	—	—
Food & Staples Retailing	281,261	—	—
Food Products	549,824	—	—
Health Care Equipment & Supplies	382,415	—	—
Health Care Providers & Services	229,400	—	—
Hotels, Restaurants & Leisure	379,192	—	—
Household Products	84,508	—	—
Industrial Conglomerates	259,970	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
IT Services	$530,395	$—	$—
Life Sciences Tools & Services	283,012	—	—
Media	304,299	—	—
Multi-Utilities	524,984	—	—
Oil, Gas & Consumable Fuels	1,041,752	—	—
Pharmaceuticals	1,495,360	—	—
Road & Rail	378,607	—	—
Semiconductors & Semiconductor Equipment	945,364	—	—
Software	453,134	—	—
Specialty Retail	436,298	—	—
Technology Hardware, Storage & Peripherals	153,791	—	—
Textiles, Apparel & Luxury Goods	202,160	—	—
Affiliated Mutual Funds	434,363	—	—

Total	$14,276,757	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Pharmaceuticals	10.7%
Banks	8.8
Oil, Gas & Consumable Fuels	7.5
Semiconductors & Semiconductor Equipment	6.8
Food Products	3.9
IT Services	3.8
Multi-Utilities	3.8
Electric Utilities	3.7
Equity Real Estate Investment Trusts (REITs)	3.4
Software	3.2
Specialty Retail	3.1
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	3.1
Health Care Equipment & Supplies	2.7
Aerospace & Defense	2.7
Hotels, Restaurants & Leisure	2.7
Road & Rail	2.7
Beverages	2.6
Media	2.2
Capital Markets	2.1
Chemicals	2.0%
Life Sciences Tools & Services	2.0
Food & Staples Retailing	2.0
Entertainment	2.0
Commercial Services & Supplies	2.0
Industrial Conglomerates	1.9
Health Care Providers & Services	1.6
Communications Equipment	1.6
Diversified Consumer Services	1.5
Textiles, Apparel & Luxury Goods	1.4
Diversified Telecommunication Services	1.3
Technology Hardware, Storage & Peripherals	1.1
Electronic Equipment, Instruments & Components	1.0
Household Products	0.6
Consumer Finance	0.5

102.0
Liabilities in excess of other assets	(2.0)

100.0%

See Notes to Financial Statements.

18

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$125,474	$(125,474)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	19

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Investments at value, including securities on loan of $125,474:
Unaffiliated investments (cost $12,511,639)	$13,842,394
Affiliated investments (cost $434,350)	434,363
Dividends and interest receivable	8,230
Due from Manager	7,174
Receivable for Fund shares sold	2,237
Prepaid expenses and other assets	576

Total Assets	14,294,974

Liabilities
Payable to broker for collateral for securities on loan	132,457
Payable for Fund shares reacquired	108,808
Custodian and accounting fees payable	20,757
Accrued expenses and other liabilities	19,343
Registration fee payable	17,731
Distribution fee payable	2,535
Affiliated transfer agent fee payable	965

Total Liabilities	302,596

Net Assets	$13,992,378

Net assets were comprised of:
Shares of beneficial interest, at par	$1,179
Paid-in capital in excess of par	12,634,621
Total distributable earnings (loss)	1,356,578

Net assets, January 31, 2019	$13,992,378

See Notes to Financial Statements.

20

Class A
Net asset value, offering price and redemption price per share, ($4,367,640 ÷ 368,086 shares of beneficial interest issued and outstanding)	$11.87
Maximum sales charge (5.50% of offering price)	0.69

Maximum offering price to public	$12.56

Class C
Net asset value, offering price and redemption price per share, ($1,932,398 ÷ 163,073 shares of beneficial interest issued and outstanding)	$11.85

Class Z
Net asset value, offering price and redemption price per share, ($7,681,928 ÷ 646,780 shares of beneficial interest issued and outstanding)	$11.88

Class R6
Net asset value, offering price and redemption price per share, ($10,412 ÷ 877 shares of beneficial interest issued and outstanding)	$11.87

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	21

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,113 foreign withholding tax)	$161,340
Affiliated dividend income	4,334
Income from securities lending, net (including affiliated income of $41)	184

Total income	165,858

Expenses
Management fee	56,166
Distribution fee(a)	16,053
Custodian and accounting fees	29,878
Registration fees(a)	28,936
Audit fee	12,124
Shareholders’ reports	9,963
Legal fees and expenses	9,376
Trustees’ fees	6,186
Transfer agent’s fees and expenses (including affiliated expense of $2,350)(a)	5,614
Miscellaneous	6,843

Total expenses	181,139
Less: Fee waiver and/or expense reimbursement(a)	(93,339)
Distribution fee waiver(a)	(1,127)

Net expenses	86,673

Net investment income (loss)	79,185

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $17)	462,975
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $13)	(1,357,980)

Net gain (loss) on investment transactions	(895,005)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(815,820)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	6,765	9,288	—	—
Registration fees	7,352	7,201	7,201	7,182
Transfer agent’s fees and expenses	3,486	1,117	989	22
Fee waiver and/or expense reimbursement	(29,156)	(15,894)	(41,043)	(7,246)
Distribution fee waiver	(1,127)	—	—	—

See Notes to Financial Statements.

22

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$79,185	$101,702
Net realized gain (loss) on investment transactions		462,975	834,092
Net change in unrealized appreciation (depreciation) on investments		(1,357,980)	615,645

Net increase (decrease) in net assets resulting from operations		(815,820)	1,551,439

Dividends and Distributions
Distributions from distributable earnings*
Class A		(377,949)	—
Class C		(140,739)	—
Class Z		(659,450)	—
Class R6		(879)	—

		(1,179,017)	—

Dividends from net investment income
Class A			(29,725)
Class C			(665)
Class Z			(77,697)
Class R6			(77)

		*	(108,164)

Distributions from net realized gains
Class A			(26,846)
Class C			(11,229)
Class Z			(54,449)
Class R6			(70)

		*	(92,594)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		1,144,620	2,573,470
Net asset value of shares issued in reinvestment of dividends and distributions		1,173,905	199,015
Cost of shares reacquired		(1,001,965)	(1,853,000)

Net increase (decrease) in net assets from Fund share transactions		1,316,560	919,485

Total increase (decrease)		(678,277)	2,270,166

Net Assets:
Beginning of period		14,670,655	12,400,489

End of period(a)		$13,992,378	$14,670,655

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$—

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	23

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Rising Dividend Fund (the “Fund”). The Fund commenced operations on September 13, 2017.

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

24

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under federal securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current

PGIM Jennison Rising Dividend Fund	25

Notes to Financial Statements (unaudited) (continued)

market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as

26

collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

PGIM Jennison Rising Dividend Fund	27

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.775% average daily net assets up to and including $1 billion, 0.755% on the next $2 billion of average daily net assets, 0.735% on the next $2 billion of average daily net assets, 0.715% on the next $5 billion of average daily net assets and 0.705% of the average daily net assets assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.775% for the six months ended January 31, 2019.

The Manager has contractually agreed, through November 30, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, 0.99% of average daily net assets for Class Z shares, and 0.99% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such

28

as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through November 30, 2019 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $13,467 in front-end sales charges resulting from sales of Class A shares during the reporting period ended January 31, 2019.

PIMS has advised the Fund that for the reporting period ended January 31, 2019, it received $122 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that

PGIM Jennison Rising Dividend Fund	29

Notes to Financial Statements (unaudited) (continued)

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” notes section. For the reporting period ended January 31, 2019, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2019, were $7,240,765 and $7,021,252, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$259,723	$2,689,205	$2,647,133	$—	$—	$301,795	301,795	$4,334
PGIM Institutional Money Market Fund*
137,854	481,919	487,235	13	17	132,568	132,542	41	**

$397,577	$3,171,124	$3,134,368	$13	$17	$434,363		$4,375

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

30

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2019 were as follows:

Tax Basis	$12,967,173

Gross Unrealized Appreciation	1,803,098
Gross Unrealized Depreciation	(493,514)

Net Unrealized Appreciation	$1,309,584

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $117,000 as having been incurred in the following fiscal year (July 31, 2019).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value of share.

As of January 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 587,098 Class Z shares and 877 Class R6 shares of the Fund. At reporting period end, three shareholders of record held 69% of the Fund’s outstanding

PGIM Jennison Rising Dividend Fund	31

Notes to Financial Statements (unaudited) (continued)

shares, each holding greater than 5% of outstanding shares, on behalf of multiple beneficial owners, of which 49% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2019:
Shares sold	54,140	$717,994
Shares issued in reinvestment of dividends and distributions	33,944	372,968
Shares reacquired	(43,012)	(541,464)

Net increase (decrease) in shares outstanding	45,072	$549,498

Year ended July 31, 2018:
Shares sold	105,476	$1,373,379
Shares issued in reinvestment of dividends and distributions	4,160	54,829
Shares reacquired	(66,100)	(867,254)

Net increase (decrease) in shares outstanding before conversion	43,536	560,954
Shares issued upon conversion from other share class(es)	2,676	34,772
Shares reacquired upon conversion into other share class(es)	(1,047)	(13,261)

Net increase (decrease) in shares outstanding	45,165	$582,465

Class C
Six months ended January 31, 2019:
Shares sold	32,855	$389,982
Shares issued in reinvestment of dividends and distributions	12,846	140,739
Shares reacquired	(15,360)	(190,880)

Net increase (decrease) in shares outstanding	30,341	$339,841

Year ended July 31, 2018:
Shares sold	51,921	$693,162
Shares issued in reinvestment of dividends and distributions	895	11,894
Shares reacquired	(45,770)	(609,333)

Net increase (decrease) in shares outstanding before conversion	7,046	95,723
Shares reacquired upon conversion into other share class(es)	(2,892)	(37,596)

Net increase (decrease) in shares outstanding	4,154	$58,127

Class Z
Six months ended January 31, 2019:
Shares sold	2,884	$36,644
Shares issued in reinvestment of dividends and distributions	59,852	659,320
Shares reacquired	(21,568)	(269,621)

Net increase (decrease) in shares outstanding	41,168	$426,343

Year ended July 31, 2018:
Shares sold	38,079	$496,929
Shares issued in reinvestment of dividends and distributions	10,030	132,145
Shares reacquired	(28,474)	(376,413)

Net increase (decrease) in shares outstanding before conversion	19,635	252,661
Shares issued upon conversion from other share class(es)	1,262	16,085

Net increase (decrease) in shares outstanding	20,897	$268,746

32

Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares issued in reinvestment of dividends and distributions	80	$878

Net increase (decrease) in shares outstanding	80	$878

Period ended July 31, 2018*:
Shares sold	786	$10,000
Shares issued in reinvestment of dividends and distributions	11	147

Net increase (decrease) in shares outstanding	797	$10,147

*	Commencement of operations was September 27, 2017.

7. Borrowings

The Trust, on behalf of the Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Fund had another SCA that provided a commitment of $900 million and the Fund paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can

PGIM Jennison Rising Dividend Fund	33

Notes to Financial Statements (unaudited) (continued)

deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

34

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,	Year Ended July 31,				March 5, 2014(a) through July 31,
	2019(b)	2018(b)	2017(b)	2016(b)	2015	2014(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.80	$12.50	$11.37	$11.33	$10.34	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.09	0.14	0.13	0.10	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.92)	1.39	1.14	0.04	1.03	0.33
Total from investment operations	(0.85)	1.48	1.28	0.17	1.13	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.09)	(0.15)	(0.13)	(0.11)	(0.03)
Distributions from net realized gains	(1.01)	(0.09)	-	-	(0.03)	-
Total dividends and distributions	(1.08)	(0.18)	(0.15)	(0.13)	(0.14)	(0.03)
Net asset value, end of period	$11.87	$13.80	$12.50	$11.37	$11.33	$10.34
Total Return(c):	(5.51)%	11.95%	11.32%	1.61%	11.03%	3.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,368	$4,459	$3,474	$2,785	$1,087	$383
Average net assets (000)	$4,473	$4,078	$2,912	$1,831	$822	$192
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.24% (f)	1.24%	1.24%	1.24%	1.24%	1.24%	(f)
Expenses before waivers and/or expense reimbursement	2.58% (f)	2.55%	2.65%	3.38%	3.54%	8.18%	(f)
Net investment income (loss)	1.04% (f)	0.67%	1.22%	1.24%	1.09%	0.85%	(f)
Portfolio turnover rate(g)	50%	104%	67%	51%	45%	9%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,	Year Ended July 31,				March 5, 2014(a) through July 31,
	2019(b)	2018(b)	2017(b)	2016(b)	2015	2014(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.80	$12.50	$11.36	$11.32	$10.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.01)	0.06	0.06	0.02	-	(c)
Net realized and unrealized gain (loss) on investment transactions	(0.93)	1.40	1.14	0.03	1.03	0.33
Total from investment operations	(0.91)	1.39	1.20	0.09	1.05	0.33
Less Dividends and Distributions:
Dividends from net investment income	(0.03)	- (c)	(0.06)	(0.05)	(0.03)	-	(c)
Distributions from net realized gains	(1.01)	(0.09)	-	-	(0.03)	-
Total dividends and distributions	(1.04)	(0.09)	(0.06)	(0.05)	(0.06)	-	(c)
Net asset value, end of period	$11.85	$13.80	$12.50	$11.36	$11.32	$10.33
Total Return(d):	(5.96)%	11.18%	10.59%	0.85%	10.23%	3.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,932	$1,831	$1,608	$1,411	$423	$33
Average net assets (000)	$1,843	$1,703	$1,401	$1,160	$188	$16
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.99% (g)	1.99%	1.99%	1.99%	1.99%	1.99%	(g)
Expenses before waivers and/or expense reimbursement	3.70% (g)	3.65%	3.36%	4.02%	4.16%	8.95%	(g)
Net investment income (loss)	0.29% (g)	(0.07)%	0.48%	0.56%	0.32%	0.08%	(g)
Portfolio turnover rate(h)	50%	104%	67%	51%	45%	9%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended January 31,	Year Ended July 31,				March 5, 2014(a) through July 31,
	2019(b)	2018(b)	2017(b)	2016(b)	2015	2014(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.82	$12.52	$11.38	$11.33	$10.35	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.12	0.17	0.16	0.14	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.93)	1.40	1.15	0.05	1.01	0.33
Total from investment operations	(0.84)	1.52	1.32	0.21	1.15	0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.13)	(0.18)	(0.16)	(0.14)	(0.03)
Distributions from net realized gains	(1.01)	(0.09)	-	-	(0.03)	-
Total dividends and distributions	(1.10)	(0.22)	(0.18)	(0.16)	(0.17)	(0.03)
Net asset value, end of period	$11.88	$13.82	$12.52	$11.38	$11.33	$10.35
Total Return(c):	(5.44)%	12.21%	11.68%	1.95%	11.19%	3.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,682	$8,369	$7,319	$6,349	$6,190	$5,299
Average net assets (000)	$8,050	$8,066	$6,704	$5,935	$5,953	$5,133
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.99% (f)	0.99%	0.99%	0.99%	0.99%	0.99%	(f)
Expenses before waivers and/or expense reimbursement	2.00% (f)	1.98%	2.36%	3.08%	3.31%	8.04%	(f)
Net investment income (loss)	1.30% (f)	0.94%	1.48%	1.49%	1.33%	1.09%	(f)
Portfolio turnover rate(g)	50%	104%	67%	51%	45%	9%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	37

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2019	September 27, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.81	$12.72
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.10
Net realized and unrealized gain (loss) on investment transactions	(0.93)	1.18
Total from investment operations	(0.84)	1.28
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.10)
Distributions from net realized gains	(1.01)	(0.09)
Total dividends and distributions	(1.10)	(0.19)
Net asset value, end of period	$11.87	$13.81
Total Return(c):	(5.44)%	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10	$11
Average net assets (000)	$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99% (e)	0.99%	(e)
Expenses before waivers and/or expense reimbursement	135.81% (e)	307.60%	(e)
Net investment income (loss)	1.30% (e)	0.88%	(e)
Portfolio turnover rate(f)	50%	104%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PJDAX	PJDCX	PJDZX	PJDQX
CUSIP	74440V823	74440V815	74440V799	74440V682

*Formerly known as Class Q

MF220E2

PRUDENTIAL DAY ONE FUNDS

SEMIANNUAL REPORT

JANUARY 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Seek a balance between growth and conservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about each Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Prudential Day One Funds

Prudential Day One Funds	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Day One Funds informative and useful. The report covers performance for the six-month period ended January 31, 2019.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that the Prudential Day One Funds did not change their names. Your Funds’ management and operation, along with its symbols, also remained the same.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

March 15, 2019

Prudential Day One Funds	5

Prudential Day One Income Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–0.61	–1.12	3.26 (12/13/16)
Class R2	–0.48	–0.88	3.49 (12/13/16)
Class R3	–0.40	–0.64	3.67 (12/13/16)
Class R4	–0.35	–0.64	3.78 (12/13/16)
Class R5	–0.28	–0.51	3.89 (12/13/16)
Class R6	–0.20	–0.38	4.07 (12/13/16)
Prudential Day One Income Custom Benchmark
	0.14	0.05	4.33
Lipper Mixed-Asset Target Today Funds Average
	–0.33	–1.16	4.26
S&P Target Date Retirement Income Index
	–0.21	–0.55	4.54

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One Income Custom Benchmark—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target Today Funds Average—The Lipper Mixed-Asset Target Today Funds (Lipper Average) are funds that by portfolio practice, maintain a conservative mix of equity, bonds, cash, and cash equivalents designed to provide income to investors who are in or close to retirement.

S&P Target Date® Retirement Income Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	7

Prudential Day One 2010 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–0.68	–1.14	3.53 (12/13/16)
Class R2	–0.51	–0.88	3.78 (12/13/16)
Class R3	–0.45	–0.73	3.93 (12/13/16)
Class R4	–0.44	–0.63	4.03 (12/13/16)
Class R5	–0.33	–0.52	4.18 (12/13/16)
Class R6	–0.27	–0.36	4.33 (12/13/16)
Prudential Day One 2010 Custom Benchmark
	0.12	0.03	4.53
Lipper Mixed-Asset Target 2010 Funds Average
	–0.61	–1.55	4.99
S&P Target Date 2010 Index
	–0.59	–0.95	5.19

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2010 Custom Benchmark—The Prudential Day One 2010 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2010 Funds Average—The Lipper Mixed-Asset Target 2010 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon not exceeding December 31, 2010.

S&P Target Date® 2010 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	9

Prudential Day One 2015 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–1.09	–1.63	3.86 (12/13/16)
Class R2	–1.01	–1.37	4.11 (12/13/16)
Class R3	–0.85	–1.12	4.31 (12/13/16)
Class R4	–0.84	–1.02	4.36 (12/13/16)
Class R5	–0.74	–1.01	4.51 (12/13/16)
Class R6	–0.76	–0.85	4.61 (12/13/16)
Prudential Day One 2015 Custom Benchmark
	–0.27	–0.35	4.99
Lipper Mixed-Asset Target 2015 Funds Average
	–0.98	–1.88	5.60
S&P Target Date 2015 Index
	–0.95	–1.36	5.89

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

10	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2015 Funds Average—The Lipper Mixed-Asset Target 2015 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2011 to December 31, 2015.

S&P Target Date® 2015 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	11

Prudential Day One 2020 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–1.25	–1.79	4.28 (12/13/16)
Class R2	–1.17	–1.71	4.48 (12/13/16)
Class R3	–1.01	–1.37	4.72 (12/13/16)
Class R4	–1.09	–1.27	4.82 (12/13/16)
Class R5	–0.99	–1.17	4.93 (12/13/16)
Class R6	–0.93	–1.11	4.90 (12/13/16)
Prudential Day One 2020 Custom Benchmark
	–0.49	–0.58	5.48
Lipper Mixed-Asset Target 2020 Funds Average
	–1.29	–2.31	5.73
S&P Target Date 2020 Index
	–1.32	–1.81	6.53

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

12	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2020 Funds Average—The Lipper Mixed-Asset Target 2020 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016 to December 31, 2020.

S&P Target Date® 2020 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	13

Prudential Day One 2025 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–1.86	–2.47	4.75 (12/13/16)
Class R2	–1.69	–2.22	5.01 (12/13/16)
Class R3	–1.62	–2.05	5.21 (12/13/16)
Class R4	–1.51	–1.86	5.31 (12/13/16)
Class R5	–1.59	–1.94	5.37 (12/13/16)
Class R6	–1.43	–1.69	5.61 (12/13/16)
Prudential Day One 2025 Custom Benchmark
	–1.06	–1.21	6.26
Lipper Mixed-Asset Target 2025 Funds Average
	–1.77	–2.93	6.63
S&P Target Date 2025 Index
	–1.96	–2.59	7.24

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

14	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2025 Funds Average—The Lipper Mixed-Asset Target 2025 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2021 to December 31, 2025.

S&P Target Date® 2025 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	15

Prudential Day One 2030 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–2.86	–3.53	5.96 (12/13/16)
Class R2	–2.76	–3.35	6.21 (12/13/16)
Class R3	–2.60	–3.11	6.37 (12/13/16)
Class R4	–2.58	–3.00	6.48 (12/13/16)
Class R5	–2.56	–2.98	6.58 (12/13/16)
Class R6	–2.49	–2.82	6.78 (12/13/16)
Prudential Day One 2030 Custom Benchmark
	–2.10	–2.35	7.59
Lipper Mixed-Asset Target 2030 Funds Average
	–2.61	–3.91	7.41
S&P Target Date 2030 Index
	–2.69	–3.39	7.85

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

16	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2030 Funds Average—The Lipper Mixed-Asset Target 2030 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

S&P Target Date® 2030 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	17

Prudential Day One 2035 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–3.73	–4.79	6.29 (12/13/16)
Class R2	–3.55	–4.53	6.55 (12/13/16)
Class R3	–3.47	–4.37	6.74 (12/13/16)
Class R4	–3.36	–4.17	6.89 (12/13/16)
Class R5	–3.43	–4.25	6.91 (12/13/16)
Class R6	–3.35	–4.08	7.11 (12/13/16)
Prudential Day One 2035 Custom Benchmark
	–2.54	–3.26	8.47
Lipper Mixed-Asset Target 2035 Funds Average
	–3.25	–4.67	8.35
S&P Target Date 2035 Index
	–3.36	–4.18	8.42

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

18	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2035 Funds Average—The Lipper Mixed-Asset Target 2035 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2031 to December 31, 2035.

S&P Target Date® 2035 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	19

Prudential Day One 2040 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–3.89	–5.01	6.92 (12/13/16)
Class R2	–3.70	–4.75	7.17 (12/13/16)
Class R3	–3.71	–4.67	7.32 (12/13/16)
Class R4	–3.60	–4.49	7.48 (12/13/16)
Class R5	–3.57	–4.38	7.58 (12/13/16)
Class R6	–3.49	–4.30	7.74 (12/13/16)
Prudential Day One 2040 Custom Benchmark
	–2.78	–3.52	9.14
Lipper Mixed-Asset Target 2040 Funds Average
	–3.78	–5.22	8.52
S&P Target Date 2040 Index
	–3.79	–4.65	8.84

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

20	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2040 Funds Average—The Lipper Mixed-Asset Target 2040 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036 to December 31, 2040.

S&P Target Date® 2040 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	21

Prudential Day One 2045 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–4.35	–5.69	7.09 (12/13/16)
Class R2	–4.31	–5.50	7.35 (12/13/16)
Class R3	–4.14	–5.33	7.50 (12/13/16)
Class R4	–4.20	–5.31	7.57 (12/13/16)
Class R5	–4.09	–5.20	7.72 (12/13/16)
Class R6	–4.08	–5.03	7.92 (12/13/16)
Prudential Day One 2045 Custom Benchmark
	–3.17	–4.13	9.43
Lipper Mixed-Asset Target 2045 Funds Average
	–4.04	–5.54	9.03
S&P Target Date 2045 Index
	–4.05	–4.98	9.08

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2045 Funds Average—The Lipper Mixed-Asset Target 2045 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2041 to December 31, 2045.

S&P Target Date® 2045 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	23

Prudential Day One 2050 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–4.52	–5.95	7.07 (12/13/16)
Class R2	–4.32	–5.67	7.35 (12/13/16)
Class R3	–4.32	–5.51	7.50 (12/13/16)
Class R4	–4.38	–5.57	7.52 (12/13/16)
Class R5	–4.18	–5.29	7.72 (12/13/16)
Class R6	–4.09	–5.11	7.97 (12/13/16)
Prudential Day One 2050 Custom Benchmark
	–3.22	–4.29	9.75
Lipper Mixed-Asset Target 2050 Funds Average
	–4.20	–5.73	8.89
S&P Target Date 2050 Index
	–4.23	–5.17	9.33

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2050 Funds Average—The Lipper Mixed-Asset Target 2050 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2046 to December 31, 2050.

S&P Target Date® 2050 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	25

Prudential Day One 2055 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–4.89	–6.44	7.62 (12/13/16)
Class R2	–4.68	–6.15	7.93 (12/13/16)
Class R3	–4.68	–6.08	8.04 (12/13/16)
Class R4	–4.56	–5.96	8.19 (12/13/16)
Class R5	–4.53	–5.85	8.30 (12/13/16)
Class R6	–4.53	–5.77	8.42 (12/13/16)
Prudential Day One 2055 Custom Benchmark
	–3.54	–4.81	9.97
Lipper Mixed-Asset Target 2055 + Funds Average
	–4.31	–5.79	9.25
S&P Target Date 2055 Index
	–4.27	–5.24	9.47

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2055 + Funds Average—The Lipper Mixed-Asset Target 2055 + Funds Average (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding December 31, 2050.

S&P Target Date® 2055 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	27

Prudential Day One 2060 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	–5.14	–6.76	7.33 (12/13/16)
Class R2	–5.10	–6.65	7.55 (12/13/16)
Class R3	–4.93	–6.48	7.75 (12/13/16)
Class R4	–4.90	–6.37	7.86 (12/13/16)
Class R5	–4.87	–6.26	7.97 (12/13/16)
Class R6	–4.78	–6.10	8.09 (12/13/16)
Prudential Day One 2060 Custom Benchmark
	–3.80	–5.21	10.03
Lipper Mixed-Asset Target 2055 + Funds Average
	–4.31	–5.79	9.25
S&P Target Date 2060+ Index
	–4.29	–5.25	9.63

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2055 + Funds Average—The Lipper Mixed-Asset Target 2055 + Funds Average (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding December 31, 2050.

Prudential Day One Funds	29

Prudential Day One 2060 Fund

Your Fund’s Performance (continued)

S&P Target Date® 2060+ Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes, would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

1 Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

2 Effective 12/31/18, The Russell Developed ex-North America Large Cap Net Index was decommissioned and subsequently replaced with the FTSE Developed ex-North America Index. Historical returns for the Prudential Day One Custom Benchmarks, prior to 12/31/18, will not be re-stated.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended January 31, 2019. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Funds’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Funds, that you own. You should consider the additional fees that were charged to your

Prudential Day One Funds	31

Fees and Expenses (continued)

Fund account over the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$993.90	1.15%	$5.78
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$995.20	0.90%	$4.53
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$996.00	0.75%	$3.77
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$996.50	0.65%	$3.27
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$997.20	0.55%	$2.77
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$998.00	0.40%	$2.01
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

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Prudential Day One 2010 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$993.20	1.15%	$5.78
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$994.90	0.90%	$4.53
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$995.50	0.75%	$3.77
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$995.60	0.65%	$3.27
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$996.70	0.55%	$2.77
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$997.30	0.40%	$2.01
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2015 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$989.10	1.15%	$5.77
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$989.90	0.90%	$4.51
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$991.50	0.75%	$3.76
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$991.60	0.65%	$3.26
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$992.60	0.55%	$2.76
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$992.40	0.40%	$2.01
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	33

Fees and Expenses (continued)

Prudential Day One 2020 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$987.50	1.15%	$5.76
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$988.30	0.90%	$4.51
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$989.90	0.75%	$3.76
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$989.10	0.65%	$3.26
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$990.10	0.55%	$2.76
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$990.70	0.40%	$2.01
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2025 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$981.40	1.15%	$5.74
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$983.10	0.90%	$4.50
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$983.80	0.75%	$3.75
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$984.90	0.65%	$3.25
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$984.10	0.55%	$2.75
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$985.70	0.40%	$2.00
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

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Prudential Day One 2030 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$971.40	1.15%	$5.71
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$972.40	0.90%	$4.47
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$974.00	0.75%	$3.73
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$974.20	0.65%	$3.23
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$974.40	0.55%	$2.74
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$975.10	0.40%	$1.99
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2035 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$962.70	1.15%	$5.69
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$964.50	0.90%	$4.46
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$965.30	0.75%	$3.72
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$966.40	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$965.70	0.55%	$2.73
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$966.50	0.40%	$1.98
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	35

Fees and Expenses (continued)

Prudential Day One 2040 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$961.10	1.15%	$5.68
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$963.00	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$962.90	0.75%	$3.71
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$964.00	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$964.30	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$965.10	0.40%	$1.98
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2045 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$956.50	1.15%	$5.67
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$956.90	0.90%	$4.44
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$958.60	0.75%	$3.70
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$958.00	0.65%	$3.21
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$959.10	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$959.20	0.40%	$1.98
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

36	Visit our website at pgiminvestments.com

Prudential Day One 2050 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$954.80	1.15%	$5.67
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$956.80	0.90%	$4.44
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$956.80	0.75%	$3.70
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$956.20	0.65%	$3.20
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$958.20	0.55%	$2.71
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$959.10	0.40%	$1.98
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2055 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$951.10	1.15%	$5.66
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$953.20	0.90%	$4.43
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$953.20	0.75%	$3.69
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$954.40	0.65%	$3.20
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$954.70	0.55%	$2.71
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$954.70	0.40%	$1.97
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	37

Fees and Expenses (continued)

Prudential Day One 2060 Fund		Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$948.60	1.15%	$5.65
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$949.00	0.90%	$4.42
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$950.70	0.75%	$3.69
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$951.00	0.65%	$3.20
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$951.30	0.55%	$2.71
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$952.20	0.40%	$1.97
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

38	Visit our website at pgiminvestments.com

Prudential Day One Income Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 90.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	130,860	$1,278,505
PGIM Global Real Estate Fund (Class R6)	22,381	546,551
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,342	91,422
PGIM QMA Commodity Strategies Fund (Class R6)	47,608	453,227
PGIM QMA International Developed Markets Index Fund (Class R6)	40,473	453,705
PGIM QMA Large-Cap Core Equity Fund (Class R6)	71,461	1,006,171
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	8,793	91,012
PGIM QMA US Broad Market Index Fund (Class R6)	44,743	549,001
PGIM TIPS Fund (Class R6)	248,064	2,373,970
PGIM Total Return Bond Fund (Class R6)	97,239	1,372,039

TOTAL LONG-TERM INVESTMENTS (cost $8,417,544)		8,215,603

SHORT-TERM INVESTMENT 10.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $918,022)	918,022	918,022

TOTAL INVESTMENTS 100.0% (cost $9,335,566)(w)		9,133,625
Liabilities in excess of other assets (0.0)%		(2,885)

NET ASSETS 100.0%		$9,130,740

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	39

Prudential Day One Income Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,133,625	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

TIPS	26.0%
Core Plus	15.0
Core Bond	14.0
Large Cap	11.0
Short Term	10.0
Broad Market	6.0
Real Estate	6.0
Developed Markets	5.0
Commodity	5.0
Small Cap	1.0
Mid Cap	1.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

40

Prudential Day One Income Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $9,335,566)	$9,133,625
Receivable for investments sold	66,009
Due from Manager	22,891
Receivable for Fund shares sold	1,577
Interest receivable	329
Prepaid expenses	22,783

Total Assets	9,247,214

Liabilities
Payable for investments purchased	54,476
Custodian and accounting fees payable	41,317
Audit fee payable	10,285
Accrued expenses and other liabilities	8,890
Affiliated transfer agent fee payable	729
Affiliated shareholder servicing fee payable	371
Distribution fee payable	311
Payable for Fund shares reacquired	95

Total Liabilities	116,474

Net Assets	$9,130,740

Net assets were comprised of:
Shares of beneficial interest, at par	$888
Paid-in capital in excess of par	9,295,497
Total distributable earnings (loss)	(165,645)

Net assets, January 31, 2019	$9,130,740

See Notes to Financial Statements.

Prudential Day One Funds	41

Prudential Day One Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($10,711 ÷ 1,044 shares of beneficial interest issued and outstanding)	$10.26

Class R2
Net asset value, offering price and redemption price per share, ($1,088,003 ÷ 106,010 shares of beneficial interest issued and outstanding)	$10.26

Class R3
Net asset value, offering price and redemption price per share, ($1,305,614 ÷ 127,140 shares of beneficial interest issued and outstanding)	$10.27

Class R4
Net asset value, offering price and redemption price per share, ($13,704 ÷ 1,334 shares of beneficial interest issued and outstanding)	$10.27

Class R5
Net asset value, offering price and redemption price per share, ($62,121 ÷ 6,050 shares of beneficial interest issued and outstanding)	$10.27

Class R6
Net asset value, offering price and redemption price per share, ($6,650,587 ÷ 646,659 shares of beneficial interest issued and outstanding)	$10.28

See Notes to Financial Statements.

42

Prudential Day One Income Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$131,787

Expenses
Management fee	789
Distribution fee(a)	1,787
Shareholder servicing fees (including affiliated expense of $1,106)(a)	1,118
Custodian and accounting fees	59,508
Registration fees(a)	38,635
Audit fee	10,285
Legal fees and expenses	8,407
Trustees’ fees	6,197
Shareholders’ reports	4,586
Transfer agent’s fees and expenses (including affiliated expense of $2,060)(a)	2,060
Miscellaneous	4,926

Total expenses	138,298
Less: Fee waiver and/or expense reimbursement(a)	(134,251)

Net expenses	4,047

Net investment income (loss)	127,740

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(102,189)
Net capital gain distributions received	185,543

83,354

Net change in unrealized appreciation (depreciation) on investments	(226,750)

Net gain (loss) on investment transactions	(143,396)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(15,656)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	27	1,092	668	—	—	—
Shareholder servicing fees	5	437	668	8	—	—
Registration fees	6,438	6,439	6,439	6,439	6,439	6,441
Transfer agent’s fees and expenses	17	643	1,112	43	18	227
Fee waiver and/or expense reimbursement	(6,584)	(17,431)	(23,531)	(6,669)	(6,852)	(73,184)

See Notes to Financial Statements.

Prudential Day One Funds	43

Prudential Day One Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,740	$101,481
Net realized gain (loss) on investment transactions	(102,189)	(19,490)
Net capital gain distributions received	185,543	60,710
Net change in unrealized appreciation (depreciation) on investments	(226,750)	14,758

Net increase (decrease) in net assets resulting from operations	(15,656)	157,459

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(262)	—
Class R2	(22,728)	—
Class R3	(35,203)	—
Class R4	(387)	—
Class R5	(1,394)	—
Class R6	(173,677)	—

	(233,651)	—

Dividends from net investment income*
Class R1		(150)
Class R2		(3,889)
Class R3		(23,450)
Class R4		(332)
Class R5		(214)
Class R6		(54,531)

	*	(82,566)

Distributions from net realized gains*
Class R1		(4)
Class R2		(4)
Class R3		(497)
Class R4		(7)
Class R5		(4)
Class R6		(860)

	*	(1,376)

See Notes to Financial Statements.

44

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions
Net proceeds from shares sold		$4,560,582	$4,309,508
Net asset value of shares issued in reinvestment of dividends and distributions		233,651	83,943
Cost of shares reacquired		(1,227,937)	(692,336)

Net increase (decrease) in net assets from Fund share transactions		3,566,296	3,701,115

Total increase (decrease)		3,316,989	3,774,632

Net Assets:
Beginning of period		5,813,751	2,039,119

End of period(a)		$9,130,740	$5,813,751

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$25,484

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

Prudential Day One Funds	45

Prudential Day One 2010 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 91.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	79,260	$774,368
PGIM Global Real Estate Fund (Class R6)	13,556	331,035
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	5,052	55,373
PGIM QMA Commodity Strategies Fund (Class R6)	28,834	274,504
PGIM QMA International Developed Markets Index Fund (Class R6)	24,513	274,795
PGIM QMA Large-Cap Core Equity Fund (Class R6)	47,218	664,831
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	5,326	55,124
PGIM QMA US Broad Market Index Fund (Class R6)	27,101	332,525
PGIM TIPS Fund (Class R6)	150,249	1,437,879
PGIM Total Return Bond Fund (Class R6)	58,896	831,025

TOTAL LONG-TERM INVESTMENTS (cost $5,142,623)		5,031,459

SHORT-TERM INVESTMENT 9.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $510,436)	510,436	510,436

TOTAL INVESTMENTS 100.2% (cost $5,653,059)(w)		5,541,895
Liabilities in excess of other assets (0.2)%		(11,115)

NET ASSETS 100.0%		$5,530,780

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

46

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,541,895	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

TIPS	26.0%
Core Plus	15.0
Core Bond	14.0
Large Cap	12.0
Short Term	9.2
Broad Market	6.0
Real Estate	6.0
Developed Markets	5.0
Commodity	5.0

Small Cap	1.0%
Mid Cap	1.0

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	47

Prudential Day One 2010 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $5,653,059)	$5,541,895
Receivable for investments sold	63,940
Due from Manager	22,731
Receivable for Fund shares sold	2,583
Interest receivable	197
Prepaid expenses	22,250

Total Assets	5,653,596

Liabilities
Custodian and accounting fees payable	41,281
Payable for investments purchased	33,430
Payable for Fund shares reacquired	28,308
Audit fee payable	10,285
Accrued expenses and other liabilities	9,132
Affiliated transfer agent fee payable	338
Affiliated shareholder servicing fee payable	24
Distribution fee payable	18

Total Liabilities	122,816

Net Assets	$5,530,780

Net assets were comprised of:
Shares of beneficial interest, at par	$542
Paid-in capital in excess of par	5,610,652
Total distributable earnings (loss)	(80,414)

Net assets, January 31, 2019	$5,530,780

See Notes to Financial Statements.

48

Class R1
Net asset value, offering price and redemption price per share, ($10,811 ÷ 1,059 shares of beneficial interest issued and outstanding)	$10.20

Class R2
Net asset value, offering price and redemption price per share, ($10,828 ÷ 1,061 shares of beneficial interest issued and outstanding)	$10.20

Class R3
Net asset value, offering price and redemption price per share, ($141,361 ÷ 13,852 shares of beneficial interest issued and outstanding)	$10.20

Class R4
Net asset value, offering price and redemption price per share, ($20,168 ÷ 1,977 shares of beneficial interest issued and outstanding)	$10.20

Class R5
Net asset value, offering price and redemption price per share, ($813,398 ÷ 79,693 shares of beneficial interest issued and outstanding)	$10.21

Class R6
Net asset value, offering price and redemption price per share, ($4,534,214 ÷ 444,033 shares of beneficial interest issued and outstanding)	$10.21

See Notes to Financial Statements.

Prudential Day One Funds	49

Prudential Day One 2010 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$87,528

Expenses
Management fee	570
Distribution fee(a)	114
Shareholder servicing fees (including affiliated expense of $82)(a)	107
Custodian and accounting fees	59,380
Registration fees(a)	39,170
Audit fee	10,285
Legal fees and expenses	8,408
Trustees’ fees	6,147
Shareholders’ reports	4,249
Transfer agent’s fees and expenses (including affiliated expense of $970)(a)	970
Miscellaneous	4,876

Total expenses	134,276
Less: Fee waiver and/or expense reimbursement(a)	(133,825)

Net expenses	451

Net investment income (loss)	87,077

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(50,893)
Net capital gain distributions received	121,387

70,494

Net change in unrealized appreciation (depreciation) on investments	(180,963)

Net gain (loss) on investment transactions	(110,469)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(23,392)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	27	17	70	—	—	—
Shareholder servicing fees	6	7	70	24	—	—
Registration fees	6,440	6,439	6,439	6,440	6,439	6,973
Transfer agent’s fees and expenses	17	20	121	57	594	161
Fee waiver and/or expense reimbursement	(6,628)	(6,679)	(8,771)	(7,248)	(20,029)	(84,470)

See Notes to Financial Statements.

50

Prudential Day One 2010 Fund

Statements of Changes in Net Assets (unaudited)

as of January 31, 2019

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,077	$130,843
Net realized gain (loss) on investment transactions	(50,893)	8,759
Net capital gain distributions received	121,387	78,654
Net change in unrealized appreciation (depreciation) on investments	(180,963)	14,360

Net increase (decrease) in net assets resulting from operations	(23,392)	232,616

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(444)	—
Class R2	(471)	—
Class R3	(6,295)	—
Class R4	(2,394)	—
Class R5	(38,335)	—
Class R6	(220,690)	—

	(268,629)	—

Dividends from net investment income*
Class R1		(95)
Class R2		(122)
Class R3		(2,100)
Class R4		(623)
Class R5		(160)
Class R6		(72,357)

	*	(75,457)

Distributions from net realized gains*
Class R1		(18)
Class R2		(18)
Class R3		(269)
Class R4		(74)
Class R5		(18)
Class R6		(7,235)

	*	(7,632)

See Notes to Financial Statements.

Prudential Day One Funds	51

Prudential Day One 2010 Fund

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions
Net proceeds from shares sold		$1,189,243	$3,019,029
Net asset value of shares issued in reinvestment of dividends and distributions		268,630	83,090
Cost of shares reacquired		(1,275,866)	(2,130,951)

Net increase (decrease) in net assets from Fund share transactions		182,007	971,168

Total increase (decrease)		(110,014)	1,120,695

Net Assets:
Beginning of period		5,640,794	4,520,099

End of period(a)		$5,530,780	$5,640,794

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$69,802

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

52

Prudential Day One 2015 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 91.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	132,633	$1,295,829
PGIM Global Real Estate Fund (Class R6)	24,432	596,639
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	9,105	99,787
PGIM QMA Commodity Strategies Fund (Class R6)	51,981	494,855
PGIM QMA International Developed Markets Index Fund (Class R6)	53,027	594,428
PGIM QMA Large-Cap Core Equity Fund (Class R6)	92,179	1,297,882
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	19,199	198,711
PGIM QMA US Broad Market Index Fund (Class R6)	56,975	699,080
PGIM TIPS Fund (Class R6)	249,945	2,391,972
PGIM Total Return Bond Fund (Class R6)	99,055	1,397,666

TOTAL LONG-TERM INVESTMENTS (cost $9,284,474)		9,066,849

SHORT-TERM INVESTMENT 8.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $870,509)	870,509	870,509

TOTAL INVESTMENTS 99.7% (cost $10,154,983)(w)		9,937,358
Other assets in excess of liabilities 0.3%		29,208

NET ASSETS 100.0%		$9,966,566

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	53

Prudential Day One 2015 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,937,358	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:

TIPS	24.0%
Core Plus	14.0
Large Cap	13.0
Core Bond	13.0
Short Term	8.7
Broad Market	7.0
Real Estate	6.0
Developed Markets	6.0
Commodity	5.0

Mid Cap	2.0%
Small Cap	1.0

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

54

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $10,154,983)	$9,937,358
Receivable for Fund shares sold	361,686
Receivable for investments sold	71,709
Due from Manager	22,988
Interest receivable	306
Prepaid expenses	21,126

Total Assets	10,415,173

Liabilities
Payable for investments purchased	387,696
Custodian and accounting fees payable	41,290
Accrued expenses and other liabilities	19,466
Affiliated transfer agent fee payable	123
Payable for Fund shares reacquired	15
Affiliated shareholder servicing fee payable	9
Distribution fee payable	8

Total Liabilities	448,607

Net Assets	$9,966,566

Net assets were comprised of:
Shares of beneficial interest, at par	$962
Paid-in capital in excess of par	10,139,870
Total distributable earnings (loss)	(174,266)

Net assets, January 31, 2019	$9,966,566

See Notes to Financial Statements.

Prudential Day One Funds	55

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($10,843 ÷ 1,047 shares of beneficial interest issued and outstanding)	$10.36

Class R2
Net asset value, offering price and redemption price per share, ($10,898 ÷ 1,052 shares of beneficial interest issued and outstanding)	$10.36

Class R3
Net asset value, offering price and redemption price per share, ($10,936 ÷ 1,055 shares of beneficial interest issued and outstanding)	$10.36

Class R4
Net asset value, offering price and redemption price per share, ($13,445 ÷ 1,298 shares of beneficial interest issued and outstanding)	$10.36

Class R5
Net asset value, offering price and redemption price per share, ($27,030 ÷ 2,607 shares of beneficial interest issued and outstanding)	$10.37

Class R6
Net asset value, offering price and redemption price per share, ($9,893,414 ÷ 954,777 shares of beneficial interest issued and outstanding)	$10.36

See Notes to Financial Statements.

56

Prudential Day One 2015 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$146,424

Expenses
Management fee	933
Distribution fee(a)	50
Shareholder servicing fees (including affiliated expense of $33)(a)	57
Custodian and accounting fees	59,381
Registration fees(a)	40,293
Audit fee	10,285
Legal fees and expenses	8,411
Trustees’ fees	6,154
Shareholders’ reports	4,389
Transfer agent’s fees and expenses (including affiliated expense of $335)(a)	342
Miscellaneous	4,859

Total expenses	135,154
Less: Fee waiver and/or expense reimbursement(a)	(135,776)

Net expenses	(622)

Net investment income (loss)	147,046

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(122,571)
Net capital gain distributions received	243,889

121,318

Net change in unrealized appreciation (depreciation) on investments	(342,912)

Net gain (loss) on investment transactions	(221,594)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(74,548)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	27	17	6	—	—	—
Shareholder servicing fees	6	7	6	38	—	—
Registration fees	6,439	6,439	6,439	6,439	6,439	8,098
Transfer agent’s fees and expenses	17	20	16	74	27	188
Fee waiver and/or expense reimbursement	(6,559)	(6,592)	(6,559)	(7,232)	(6,677)	(102,157)

See Notes to Financial Statements.

Prudential Day One Funds	57

Prudential Day One 2015 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$147,046	$171,171
Net realized gain (loss) on investment transactions	(122,571)	(33,968)
Net capital gain distributions received	243,889	123,774
Net change in unrealized appreciation (depreciation) on investments	(342,912)	62,297

Net increase (decrease) in net assets resulting from operations	(74,548)	323,274

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(369)	—
Class R2	(397)	—
Class R3	(414)	—
Class R4	(3,183)	—
Class R5	(986)	—
Class R6	(386,009)	—

	(391,358)	—

Dividends from net investment income*
Class R1		(85)
Class R2		(113)
Class R3		(129)
Class R4		(811)
Class R5		(151)
Class R6		(94,760)

	*	(96,049)

Distributions from net realized gains*
Class R1		(15)
Class R2		(15)
Class R3		(15)
Class R4		(89)
Class R5		(15)
Class R6		(8,629)

	*	(8,778)

See Notes to Financial Statements.

58

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions
Net proceeds from shares sold		$2,506,919	$7,266,121
Net asset value of shares issued in reinvestment of dividends and distributions		392,135	104,826
Cost of shares reacquired		(1,165,439)	(3,082,317)

Net increase (decrease) in net assets from Fund share transactions		1,733,615	4,288,630

Total increase (decrease)		1,267,709	4,507,077

Net Assets:
Beginning of period		8,698,857	4,191,780

End of period(a)		$9,966,566	$8,698,857

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$95,236

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

Prudential Day One Funds	59

Prudential Day One 2020 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 92.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	459,797	$4,492,216
PGIM Global Real Estate Fund (Class R6)	91,750	2,240,525
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	34,194	374,770
PGIM QMA Commodity Strategies Fund (Class R6)	195,167	1,857,994
PGIM QMA International Developed Markets Index Fund (Class R6)	232,286	2,603,923
PGIM QMA Large-Cap Core Equity Fund (Class R6)	452,727	6,374,404
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	72,095	746,188
PGIM QMA US Broad Market Index Fund (Class R6)	244,556	3,000,701
PGIM TIPS Fund (Class R6)	860,454	8,234,541
PGIM Total Return Bond Fund (Class R6)	318,881	4,499,409

TOTAL LONG-TERM INVESTMENTS (cost $35,337,732)		34,424,671

SHORT-TERM INVESTMENT 7.9%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,969,143)	2,969,143	2,969,143

TOTAL INVESTMENTS 99.9% (cost $38,306,875)(w)		37,393,814
Other assets in excess of liabilities 0.1%		38,021

NET ASSETS 100.0%		$37,431,835

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

60

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$37,393,814	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:

TIPS	22.0%
Large Cap	17.0
Core Plus	12.0
Core Bond	12.0
Broad Market	8.0
Short Term	7.9
Developed Markets	7.0
Real Estate	6.0
Commodity	5.0

Mid Cap	2.0%
Small Cap	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	61

Prudential Day One 2020 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $38,306,875)	$37,393,814
Receivable for investments sold	289,060
Receivable for Fund shares sold	94,369
Due from Manager	23,600
Dividends receivable	1,079
Prepaid expenses	21,505

Total Assets	37,823,427

Liabilities
Payable for investments purchased	279,125
Payable for Fund shares reacquired	49,149
Custodian and accounting fees payable	41,268
Accrued expenses and other liabilities	18,317
Affiliated transfer agent fee payable	2,025
Affiliated shareholder servicing fee payable	1,128
Distribution fee payable	580

Total Liabilities	391,592

Net Assets	$37,431,835

Net assets were comprised of:
Shares of beneficial interest, at par	$3,566
Paid-in capital in excess of par	38,088,118
Total distributable earnings (loss)	(659,849)

Net assets, January 31, 2019	$37,431,835

See Notes to Financial Statements.

62

Class R1
Net asset value, offering price and redemption price per share, ($10,934 ÷ 1,040 shares of beneficial interest issued and outstanding)	$10.52

Class R2
Net asset value, offering price and redemption price per share, ($2,345,583 ÷ 223,078 shares of beneficial interest issued and outstanding)	$10.51

Class R3
Net asset value, offering price and redemption price per share, ($973,334 ÷ 92,464 shares of beneficial interest issued and outstanding)	$10.53

Class R4
Net asset value, offering price and redemption price per share, ($55,137 ÷ 5,235 shares of beneficial interest issued and outstanding)	$10.53

Class R5
Net asset value, offering price and redemption price per share, ($3,841,372 ÷ 364,899 shares of beneficial interest issued and outstanding)	$10.53

Class R6
Net asset value, offering price and redemption price per share, ($30,205,475 ÷ 2,879,653 shares of beneficial interest issued and outstanding)	$10.49

See Notes to Financial Statements.

Prudential Day One Funds	63

Prudential Day One 2020 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$567,139

Expenses
Management fee	3,489
Distribution fee(a)	3,515
Shareholder servicing fees (including affiliated expense of $1,733)(a)	1,769
Custodian and accounting fees	59,379
Registration fees(a)	40,634
Audit fee	10,285
Legal fees and expenses	8,422
Trustees’ fees	6,193
Transfer agent’s fees and expenses (including affiliated expense of $5,615)(a)	5,615
Shareholders’ reports	4,540
Miscellaneous	4,888

Total expenses	148,729
Less: Fee waiver and/or expense reimbursement(a)	(140,635)

Net expenses	8,094

Net investment income (loss)	559,045

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(550,099)
Net capital gain distributions received	1,053,090

502,991

Net change in unrealized appreciation (depreciation) on investments	(1,436,540)

Net gain (loss) on investment transactions	(933,549)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(374,504)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	27	2,926	562	—	—	—
Shareholder servicing fees	5	1,171	562	31	—	—
Registration fees	6,439	6,439	6,439	6,439	6,439	8,439
Transfer agent’s fees and expenses	17	1,686	886	147	2,599	280
Fee waiver and/or expense reimbursement	(6,480)	(13,108)	(9,714)	(6,716)	(16,817)	(87,800)

See Notes to Financial Statements.

64

Prudential Day One 2020 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$559,045	$465,939
Net realized gain (loss) on investment transactions	(550,099)	(119,090)
Net capital gain distributions received	1,053,090	396,521
Net change in unrealized appreciation (depreciation) on investments	(1,436,540)	332,048

Net increase (decrease) in net assets resulting from operations	(374,504)	1,075,418

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(309)	—
Class R2	(73,312)	—
Class R3	(39,719)	—
Class R4	(2,046)	—
Class R5	(131,171)	—
Class R6	(1,057,196)	—

	(1,303,753)	—

Dividends from net investment income*
Class R1		(86)
Class R2		(315)
Class R3		(9,100)
Class R4		(2,476)
Class R5		(152)
Class R6		(246,578)

	*	(258,707)

Distributions from net realized gains*
Class R1		(8)
Class R2		(22)
Class R3		(556)
Class R4		(139)
Class R5		(8)
Class R6		(11,492)

	*	(12,225)

See Notes to Financial Statements.

Prudential Day One Funds	65

Prudential Day One 2020 Fund

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions
Net proceeds from shares sold		$13,037,834	$23,677,446
Net asset value of shares issued in reinvestment of dividends and distributions		1,303,753	270,932
Cost of shares reacquired		(5,323,269)	(7,248,986)

Net increase (decrease) in net assets from Fund share transactions		9,018,318	16,699,392

Total increase (decrease)		7,340,061	17,503,878

Net Assets:
Beginning of period		30,091,774	12,587,896

End of period(a)		$37,431,835	$30,091,774

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$265,589

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

66

Prudential Day One 2025 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 93.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	393,215	$3,841,713
PGIM Global Real Estate Fund (Class R6)	104,610	2,554,573
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	38,988	427,305
PGIM QMA Commodity Strategies Fund (Class R6)	222,542	2,118,603
PGIM QMA International Developed Markets Index Fund (Class R6)	340,538	3,817,430
PGIM QMA Large-Cap Core Equity Fund (Class R6)	576,893	8,122,660
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	82,204	850,810
PGIM QMA US Broad Market Index Fund (Class R6)	313,682	3,848,874
PGIM TIPS Fund (Class R6)	891,916	8,535,638
PGIM Total Return Bond Fund (Class R6)	393,908	5,558,044

TOTAL LONG-TERM INVESTMENTS (cost $40,737,338)		39,675,650

SHORT-TERM INVESTMENT 6.9%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,956,040)	2,956,040	2,956,040

TOTAL INVESTMENTS 99.9% (cost $43,693,378)(w)		42,631,690
Other assets in excess of liabilities 0.1%		48,368

NET ASSETS 100.0%		$42,680,058

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	67

Prudential Day One 2025 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$42,631,690	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:

TIPS	20.0%
Large Cap	19.0
Core Plus	13.0
Broad Market	9.0
Core Bond	9.0
Developed Markets	9.0
Short Term	6.9
Real Estate	6.0
Commodity	5.0

Mid Cap	2.0%
Small Cap	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

68

Prudential Day One 2025 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $43,693,378)	$42,631,690
Receivable for Fund shares sold	325,554
Receivable for investments sold	263,446
Due from Manager	23,217
Interest receivable	1,168
Prepaid expenses	22,481

Total Assets	43,267,556

Liabilities
Payable for investments purchased	521,620
Custodian and accounting fees payable	41,261
Accrued expenses and other liabilities	19,500
Affiliated transfer agent fee payable	1,889
Payable for Fund shares reacquired	1,313
Affiliated shareholder servicing fee payable	1,102
Distribution fee payable	813

Total Liabilities	587,498

Net Assets	$42,680,058

Net assets were comprised of:
Shares of beneficial interest, at par	$4,044
Paid-in capital in excess of par	43,491,106
Total distributable earnings (loss)	(815,092)

Net assets, January 31, 2019	$42,680,058

See Notes to Financial Statements.

Prudential Day One Funds	69

Prudential Day One 2025 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($613,654 ÷ 58,216 shares of beneficial interest issued and outstanding)	$10.54

Class R2
Net asset value, offering price and redemption price per share, ($35,749 ÷ 3,391 shares of beneficial interest issued and outstanding)	$10.54

Class R3
Net asset value, offering price and redemption price per share, ($6,713,095 ÷ 636,534 shares of beneficial interest issued and outstanding)	$10.55

Class R4
Net asset value, offering price and redemption price per share, ($44,317 ÷ 4,203 shares of beneficial interest issued and outstanding)	$10.55

Class R5
Net asset value, offering price and redemption price per share, ($62,018 ÷ 5,882 shares of beneficial interest issued and outstanding)	$10.54

Class R6
Net asset value, offering price and redemption price per share, ($35,211,225 ÷ 3,335,591 shares of beneficial interest issued and outstanding)	$10.56

See Notes to Financial Statements.

70

Prudential Day One 2025 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$655,242

Expenses
Management fee	3,801
Distribution fee(a)	4,724
Shareholder servicing fees (including affiliated expense of $3,200)(a)	3,516
Custodian and accounting fees	59,379
Registration fees(a)	39,264
Audit fee	10,285
Legal fees and expenses	8,425
Trustees’ fees	6,197
Transfer agent’s fees and expenses (including affiliated expense of $5,329)(a)	5,329
Shareholders’ reports	4,950
Miscellaneous	4,890

Total expenses	150,760
Less: Fee waiver and/or expense reimbursement(a)	(139,100)

Net expenses	11,660

Net investment income (loss)	643,582

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(849,240)
Net capital gain distributions received	1,461,984

612,744

Net change in unrealized appreciation (depreciation) on investments	(1,801,857)

Net gain (loss) on investment transactions	(1,189,113)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(545,531)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	1,538	27	3,159	—	—	—
Shareholder servicing fees	307	11	3,159	39	—	—
Registration fees	6,437	6,438	6,437	6,437	6,437	7,078
Transfer agent’s fees and expenses	532	71	4,256	94	61	315
Fee waiver and/or expense reimbursement	(8,148)	(6,551)	(22,734)	(6,684)	(6,588)	(88,395)

See Notes to Financial Statements.

Prudential Day One Funds	71

Prudential Day One 2025 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$643,582	$568,650
Net realized gain (loss) on investment transactions	(849,240)	(130,872)
Net capital gain distributions received	1,461,984	695,392
Net change in unrealized appreciation (depreciation) on investments	(1,801,857)	522,080

Net increase (decrease) in net assets resulting from operations	(545,531)	1,655,250

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(21,333)	—
Class R2	(676)	—
Class R3	(256,516)	—
Class R4	(1,775)	—
Class R5	(2,238)	—
Class R6	(1,479,753)	—

	(1,762,291)	—

Dividends from net investment income*
Class R1		(5,622)
Class R2		(333)
Class R3		(56,820)
Class R4		(1,397)
Class R5		(255)
Class R6		(330,455)

	*	(394,882)

Distributions from net realized gains*
Class R1		(171)
Class R2		(8)
Class R3		(1,179)
Class R4		(27)
Class R5		(4)
Class R6		(5,354)

	*	(6,743)

See Notes to Financial Statements.

72

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions
Net proceeds from shares sold		$17,069,269	$21,103,109
Net asset value of shares issued in reinvestment of dividends and distributions		1,762,291	401,625
Cost of shares reacquired		(6,433,329)	(8,205,921)

Net increase (decrease) in net assets from Fund share transactions		12,398,231	13,298,813

Total increase (decrease)		10,090,409	14,552,438

Net Assets:
Beginning of period		32,589,649	18,037,211

End of period(a)		$42,680,058	$32,589,649

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$257,832

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

Prudential Day One Funds	73

Prudential Day One 2030 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 94.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	271,337	$2,650,963
PGIM Global Real Estate Fund (Class R6)	92,819	2,266,653
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	34,592	379,127
PGIM QMA Commodity Strategies Fund (Class R6)	157,969	1,503,862
PGIM QMA Emerging Markets Equity Fund (Class R6)	33,487	380,081
PGIM QMA International Developed Markets Index Fund (Class R6)	369,304	4,139,895
PGIM QMA Large-Cap Core Equity Fund (Class R6)	700,428	9,862,021
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	109,406	1,132,356
PGIM QMA US Broad Market Index Fund (Class R6)	402,012	4,932,684
PGIM TIPS Fund (Class R6)	474,847	4,544,286
PGIM Total Return Bond Fund (Class R6)	295,701	4,172,336

TOTAL LONG-TERM INVESTMENTS (cost $37,313,112)		35,964,264

SHORT-TERM INVESTMENT 5.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,891,874)	1,891,874	1,891,874

TOTAL INVESTMENTS 99.9% (cost $39,204,986)(w)		37,856,138
Other assets in excess of liabilities 0.1%		20,672

NET ASSETS 100.0%		$37,876,810

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

74

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$37,856,138	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:

Large Cap	26.0%
Broad Market	13.0
TIPS	12.0
Core Plus	11.0
Developed Markets	10.9
Core Bond	7.0
Real Estate	6.0
Short Term	5.0
Commodity	4.0

Mid Cap	3.0%
Emerging Markets	1.0
Small Cap	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	75

Prudential Day One 2030 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $39,204,986)	$37,856,138
Receivable for Fund shares sold	263,487
Receivable for investments sold	153,040
Due from Manager	23,277
Dividends receivable	546
Prepaid expenses	22,227

Total Assets	38,318,715

Liabilities
Payable for investments purchased	327,077
Payable for Fund shares reacquired	51,241
Custodian and accounting fees payable	41,268
Accrued expenses and other liabilities	18,814
Affiliated transfer agent fee payable	1,994
Affiliated shareholder servicing fee payable	764
Distribution fee payable	747

Total Liabilities	441,905

Net Assets	$37,876,810

Net assets were comprised of:
Shares of beneficial interest, at par	$3,512
Paid-in capital in excess of par	38,608,360
Total distributable earnings (loss)	(735,062)

Net assets, January 31, 2019	$37,876,810

See Notes to Financial Statements.

76

Class R1
Net asset value, offering price and redemption price per share, ($29,320 ÷ 2,721 shares of beneficial interest issued and outstanding)	$10.78

Class R2
Net asset value, offering price and redemption price per share, ($3,228,789 ÷ 299,399 shares of beneficial interest issued and outstanding)	$10.78

Class R3
Net asset value, offering price and redemption price per share, ($986,093 ÷ 91,495 shares of beneficial interest issued and outstanding)	$10.78

Class R4
Net asset value, offering price and redemption price per share, ($604,692 ÷ 56,117 shares of beneficial interest issued and outstanding)	$10.78

Class R5
Net asset value, offering price and redemption price per share, ($2,722,619 ÷ 252,620 shares of beneficial interest issued and outstanding)	$10.78

Class R6
Net asset value, offering price and redemption price per share, ($30,305,297 ÷ 2,809,629 shares of beneficial interest issued and outstanding)	$10.79

See Notes to Financial Statements.

Prudential Day One Funds	77

Prudential Day One 2030 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$581,624

Expenses
Management fee	3,306
Distribution fee(a)	4,078
Shareholder servicing fees (including affiliated expense of $2,303)(a)	2,336
Custodian and accounting fees	59,380
Registration fees(a)	39,693
Audit fee	10,285
Legal fees and expenses	8,420
Trustees’ fees	6,198
Transfer agent’s fees and expenses (including affiliated expense of $5,611)(a)	5,611
Shareholders’ reports	4,684
Miscellaneous	4,887

Total expenses	148,878
Less: Fee waiver and/or expense reimbursement(a)	(137,935)

Net expenses	10,943

Net investment income (loss)	570,681

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(632,148)
Net capital gain distributions received	1,638,567

1,006,419

Net change in unrealized appreciation (depreciation) on investments	(2,370,708)

Net gain (loss) on investment transactions	(1,364,289)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(793,608)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	71	3,584	423	—	—	—
Shareholder servicing fees	14	1,434	423	465	—	—
Registration fees	6,436	6,436	6,437	6,437	6,437	7,510
Transfer agent’s fees and expenses	35	1,996	590	818	1,893	279
Fee waiver and/or expense reimbursement	(6,533)	(14,821)	(8,908)	(9,345)	(14,367)	(83,961)

See Notes to Financial Statements.

78

Prudential Day One 2030 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$570,681	$345,210
Net realized gain (loss) on investment transactions	(632,148)	(134,469)
Net capital gain distributions received	1,638,567	581,138
Net change in unrealized appreciation (depreciation) on investments	(2,370,708)	797,100

Net increase (decrease) in net assets resulting from operations	(793,608)	1,588,979

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(1,022)	—
Class R2	(115,451)	—
Class R3	(35,737)	—
Class R4	(28,267)	—
Class R5	(111,145)	—
Class R6	(1,208,259)	—

	(1,499,881)	—

Dividends from net investment income*
Class R1		(147)
Class R2		(1,420)
Class R3		(7,053)
Class R4		(14,481)
Class R5		(2,115)
Class R6		(239,010)

	*	(264,226)

Distributions from net realized gains*
Class R1		(5)
Class R2		(39)
Class R3		(175)
Class R4		(332)
Class R5		(46)
Class R6		(4,691)

	*	(5,288)

See Notes to Financial Statements.

Prudential Day One Funds	79

Prudential Day One 2030 Fund

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions
Net proceeds from shares sold		$13,952,106	$23,458,936
Net asset value of shares issued in reinvestment of dividends and distributions		1,499,881	269,515
Cost of shares reacquired		(4,582,985)	(6,078,246)

Net increase (decrease) in net assets from Fund share transactions		10,869,002	17,650,205

Total increase (decrease)		8,575,513	18,969,670

Net Assets:
Beginning of period		29,301,297	10,331,627

End of period(a)		$37,876,810	$29,301,297

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$151,620

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

80

Prudential Day One 2035 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	129,158	$1,261,869
PGIM Global Real Estate Fund (Class R6)	51,542	1,258,647
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	46,098	505,236
PGIM QMA Commodity Strategies Fund (Class R6)	105,259	1,002,068
PGIM QMA Emerging Markets Equity Fund (Class R6)	66,944	759,820
PGIM QMA International Developed Markets Index Fund (Class R6)	290,820	3,260,092
PGIM QMA Large-Cap Core Equity Fund (Class R6)	520,564	7,329,537
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	97,200	1,006,024
PGIM QMA US Broad Market Index Fund (Class R6)	329,684	4,045,224
PGIM TIPS Fund (Class R6)	210,953	2,018,823
PGIM Total Return Bond Fund (Class R6)	161,233	2,274,996

TOTAL LONG-TERM INVESTMENTS (cost $25,864,756)		24,722,336

SHORT-TERM INVESTMENT 2.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $535,413)	535,413	535,413

TOTAL INVESTMENTS 100.1% (cost $26,400,169)(w)		25,257,749
Liabilities in excess of other assets (0.1)%		(13,730)

NET ASSETS 100.0%		$25,244,019

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	81

Prudential Day One 2035 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$25,257,749	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Large Cap	29.1%
Broad Market	16.0
Developed Markets	12.9
Core Plus	9.0
TIPS	8.0
Core Bond	5.0
Real Estate	5.0
Mid Cap	4.0
Commodity	4.0

Emerging Markets	3.0%
Short Term	2.1
Small Cap	2.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

82

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $26,400,169)	$25,257,749
Receivable for investments sold	67,345
Receivable for Fund shares sold	33,528
Due from Manager	23,761
Prepaid expenses	21,688

Total Assets	25,404,071

Liabilities
Payable for investments purchased	89,034
Custodian and accounting fees payable	41,332
Audit fee payable	10,285
Accrued expenses and other liabilities	8,648
Payable for Fund shares reacquired	7,522
Affiliated transfer agent fee payable	1,729
Affiliated shareholder servicing fee payable	973
Distribution fee payable	529

Total Liabilities	160,052

Net Assets	$25,244,019

Net assets were comprised of:
Shares of beneficial interest, at par	$2,353
Paid-in capital in excess of par	26,053,989
Total distributable earnings (loss)	(812,323)

Net assets, January 31, 2019	$25,244,019

See Notes to Financial Statements.

Prudential Day One Funds	83

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($11,691 ÷ 1,090 shares of beneficial interest issued and outstanding)	$10.72

Class R2
Net asset value, offering price and redemption price per share, ($333,298 ÷ 31,092 shares of beneficial interest issued and outstanding)	$10.72

Class R3
Net asset value, offering price and redemption price per share, ($5,434,435 ÷ 506,476 shares of beneficial interest issued and outstanding)	$10.73

Class R4
Net asset value, offering price and redemption price per share, ($15,543 ÷ 1,448 shares of beneficial interest issued and outstanding)	$10.73

Class R5
Net asset value, offering price and redemption price per share, ($64,204 ÷ 5,987 shares of beneficial interest issued and outstanding)	$10.72

Class R6
Net asset value, offering price and redemption price per share, ($19,384,848 ÷ 1,807,175 shares of beneficial interest issued and outstanding)	$10.73

See Notes to Financial Statements.

84

Prudential Day One 2035 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$424,717

Expenses
Management fee	2,374
Distribution fee(a)	3,329
Shareholder servicing fees (including affiliated expense of $3,047)(a)	3,072
Custodian and accounting fees	59,386
Registration fees(a)	39,715
Audit fee	10,285
Legal fees and expenses	8,415
Trustees’ fees	6,191
Transfer agent’s fees and expenses (including affiliated expense of $5,068)(a)	5,068
Shareholders’ reports	4,874
Miscellaneous	4,886

Total expenses	147,595
Less: Fee waiver and/or expense reimbursement(a)	(141,194)

Net expenses	6,401

Net investment income (loss)	418,316

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(610,320)
Net capital gain distributions received	1,253,358

643,038

Net change in unrealized appreciation (depreciation) on investments	(1,940,990)

Net gain (loss) on investment transactions	(1,297,952)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(879,636)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	29	426	2,874	—	—	—
Shareholder servicing fees	6	170	2,874	22	—	—
Registration fees	6,436	6,437	6,437	6,439	6,437	7,529
Transfer agent’s fees and expenses	34	317	4,320	52	58	287
Fee waiver and/or expense reimbursement	(6,513)	(7,955)	(30,971)	(6,646)	(6,702)	(82,407)

See Notes to Financial Statements.

Prudential Day One Funds	85

Prudential Day One 2035 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$418,316	$287,248
Net realized gain (loss) on investment transactions	(610,320)	(106,866)
Net capital gain distributions received	1,253,358	645,426
Net change in unrealized appreciation (depreciation) on investments	(1,940,990)	632,290

Net increase (decrease) in net assets resulting from operations	(879,636)	1,458,098

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(504)	—
Class R2	(15,169)	—
Class R3	(278,109)	—
Class R4	(2,341)	—
Class R5	(3,726)	—
Class R6	(955,310)	—

	(1,255,159)	—

Dividends from net investment income*
Class R1		(146)
Class R2		(182)
Class R3		(77,919)
Class R4		(746)
Class R5		(214)
Class R6		(228,561)

	*	(307,768)

Distributions from net realized gains*
Class R1		(3)
Class R2		(3)
Class R3		(1,161)
Class R4		(10)
Class R5		(3)
Class R6		(2,797)

	*	(3,977)

See Notes to Financial Statements.

86

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions
Net proceeds from shares sold		$8,698,391	$12,790,604
Net asset value of shares issued in reinvestment of dividends and distributions		1,255,159	311,745
Cost of shares reacquired		(3,969,148)	(3,878,913)

Net increase (decrease) in net assets from Fund share transactions		5,984,402	9,223,436

Total increase (decrease)		3,849,607	10,369,789

Net Assets:
Beginning of period		21,394,412	11,024,623

End of period(a)		$25,244,019	$21,394,412

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$78,487

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

Prudential Day One Funds	87

Prudential Day One 2040 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	92,627	$904,965
PGIM Global Real Estate Fund (Class R6)	46,208	1,128,387
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	61,994	679,459
PGIM QMA Commodity Strategies Fund (Class R6)	94,367	898,376
PGIM QMA Emerging Markets Equity Fund (Class R6)	80,020	908,229
PGIM QMA International Developed Markets Index Fund (Class R6)	300,838	3,372,397
PGIM QMA Large-Cap Core Equity Fund (Class R6)	466,708	6,571,245
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	130,715	1,352,901
PGIM QMA US Broad Market Index Fund (Class R6)	295,578	3,626,747
PGIM TIPS Fund (Class R6)	118,195	1,131,124
PGIM Total Return Bond Fund (Class R6)	128,476	1,812,791

TOTAL LONG-TERM INVESTMENTS (cost $23,371,070)		22,386,621

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $255,292)	255,292	255,292

TOTAL INVESTMENTS 100.1% (cost $23,626,362)(w)		22,641,913
Liabilities in excess of other assets (0.1)%		(12,443)

NET ASSETS 100.0%		$22,629,470

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

88

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$22,641,913	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Large Cap	29.0%
Broad Market	16.0
Developed Markets	14.9
Core Plus	8.0
Mid Cap	6.0
TIPS	5.0
Real Estate	5.0
Emerging Markets	4.0
Core Bond	4.0

Commodity	4.0%
Small Cap	3.0
Short Term	1.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	89

Prudential Day One 2040 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $23,626,362)	$22,641,913
Receivable for investments sold	69,472
Receivable for Fund shares sold	38,129
Due from Manager	23,822
Prepaid expenses	22,210

Total Assets	22,795,546

Liabilities
Payable for investments purchased	81,733
Custodian and accounting fees payable	41,248
Payable for Fund shares reacquired	21,305
Audit fee payable	10,285
Accrued expenses and other liabilities	8,525
Affiliated transfer agent fee payable	2,181
Distribution fee payable	404
Affiliated shareholder servicing fee payable	395

Total Liabilities	166,076

Net Assets	$22,629,470

Net assets were comprised of:
Shares of beneficial interest, at par	$2,073
Paid-in capital in excess of par	23,087,816
Total distributable earnings (loss)	(460,419)

Net assets, January 31, 2019	$22,629,470

See Notes to Financial Statements.

90

Class R1
Net asset value, offering price and redemption price per share, ($13,726 ÷ 1,258 shares of beneficial interest issued and outstanding)	$10.91

Class R2
Net asset value, offering price and redemption price per share, ($1,737,292 ÷ 159,244 shares of beneficial interest issued and outstanding)	$10.91

Class R3
Net asset value, offering price and redemption price per share, ($910,134 ÷ 83,385 shares of beneficial interest issued and outstanding)	$10.91

Class R4
Net asset value, offering price and redemption price per share, ($23,676 ÷ 2,167 shares of beneficial interest issued and outstanding)	$10.92

Class R5
Net asset value, offering price and redemption price per share, ($5,657,541 ÷ 518,223 shares of beneficial interest issued and outstanding)	$10.92

Class R6
Net asset value, offering price and redemption price per share, ($14,287,101 ÷ 1,308,359 shares of beneficial interest issued and outstanding)	$10.92

See Notes to Financial Statements.

Prudential Day One Funds	91

Prudential Day One 2040 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$370,579

Expenses
Management fee	2,132
Distribution fee(a)	2,071
Shareholder servicing fees (including affiliated expense of $1,050)(a)	1,050
Custodian and accounting fees	59,379
Registration fees(a)	39,195
Audit fee	10,285
Legal fees and expenses	8,415
Trustees’ fees	6,186
Transfer agent’s fees and expenses (including affiliated expense of $5,884)(a)	5,884
Shareholders’ reports	4,472
Miscellaneous	4,868

Total expenses	143,937
Less: Fee waiver and/or expense reimbursement(a)	(139,826)

Net expenses	4,111

Net investment income (loss)	366,468

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(342,153)
Net capital gain distributions received	1,147,991

805,838

Net change in unrealized appreciation (depreciation) on investments	(1,894,618)

Net gain (loss) on investment transactions	(1,088,780)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(722,312)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	33	1,707	331	—	—	—
Shareholder servicing fees	7	683	331	29	—	—
Registration fees	6,437	6,437	6,437	6,437	6,438	7,009
Transfer agent’s fees and expenses	25	813	433	90	4,264	259
Fee waiver and/or expense reimbursement	(6,516)	(12,703)	(9,509)	(6,758)	(33,785)	(70,555)

See Notes to Financial Statements.

92

Prudential Day One 2040 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$366,468	$187,898
Net realized gain (loss) on investment transactions	(342,153)	(78,025)
Net capital gain distributions received	1,147,991	391,795
Net change in unrealized appreciation (depreciation) on investments	(1,894,618)	729,367

Net increase (decrease) in net assets resulting from operations	(722,312)	1,231,035

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(501)	—
Class R2	(59,712)	—
Class R3	(29,211)	—
Class R4	(1,838)	—
Class R5	(246,402)	—
Class R6	(617,891)	—

	(955,555)	—

Dividends from net investment income*
Class R1		(156)
Class R2		(229)
Class R3		(4,597)
Class R4		(2,380)
Class R5		(229)
Class R6		(190,806)

	*	(198,397)

Distributions from net realized gains*
Class R1		(11)
Class R2		(14)
Class R3		(258)
Class R4		(126)
Class R5		(11)
Class R6		(8,863)

	*	(9,283)

See Notes to Financial Statements.

Prudential Day One Funds	93

Prudential Day One 2040 Fund

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions
Net proceeds from shares sold		$5,058,214	$16,085,787
Net asset value of shares issued in reinvestment of dividends and distributions		955,555	207,681
Cost of shares reacquired		(2,200,406)	(2,675,851)

Net increase (decrease) in net assets from Fund share transactions		3,813,363	13,617,617

Total increase (decrease)		2,135,496	14,640,972

Net Assets:
Beginning of period		20,493,974	5,853,002

End of period(a)		$22,629,470	$20,493,974

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$60,006

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

94

Prudential Day One 2045 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	45,956	$448,985
PGIM Global Real Estate Fund (Class R6)	30,567	746,441
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	41,010	449,466
PGIM QMA Commodity Strategies Fund (Class R6)	46,819	445,719
PGIM QMA Emerging Markets Equity Fund (Class R6)	66,167	750,996
PGIM QMA International Developed Markets Index Fund (Class R6)	238,811	2,677,075
PGIM QMA Large-Cap Core Equity Fund (Class R6)	308,730	4,346,916
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	100,881	1,044,121
PGIM QMA US Broad Market Index Fund (Class R6)	207,747	2,549,056
PGIM TIPS Fund (Class R6)	31,275	299,299
PGIM Total Return Bond Fund (Class R6)	84,988	1,199,185

TOTAL LONG-TERM INVESTMENTS (cost $15,666,496)		14,957,259

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $28,904)	28,904	28,904

TOTAL INVESTMENTS 100.1% (cost $15,695,400)(w)		14,986,163
Liabilities in excess of other assets (0.1)%		(17,013)

NET ASSETS 100.0%		$14,969,150

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	95

Prudential Day One 2045 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$14,986,163	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Large Cap	29.0%
Developed Markets	17.9
Broad Market	17.0
Core Plus	8.0
Mid Cap	7.0
Emerging Markets	5.0
Real Estate	5.0
Small Cap	3.0
Core Bond	3.0

Commodity	3.0%
TIPS	2.0
Short Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

96

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $15,695,400)	$14,986,163
Receivable for investments sold	44,922
Receivable for Fund shares sold	28,531
Due from Manager	23,471
Prepaid expenses	22,776

Total Assets	15,105,863

Liabilities
Payable for investments purchased	68,592
Custodian and accounting fees payable	41,271
Audit fee payable	10,285
Accrued expenses and other liabilities	8,975
Payable for Fund shares reacquired	4,159
Affiliated transfer agent fee payable	1,801
Affiliated shareholder servicing fee payable	1,074
Distribution fee payable	556

Total Liabilities	136,713

Net Assets	$14,969,150

Net assets were comprised of:
Shares of beneficial interest, at par	$1,388
Paid-in capital in excess of par	15,375,220
Total distributable earnings (loss)	(407,458)

Net assets, January 31, 2019	$14,969,150

See Notes to Financial Statements.

Prudential Day One Funds	97

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($11,573 ÷ 1,074 shares of beneficial interest issued and outstanding)	$10.78

Class R2
Net asset value, offering price and redemption price per share, ($75,749 ÷ 7,025 shares of beneficial interest issued and outstanding)	$10.78

Class R3
Net asset value, offering price and redemption price per share, ($6,687,998 ÷ 620,529 shares of beneficial interest issued and outstanding)	$10.78

Class R4
Net asset value, offering price and redemption price per share, ($157,614 ÷ 14,628 shares of beneficial interest issued and outstanding)	$10.77

Class R5
Net asset value, offering price and redemption price per share, ($91,913 ÷ 8,523 shares of beneficial interest issued and outstanding)	$10.78

Class R6
Net asset value, offering price and redemption price per share, ($7,944,303 ÷ 736,054 shares of beneficial interest issued and outstanding)	$10.79

See Notes to Financial Statements.

98

Prudential Day One 2045 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$245,050

Expenses
Management fee	1,416
Distribution fee(a)	3,109
Shareholder servicing fees (including affiliated expense of $3,210)(a)	3,248
Custodian and accounting fees	59,379
Registration fees(a)	38,630
Audit fee	10,286
Legal fees and expenses	8,411
Trustees’ fees	6,153
Transfer agent’s fees and expenses (including affiliated expense of $5,174)(a)	5,174
Shareholders’ reports	4,878
Miscellaneous	4,864

Total expenses	145,548
Less: Fee waiver and/or expense reimbursement(a)	(138,372)

Net expenses	7,176

Net investment income (loss)	237,874

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(260,155)
Net capital gain distributions received	768,445

508,290

Net change in unrealized appreciation (depreciation) on investments	(1,289,917)

Net gain (loss) on investment transactions	(781,627)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(543,753)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	30	36	3,043	—	—	—
Shareholder servicing fees	6	14	3,043	185	—	—
Registration fees	6,439	6,439	6,438	6,438	6,438	6,438
Transfer agent’s fees and expenses	17	110	4,370	350	97	230
Fee waiver and/or expense reimbursement	(6,528)	(6,733)	(49,061)	(9,076)	(6,975)	(59,999)

See Notes to Financial Statements.

Prudential Day One Funds	99

Prudential Day One 2045 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$237,874	$157,098
Net realized gain (loss) on investment transactions	(260,155)	(61,346)
Net capital gain distributions received	768,445	429,060
Net change in unrealized appreciation (depreciation) on investments	(1,289,917)	479,078

Net increase (decrease) in net assets resulting from operations	(543,753)	1,003,890

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(553)	—
Class R2	(1,341)	—
Class R3	(314,504)	—
Class R4	(13,084)	—
Class R5	(4,282)	—
Class R6	(429,583)	—

	(763,347)	—

Dividends from net investment income*
Class R1		(177)
Class R2		(257)
Class R3		(89,711)
Class R4		(7,291)
Class R5		(284)
Class R6		(108,540)

	*	(206,260)

Distributions from net realized gains*
Class R1		(9)
Class R2		(11)
Class R3		(3,663)
Class R4		(281)
Class R5		(10)
Class R6		(3,724)

	*	(7,698)

See Notes to Financial Statements.

100

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions
Net proceeds from shares sold		$4,024,762	$8,107,700
Net asset value of shares issued in reinvestment of dividends and distributions		763,346	213,958
Cost of shares reacquired		(2,115,998)	(3,051,456)

Net increase (decrease) in net assets from Fund share transactions		2,672,110	5,270,202

Total increase (decrease)		1,365,010	6,060,134

Net Assets:
Beginning of period		13,604,140	7,544,006

End of period(a)		$14,969,150	$13,604,140

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$24,373

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

Prudential Day One Funds	101

Prudential Day One 2050 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	15,569	$152,106
PGIM Global Real Estate Fund (Class R6)	15,534	379,348
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	27,789	304,562
PGIM QMA Commodity Strategies Fund (Class R6)	23,794	226,521
PGIM QMA Emerging Markets Equity Fund (Class R6)	40,351	457,990
PGIM QMA International Developed Markets Index Fund (Class R6)	128,110	1,436,111
PGIM QMA Large-Cap Core Equity Fund (Class R6)	151,488	2,132,951
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	58,593	606,438
PGIM QMA US Broad Market Index Fund (Class R6)	105,578	1,295,444
PGIM TIPS Fund (Class R6)	7,947	76,053
PGIM Total Return Bond Fund (Class R6)	37,789	533,198

TOTAL INVESTMENTS 99.9% (cost $7,919,107)(w)		7,600,722
Other assets in excess of liabilities 0.1%		6,015

NET ASSETS 100.0%		$7,606,737

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,600,722	$—	$—

See Notes to Financial Statements.

102

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:

Large Cap	28.0%
Developed Markets	18.9
Broad Market	17.0
Mid Cap	8.0
Core Plus	7.0
Emerging Markets	6.0
Real Estate	5.0
Small Cap	4.0
Commodity	3.0

Core Bond	2.0%
TIPS	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Prudential Day One Funds	103

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $7,919,107)	$7,600,722
Receivable for Fund shares sold	74,911
Due from Manager	23,132
Receivable for investments sold	22,235
Prepaid expenses	22,780

Total Assets	7,743,780

Liabilities
Payable for investments purchased	43,869
Custodian and accounting fees payable	41,283
Payable to custodian	28,271
Audit fee payable	10,285
Accrued expenses and other liabilities	9,158
Payable for Fund shares reacquired	2,749
Affiliated transfer agent fee payable	777
Distribution fee payable	360
Affiliated shareholder servicing fee payable	291

Total Liabilities	137,043

Net Assets	$7,606,737

Net assets were comprised of:
Shares of beneficial interest, at par	$698
Paid-in capital in excess of par	7,814,807
Total distributable earnings (loss)	(208,768)

Net assets, January 31, 2019	$7,606,737

See Notes to Financial Statements.

104

Class R1
Net asset value, offering price and redemption price per share, ($138,760 ÷ 12,737 shares of beneficial interest issued and outstanding)	$10.89

Class R2
Net asset value, offering price and redemption price per share, ($1,354,091 ÷ 124,370 shares of beneficial interest issued and outstanding)	$10.89

Class R3
Net asset value, offering price and redemption price per share, ($573,328 ÷ 52,646 shares of beneficial interest issued and outstanding)	$10.89

Class R4
Net asset value, offering price and redemption price per share, ($11,680 ÷ 1,074 shares of beneficial interest issued and outstanding)	$10.87

Class R5
Net asset value, offering price and redemption price per share, ($595,828 ÷ 54,705 shares of beneficial interest issued and outstanding)	$10.89

Class R6
Net asset value, offering price and redemption price per share, ($4,933,050 ÷ 452,350 shares of beneficial interest issued and outstanding)	$10.91

See Notes to Financial Statements.

Prudential Day One Funds	105

Prudential Day One 2050 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$122,818

Expenses
Management fee	680
Distribution fee(a)	1,966
Shareholder servicing fees (including affiliated expense of $828)(a)	906
Custodian and accounting fees	59,381
Registration fees(a)	38,626
Audit fee	10,285
Legal fees and expenses	8,410
Trustees’ fees	6,155
Shareholders’ reports	4,633
Transfer agent’s fees and expenses (including affiliated expense of $1,975)(a)	1,975
Miscellaneous	4,858

Total expenses	137,875
Less: Fee waiver and/or expense reimbursement(a)	(135,588)

Net expenses	2,287

Net investment income (loss)	120,531

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(181,319)
Net capital gain distributions received	382,816

201,497

Net change in unrealized appreciation (depreciation) on investments	(609,281)

Net gain (loss) on investment transactions	(407,784)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(287,253)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	347	1,406	213	—	—	—
Shareholder servicing fees	69	562	213	62	—	—
Registration fees	6,437	6,437	6,438	6,438	6,438	6,438
Transfer agent’s fees and expenses	126	791	291	130	418	219
Fee waiver and/or expense reimbursement	(8,439)	(22,444)	(12,468)	(8,221)	(14,531)	(69,485)

See Notes to Financial Statements.

106

Prudential Day One 2050 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,531	$54,667
Net realized gain (loss) on investment transactions	(181,319)	(19,129)
Net capital gain distributions received	382,816	138,942
Net change in unrealized appreciation (depreciation) on investments	(609,281)	228,457

Net increase (decrease) in net assets resulting from operations	(287,253)	402,937

Dividends and Distributions
Distributions from distributable earnings*
Class R1	(5,279)	—
Class R2	(50,175)	—
Class R3	(20,972)	—
Class R4	(504)	—
Class R5	(25,567)	—
Class R6	(211,035)	—

	(313,532)	—

Dividends from net investment income*
Class R1		(1,853)
Class R2		(535)
Class R3		(2,293)
Class R4		(1,851)
Class R5		(250)
Class R6		(64,187)

	*	(70,969)

Distributions from net realized gains*
Class R1		(147)
Class R2		(36)
Class R3		(145)
Class R4		(111)
Class R5		(14)
Class R6		(3,419)

	*	(3,872)

See Notes to Financial Statements.

Prudential Day One Funds	107

Prudential Day One 2050 Fund

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Fund share transactions
Net proceeds from shares sold		$2,961,803	$5,470,653
Net asset value of shares issued in reinvestment of dividends and distributions		313,532	74,841
Cost of shares reacquired		(1,142,699)	(2,023,608)

Net increase (decrease) in net assets from Fund share transactions		2,132,636	3,521,886

Total increase (decrease)		1,531,851	3,849,982

Net Assets:
Beginning of period		6,074,886	2,224,904

End of period(a)		$7,606,737	$6,074,886

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$10,142

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

108

Prudential Day One 2055 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	12,853	$313,868
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	28,740	314,988
PGIM QMA Commodity Strategies Fund (Class R6)	19,687	187,420
PGIM QMA Emerging Markets Equity Fund (Class R6)	44,515	505,248
PGIM QMA International Developed Markets Index Fund (Class R6)	117,153	1,313,291
PGIM QMA Large-Cap Core Equity Fund (Class R6)	120,863	1,701,749
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	54,539	564,478
PGIM QMA US Broad Market Index Fund (Class R6)	82,216	1,008,785
PGIM Total Return Bond Fund (Class R6)	26,802	378,174

TOTAL LONG-TERM INVESTMENTS (cost $6,589,896)		6,288,001

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $21,023)	21,023	21,023

TOTAL INVESTMENTS 100.3% (cost $6,610,919)(w)		6,309,024
Liabilities in excess of other assets (0.3)%		(16,022)

NET ASSETS 100.0%		$6,293,002

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,309,024	$—	$—

See Notes to Financial Statements.

Prudential Day One Funds	109

Prudential Day One 2055 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Large Cap	27.0%
Developed Markets	20.9
Broad Market	16.0
Mid Cap	9.0
Emerging Markets	8.0
Core Plus	6.0
Small Cap	5.0
Real Estate	5.0

Commodity	3.0%
Short Term	0.4

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

110

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $6,610,919)	$6,309,024
Due from Manager	23,196
Receivable for Fund shares sold	18,381
Receivable for investments sold	18,045
Prepaid expenses	22,778

Total Assets	6,391,424

Liabilities
Custodian and accounting fees payable	41,236
Payable for investments purchased	26,543
Audit fee payable	10,285
Payable for Fund shares reacquired	9,626
Accrued expenses and other liabilities	9,040
Affiliated transfer agent fee payable	927
Affiliated shareholder servicing fee payable	500
Distribution fee payable	265

Total Liabilities	98,422

Net Assets	$6,293,002

Net assets were comprised of:
Shares of beneficial interest, at par	$579
Paid-in capital in excess of par	6,499,879
Total distributable earnings (loss)	(207,456)

Net assets, January 31, 2019	$6,293,002

See Notes to Financial Statements.

Prudential Day One Funds	111

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($14,485 ÷ 1,334 shares of beneficial interest issued and outstanding)	$10.86

Class R2
Net asset value, offering price and redemption price per share, ($39,849 ÷ 3,667 shares of beneficial interest issued and outstanding)	$10.87

Class R3
Net asset value, offering price and redemption price per share, ($3,131,672 ÷ 288,309 shares of beneficial interest issued and outstanding)	$10.86

Class R4
Net asset value, offering price and redemption price per share, ($15,246 ÷ 1,403 shares of beneficial interest issued and outstanding)	$10.87

Class R5
Net asset value, offering price and redemption price per share, ($31,989 ÷ 2,944 shares of beneficial interest issued and outstanding)	$10.87

Class R6
Net asset value, offering price and redemption price per share, ($3,059,761 ÷ 281,721 shares of beneficial interest issued and outstanding)	$10.86

See Notes to Financial Statements.

112

Prudential Day One 2055 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$105,875

Expenses
Management fee	601
Distribution fee(a)	1,542
Shareholder servicing fees (including affiliated expense of $1,493)(a)	1,514
Custodian and accounting fees	59,246
Registration fees(a)	38,628
Audit fee	10,285
Legal fees and expenses	8,409
Trustees’ fees	6,149
Shareholders’ reports	4,812
Transfer agent’s fees and expenses (including affiliated expense of $2,639)(a)	2,639
Miscellaneous	4,859

Total expenses	138,684
Less: Fee waiver and/or expense reimbursement(a)	(135,780)

Net expenses	2,904

Net investment income (loss)	102,971

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(129,982)
Net capital gain distributions received	328,773

198,791

Net change in unrealized appreciation (depreciation) on investments	(569,927)

Net gain (loss) on investment transactions	(371,136)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(268,165)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	37	43	1,462	—	—	—
Shareholder servicing fees	8	17	1,462	27	—	—
Registration fees	6,438	6,438	6,438	6,438	6,438	6,438
Transfer agent’s fees and expenses	21	187	2,108	63	47	213
Fee waiver and/or expense reimbursement	(6,683)	(7,156)	(53,477)	(7,316)	(6,884)	(54,264)

See Notes to Financial Statements.

Prudential Day One Funds	113

Prudential Day One 2055 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$102,971	$66,005
Net realized gain (loss) on investment transactions		(129,982)	(41,560)
Net capital gain distributions received		328,773	204,550
Net change in unrealized appreciation (depreciation) on investments		(569,927)	229,773

Net increase (decrease) in net assets resulting from operations		(268,165)	458,768

Dividends and Distributions
Distributions from distributable earnings*
Class R1		(720)	—
Class R2		(1,666)	—
Class R3		(163,072)	—
Class R4		(831)	—
Class R5		(1,643)	—
Class R6		(170,969)	—

		(338,901)	—

Dividends from net investment income*
Class R1			(193)
Class R2			(361)
Class R3			(44,776)
Class R4			(1,142)
Class R5			(278)
Class R6			(51,383)

		*	(98,133)

Fund share transactions
Net proceeds from shares sold		1,408,453	3,478,096
Net asset value of shares issued in reinvestment of dividends and distributions		338,901	98,133
Cost of shares reacquired		(552,650)	(1,061,383)

Net increase (decrease) in net assets from Fund share transactions		1,194,704	2,514,846

Total increase (decrease)		587,638	2,875,481

Net Assets:
Beginning of period		5,705,364	2,829,883

End of period(a)		$6,293,002	$5,705,364

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$4,611

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

114

Prudential Day One 2060 Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	2,865	$69,959
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	6,406	70,208
PGIM QMA Commodity Strategies Fund (Class R6)	4,388	41,776
PGIM QMA Emerging Markets Equity Fund (Class R6)	9,922	112,615
PGIM QMA International Developed Markets Index Fund (Class R6)	28,600	320,610
PGIM QMA Large-Cap Core Equity Fund (Class R6)	27,937	393,354
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	12,157	125,820
PGIM QMA US Broad Market Index Fund (Class R6)	18,325	224,850
PGIM Total Return Bond Fund (Class R6)	2,987	42,146

TOTAL LONG-TERM INVESTMENTS (cost $1,456,861)		1,401,338

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $16,669)	16,669	16,669

TOTAL INVESTMENTS 101.1% (cost $1,473,530)(w)		1,418,007
Liabilities in excess of other assets (1.1)%		(15,556)

NET ASSETS 100.0%		$1,402,451

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,418,007	$—	$—

See Notes to Financial Statements.

Prudential Day One Funds	115

Prudential Day One 2060 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Large Cap	28.0%
Developed Markets	22.9
Broad Market	16.0
Mid Cap	9.0
Emerging Markets	8.0
Small Cap	5.0
Real Estate	5.0
Core Plus	3.0

Commodity	3.0%
Short Term	1.2

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

116

Prudential Day One 2060 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $1,473,530)	$1,418,007
Due from Manager	22,729
Receivable for Fund shares sold	6,734
Receivable for investments sold	3,731
Prepaid expenses	22,776

Total Assets	1,473,977

Liabilities
Custodian and accounting fees payable	41,289
Payable for investments purchased	10,418
Audit fee payable	10,285
Accrued expenses and other liabilities	4,856
Legal fees and expenses payable	4,280
Affiliated transfer agent fee payable	273
Distribution fee payable	61
Affiliated shareholder servicing fee payable	52
Payable for Fund shares reacquired	12

Total Liabilities	71,526

Net Assets	$1,402,451

Net assets were comprised of:
Shares of beneficial interest, at par	$128
Paid-in capital in excess of par	1,461,222
Total distributable earnings (loss)	(58,899)

Net assets, January 31, 2019	$1,402,451

See Notes to Financial Statements.

Prudential Day One Funds	117

Prudential Day One 2060 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2019

Class R1
Net asset value, offering price and redemption price per share, ($11,628 ÷ 1,061 shares of beneficial interest issued and outstanding)	$10.96

Class R2
Net asset value, offering price and redemption price per share, ($241,313 ÷ 22,029 shares of beneficial interest issued and outstanding)	$10.95

Class R3
Net asset value, offering price and redemption price per share, ($162,389 ÷ 14,815 shares of beneficial interest issued and outstanding)	$10.96

Class R4
Net asset value, offering price and redemption price per share, ($12,317 ÷ 1,124 shares of beneficial interest issued and outstanding)	$10.96

Class R5
Net asset value, offering price and redemption price per share, ($32,498 ÷ 2,965 shares of beneficial interest issued and outstanding)	$10.96

Class R6
Net asset value, offering price and redemption price per share, ($942,306 ÷ 86,038 shares of beneficial interest issued and outstanding)	$10.95

See Notes to Financial Statements.

118

Prudential Day One 2060 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$22,425

Expenses
Management fee	112
Distribution fee(a)	284
Shareholder servicing fees (including affiliated expense of $126)(a)	152
Custodian and accounting fees	59,381
Registration fees(a)	38,630
Audit fee	10,285
Legal fees and expenses	8,411
Trustees’ fees	6,144
Shareholders’ reports	4,278
Transfer agent’s fees and expenses (including affiliated expense of $600)(a)	600
Miscellaneous	5,255

Total expenses	133,532
Less: Fee waiver and/or expense reimbursement(a)	(133,330)

Net expenses	202

Net investment income (loss)	22,223

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(51,479)
Net capital gain distributions received	72,543

21,064

Net change in unrealized appreciation (depreciation) on investments	(87,238)

Net gain (loss) on investment transactions	(66,174)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(43,951)

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	30	191	63	—	—	—
Shareholder servicing fees	6	77	63	6	—	—
Registration fees	6,439	6,439	6,438	6,438	6,438	6,438
Transfer agent’s fees and expenses	16	159	146	25	44	210
Fee waiver and/or expense reimbursement	(7,484)	(19,330)	(17,461)	(7,585)	(8,450)	(73,020)

See Notes to Financial Statements.

Prudential Day One Funds	119

Prudential Day One 2060 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$22,223	$6,373
Net realized gain (loss) on investment transactions		(51,479)	(5,808)
Net capital gain distributions received		72,543	20,098
Net change in unrealized appreciation (depreciation) on investments		(87,238)	24,350

Net increase (decrease) in net assets resulting from operations		(43,951)	45,013

Dividends and Distributions
Distributions from distributable earnings*
Class R1		(430)	—
Class R2		(7,416)	—
Class R3		(5,954)	—
Class R4		(531)	—
Class R5		(1,369)	—
Class R6		(41,918)	—

		(57,618)	—

Dividends from net investment income*
Class R1			(195)
Class R2			(253)
Class R3			(1,462)
Class R4			(252)
Class R5			(264)
Class R6			(7,478)

		*	(9,904)

Fund share transactions
Net proceeds from shares sold		1,068,131	940,521
Net asset value of shares issued in reinvestment of dividends and distributions		57,618	9,904
Cost of shares reacquired		(330,734)	(383,454)

Net increase (decrease) in net assets from Fund share transactions		795,015	566,971

Total increase (decrease)		693,446	602,080

Net Assets:
Beginning of period		709,005	106,925

End of period(a)		$1,402,451	$709,005

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$267

*	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

120

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund.

These financial statements relate only to the Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund and Prudential Day One 2060 Fund (collectively referred to as the “Day One Funds”).

The investment objective of each of the Day One Funds is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the PGIM mutual fund family (each, an “underlying fund”). Each of the Day One Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Day One Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

1. Accounting Policies

The Day One Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the

Prudential Day One Income Fund	121

Notes to Financial Statements (unaudited) (continued)

“Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Day One Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Day One Funds’ foreign investments may change on days when investors cannot purchase or redeem shares of the Day One Funds.

Various inputs determine how each Day One Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

122

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each of the Day One Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Prudential Day One Income Fund expects to pay dividends from net investment income quarterly. All other Day One Funds expect to pay dividends from net investment income annually. Each Day One Fund declares and pays its net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Day One Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Day One Funds. PGIM Investments administers the corporate affairs of the Day One Funds and, in connection therewith, furnishes the Day One Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Day One Funds’ custodian, and the Day One Funds’ transfer agent. PGIM Investments is

Prudential Day One Income Fund	123

Notes to Financial Statements (unaudited) (continued)

also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Day One Funds. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Day One Funds, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Day One Funds. In connection therewith, QMA is obligated to keep certain books and records of the Day One Funds. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Day One Funds, occupancy and certain clerical and bookkeeping costs of the Day One Funds. The Day One Funds bear all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% of each of the Day One Funds’ average daily net assets. All amounts paid or payable by the Day One Funds to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed, through November 30, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares, 0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Day One Funds, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of the Day One Funds. The Day One Funds compensate

124

PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of up to 0.50%, 0.25% and 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R1, Class R2, Class R3 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PGIM Investments, PIMS, QMA and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Day One Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Day One Funds’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” notes section. For the reporting period ended January 31, 2019, no such transactions were entered into by the Day One Funds.

The Day One Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Day One Funds’

Prudential Day One Income Fund	125

Notes to Financial Statements (unaudited) (continued)

investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended January 31, 2019, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Day One Income	$4,857,525	$1,543,362
Day One 2010	1,453,725	1,321,363
Day One 2015	2,983,357	1,363,752
Day One 2020	15,499,720	6,760,217
Day One 2025	21,021,807	8,988,433
Day One 2030	17,971,947	6,825,163
Day One 2035	11,816,896	5,494,910
Day One 2040	7,850,717	3,501,108
Day One 2045	5,701,575	2,787,560
Day One 2050	3,922,232	1,600,966
Day One 2055	2,385,041	1,097,960
Day One 2060	1,211,650	380,024

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2019, is presented as follows:

Day One Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$811,908	$681,832	$235,667	$30,683	$(10,251)	$1,278,505	130,860	$15,374	$—
PGIM Core Ultra Short Bond Fund
623,348	572,486	277,812	—	—	918,022	918,022	9,622	—
PGIM Global Real Estate Fund (Class R6)
351,267	321,009	135,987	13,780	(3,518)	546,551	22,381	9,413	8,647
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
58,089	67,680	20,507	(11,214)	(2,626)	91,422	8,342	372	5,268
PGIM QMA Commodity Strategies Fund (Class R6)
288,775	284,913	81,279	(34,184)	(4,998)	453,227	47,608	12,298	—

126

Day One Income (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM QMA International Developed Markets Index Fund (Class R6)
$289,115	$293,385	$87,352	$(32,801)	$(8,642)	$453,705	40,473	$11,245	$305
PGIM QMA Large-Cap Core Equity Fund (Class R6)
640,487	800,198	201,380	(198,281)	(34,853)	1,006,171	71,461	16,739	163,193
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
58,497	65,969	21,102	(9,932)	(2,420)	91,012	8,793	821	5,032
PGIM QMA US Broad Market Index Fund (Class R6)
349,107	343,858	110,011	(27,254)	(6,699)	549,001	44,743	8,366	3,098
PGIM TIPS Fund (Class R6)
1,511,579	1,257,035	397,178	19,566	(17,032)	2,373,970	248,064	17,732	—
PGIM Total Return Bond Fund (Class R6)
871,555	741,646	252,899	22,887	(11,150)	1,372,039	97,239	29,805	—

$5,853,727	$5,430,011	$1,821,174	$(226,750)	$(102,189)	$9,133,625		$131,787	$185,543

Day One 2010:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$843,993	$179,092	$256,712	$17,238	$(9,243)	$774,368	79,260	$11,675	$—
PGIM Core Ultra Short Bond Fund
549,133	190,451	229,148	—	—	510,436	510,436	6,202	—
PGIM Global Real Estate Fund (Class R6)
340,800	83,769	96,312	4,200	(1,422)	331,035	13,556	5,697	5,264
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
56,358	25,054	16,847	(8,021)	(1,171)	55,373	5,052	225	3,189
PGIM QMA Commodity Strategies Fund (Class R6)
280,170	86,339	71,922	(18,649)	(1,434)	274,504	28,834	7,484	—
PGIM QMA International Developed Markets Index Fund (Class R6)
280,500	97,090	72,630	(26,080)	(4,085)	274,795	24,513	6,842	186
PGIM QMA Large-Cap Core Equity Fund (Class R6)
677,894	319,313	182,428	(135,328)	(14,620)	664,831	47,218	11,060	107,826
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
56,754	23,473	16,855	(7,058)	(1,190)	55,124	5,326	497	3,046
PGIM QMA US Broad Market Index Fund (Class R6)
338,705	102,852	90,839	(17,474)	(719)	332,525	27,101	5,067	1,876

Prudential Day One Income Fund	127

Notes to Financial Statements (unaudited) (continued)

Day One 2010 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM TIPS Fund (Class R6)
$1,410,178	$349,329	$314,043	$2,543	$(10,128)	$1,437,879	150,249	$12,241	$—
PGIM Total Return Bond Fund (Class R6)
845,601	187,414	202,775	7,666	(6,881)	831,025	58,896	20,538	—

$5,680,086	$1,644,176	$1,550,511	$(180,963)	$(50,893)	$5,541,895		$87,528	$121,387

Prudential Day One 2015 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$1,127,918	$339,618	$185,484	$20,757	$(6,980)	$1,295,829	132,633	$16,775	$—
PGIM Core Ultra Short Bond Fund
818,398	294,355	242,244	—	—	870,509	870,509	10,111	—
PGIM Global Real Estate Fund (Class R6)
525,469	169,524	104,640	8,979	(2,693)	596,639	24,432	9,613	8,922
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
86,903	46,384	18,107	(12,508)	(2,885)	99,787	9,105	386	5,468
PGIM QMA Commodity Strategies Fund (Class R6)
432,043	159,347	62,159	(30,334)	(4,042)	494,855	51,981	12,764	—
PGIM QMA International Developed Markets Index Fund (Class R6)
519,058	212,322	77,555	(51,395)	(8,002)	594,428	53,027	13,995	380
PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,219,493	677,301	291,913	(240,502)	(66,497)	1,297,882	92,179	22,097	215,426
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
175,017	87,209	36,547	(21,686)	(5,282)	198,711	19,199	1,623	9,947
PGIM QMA US Broad Market Index Fund (Class R6)
609,316	229,279	103,178	(30,011)	(6,326)	699,080	56,975	10,118	3,746
PGIM TIPS Fund (Class R6)
2,087,465	617,432	302,737	2,071	(12,259)	2,391,972	249,945	19,229	—
PGIM Total Return Bond Fund (Class R6)
1,130,045	444,941	181,432	11,717	(7,605)	1,397,666	99,055	29,713	—

$8,731,125	$3,277,712	$1,605,996	$(342,912)	$(122,571)	$9,937,358		$146,424	$243,889

128

Prudential Day One 2020 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$3,601,277	$1,692,076	$860,291	$92,166	$(33,012)	$4,492,216	459,797	$58,120	$—
PGIM Core Ultra Short Bond Fund
2,456,173	1,280,415	767,445	—	—	2,969,143	2,969,143	33,588	—
PGIM Global Real Estate Fund (Class R6)
1,817,795	918,065	526,766	45,075	(13,644)	2,240,525	91,750	38,055	35,191
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
300,615	214,562	83,027	(43,819)	(13,561)	374,770	34,194	1,446	20,465
PGIM QMA Commodity Strategies Fund (Class R6)
1,494,460	834,864	322,612	(127,981)	(20,737)	1,857,994	195,167	50,384	—
PGIM QMA International Developed Markets Index Fund (Class R6)
2,094,703	1,178,862	409,587	(213,056)	(46,999)	2,603,923	232,286	63,096	1,711
PGIM QMA Large-Cap Core Equity Fund (Class R6)
4,821,165	3,965,724	1,118,917	(1,085,013)	(208,555)	6,374,404	452,727	96,237	938,237
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
605,445	403,034	159,021	(81,040)	(22,230)	746,188	72,095	6,375	39,083
PGIM QMA US Broad Market Index Fund (Class R6)
2,709,976	1,494,084	984,558	(120,051)	(98,750)	3,000,701	244,556	49,702	18,403
PGIM TIPS Fund (Class R6)
6,618,312	3,066,900	1,433,878	42,247	(59,040)	8,234,541	860,454	66,481	—
PGIM Total Return Bond Fund (Class R6)
3,608,059	1,731,549	861,560	54,932	(33,571)	4,499,409	318,881	103,655	—

$30,127,980	$16,780,135	$7,527,662	$(1,436,540)	$(550,099)	$37,393,814		$567,139	$1,053,090

Prudential Day One 2025 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$2,924,932	$1,705,555	$843,314	$86,680	$(32,140)	$3,841,713	393,215	$47,510	$—
PGIM Core Ultra Short Bond Fund
2,336,857	1,598,630	979,447	—	—	2,956,040	2,956,040	32,146	—
PGIM Global Real Estate Fund (Class R6)
1,968,495	1,168,152	626,819	57,490	(12,745)	2,554,573	104,610	42,614	39,911
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
325,533	264,096	102,717	(46,076)	(13,531)	427,305	38,988	1,640	23,205
PGIM QMA Commodity Strategies Fund (Class R6)
1,618,329	1,052,798	383,272	(146,715)	(22,537)	2,118,603	222,542	57,306	—

Prudential Day One Income Fund	129

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2025 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM QMA International Developed Markets Index Fund (Class R6)
$2,916,422	$1,879,681	$630,710	$(292,687)	$(55,276)	$3,817,430	340,538	$90,070	$2,444
PGIM QMA Large-Cap Core Equity Fund (Class R6)
6,526,029	5,593,824	2,140,015	(1,386,765)	(470,413)	8,122,660	576,893	136,314	1,328,959
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
655,636	497,011	194,948	(86,096)	(20,793)	850,810	82,204	7,225	44,296
PGIM QMA US Broad Market Index Fund (Class R6)
3,260,691	2,096,032	1,259,029	(140,828)	(107,992)	3,848,874	313,682	62,574	23,169
PGIM TIPS Fund (Class R6)
6,190,021	4,010,207	1,667,028	68,960	(66,522)	8,535,638	891,916	62,423	—
PGIM Total Return Bond Fund (Class R6)
3,907,285	2,754,451	1,140,581	84,180	(47,291)	5,558,044	393,908	115,420	—

$32,630,230	$22,620,437	$9,967,880	$(1,801,857)	$(849,240)	$42,631,690		$655,242	$1,461,984

Prudential Day One 2030 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$1,752,731	$1,302,220	$436,317	$48,933	$(16,604)	$2,650,963	271,337	$28,357	$—
PGIM Core Ultra Short Bond Fund
1,517,987	4,689,501	4,315,614	—	—	1,891,874	1,891,874	20,272	—
PGIM Global Real Estate Fund (Class R6)
1,769,351	887,854	428,745	48,211	(10,018)	2,266,653	92,819	35,948	33,757
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
292,603	201,541	63,278	(44,122)	(7,617)	379,127	34,592	1,394	19,726
PGIM QMA Commodity Strategies Fund (Class R6)
1,163,706	645,399	196,922	(94,003)	(14,318)	1,503,862	157,969	39,138	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
292,232	172,458	66,394	(6,318)	(11,897)	380,081	33,487	6,607	3,297
PGIM QMA International Developed Markets Index Fund (Class R6)
3,495,225	1,981,296	918,383	(297,657)	(120,586)	4,139,895	369,304	102,541	2,781

130

Prudential Day One 2030 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM QMA Large-Cap Core Equity Fund (Class R6)
$7,918,908	$5,682,681	$1,684,339	$(1,787,596)	$(267,633)	$9,862,021	700,428	$153,310	$1,494,640
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
883,964	582,484	197,475	(113,319)	(23,298)	1,132,356	109,406	9,039	55,412
PGIM QMA US Broad Market Index Fund (Class R6)
4,396,265	2,265,710	1,417,198	(207,270)	(104,823)	4,932,684	402,012	78,196	28,954
PGIM TIPS Fund (Class R6)
3,221,276	2,073,813	751,364	31,590	(31,029)	4,544,286	474,847	31,376	—
PGIM Total Return Bond Fund (Class R6)
2,634,075	2,176,491	664,748	50,843	(24,325)	4,172,336	295,701	75,446	—

$29,338,323	$22,661,448	$11,140,777	$(2,370,708)	$(632,148)	$37,856,138		$581,624	$1,638,567

Prudential Day One 2035 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$1,066,464	$549,638	$369,882	$30,444	$(14,795)	$1,261,869	129,158	$16,423	$—
PGIM Core Ultra Short Bond Fund
481,600	379,077	325,264	—	—	535,413	535,413	5,910	—
PGIM Global Real Estate Fund (Class R6)
1,076,534	457,829	288,818	22,782	(9,680)	1,258,647	51,542	21,183	19,542
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
427,284	257,193	99,596	(63,336)	(16,309)	505,236	46,098	1,969	27,858
PGIM QMA Commodity Strategies Fund (Class R6)
849,694	447,002	215,280	(63,733)	(15,615)	1,002,068	105,259	27,581	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
853,476	412,207	421,687	(356)	(83,820)	759,820	66,944	19,054	9,509
PGIM QMA International Developed Markets Index Fund (Class R6)
2,977,366	1,383,291	728,803	(272,906)	(98,856)	3,260,092	290,820	84,228	2,285
PGIM QMA Large-Cap Core Equity Fund (Class R6)
5,996,109	3,999,042	1,101,761	(1,362,275)	(201,578)	7,329,537	520,564	114,610	1,117,359
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
860,521	485,162	196,856	(113,796)	(29,007)	1,006,024	97,200	8,670	53,150
PGIM QMA US Broad Market Index Fund (Class R6)
3,637,898	1,657,494	982,218	(173,293)	(94,657)	4,045,224	329,684	63,887	23,655

Prudential Day One Income Fund	131

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2035 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM TIPS Fund (Class R6)
$1,496,744	$1,017,682	$493,847	$19,244	$(21,000)	$2,018,823	210,953	$14,089	$—
PGIM Total Return Bond Fund (Class R6)
1,709,570	1,150,356	596,162	36,235	(25,003)	2,274,996	161,233	47,113	—

$21,433,260	$12,195,973	$5,820,174	$(1,940,990)	$(610,320)	$25,257,749		$424,717	$1,253,358

Prudential Day One 2040 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$817,161	$282,207	$204,327	$17,616	$(7,692)	$904,965	92,627	$11,798	$—
PGIM Core Ultra Short Bond Fund
257,084	254,770	256,562	—	—	255,292	255,292	2,789	—
PGIM Global Real Estate Fund (Class R6)
1,031,105	288,322	203,827	18,256	(5,469)	1,128,387	46,208	17,964	16,571
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
409,255	371,378	58,977	(35,567)	(6,630)	679,459	61,994	1,677	23,735
PGIM QMA Commodity Strategies Fund (Class R6)
813,845	294,871	146,177	(55,536)	(8,627)	898,376	94,367	23,447	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
817,465	274,880	128,015	(32,400)	(23,701)	908,229	80,020	16,228	8,098
PGIM QMA International Developed Markets Index Fund (Class R6)
3,055,444	962,008	312,977	(302,579)	(29,499)	3,372,397	300,838	76,723	2,081
PGIM QMA Large-Cap Core Equity Fund (Class R6)
6,153,316	2,719,698	886,528	(1,253,405)	(161,836)	6,571,245	466,708	104,579	1,019,558
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,030,259	590,597	143,653	(109,119)	(15,183)	1,352,901	130,715	9,235	56,617
PGIM QMA US Broad Market Index Fund (Class R6)
3,689,358	982,668	815,539	(169,828)	(59,912)	3,626,747	295,578	57,609	21,331
PGIM TIPS Fund (Class R6)
819,168	504,218	191,861	7,362	(7,763)	1,131,124	118,195	7,217	—

132

Prudential Day One 2040 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Total Return Bond Fund (Class R6)
$1,637,407	$579,870	$409,227	$20,582	$(15,841)	$1,812,791	128,476	$41,313	$—

$20,530,867	$8,105,487	$3,757,670	$(1,894,618)	$(342,153)	$22,641,913		$370,579	$1,147,991

Prudential Day One 2045 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$406,826	$168,004	$130,816	$10,540	$(5,569)	$448,985	45,956	$5,877	$—
PGIM Core Ultra Short Bond Fund
49,575	157,726	178,397	—	—	28,904	28,904	222	—
PGIM Global Real Estate Fund (Class R6)
684,446	226,406	174,613	14,547	(4,345)	746,441	30,567	11,817	10,847
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
407,498	184,894	78,468	(54,584)	(9,874)	449,466	41,010	1,648	23,323
PGIM QMA Commodity Strategies Fund (Class R6)
405,179	175,163	103,038	(25,319)	(6,266)	445,719	46,819	11,548	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
678,298	255,185	136,823	(20,847)	(24,817)	750,996	66,167	13,282	6,628
PGIM QMA International Developed Markets Index Fund (Class R6)
2,433,877	855,070	350,777	(226,671)	(34,424)	2,677,075	238,811	60,457	1,640
PGIM QMA Large-Cap Core Equity Fund (Class R6)
4,084,592	1,952,020	762,838	(813,463)	(113,395)	4,346,916	308,730	68,479	667,613
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
820,662	475,435	151,660	(85,148)	(15,168)	1,044,121	100,881	7,247	44,426
PGIM QMA US Broad Market Index Fund (Class R6)
2,449,010	747,379	508,278	(109,320)	(29,735)	2,549,056	207,747	37,723	13,968
PGIM TIPS Fund (Class R6)
271,881	111,309	82,828	2,389	(3,452)	299,299	31,275	2,397	—
PGIM Total Return Bond Fund (Class R6)
951,047	550,710	307,421	17,959	(13,110)	1,199,185	84,988	24,353	—

$13,642,891	$5,859,301	$2,965,957	$(1,289,917)	$(260,155)	$14,986,163		$245,050	$768,445

Prudential Day One Income Fund	133

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2050 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)
$121,112	$76,683	$47,441	$3,540	$(1,788)	$152,106	15,569	$1,884	$—
PGIM Core Ultra Short Bond Fund
42,748	130,288	173,036	—	—	—	—	135	—
PGIM Global Real Estate Fund (Class R6)
305,640	164,975	96,133	7,461	(2,595)	379,348	15,534	5,823	5,389
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
242,626	163,485	57,766	(35,226)	(8,557)	304,562	27,789	1,106	15,657
PGIM QMA Commodity Strategies Fund (Class R6)
180,935	118,767	56,803	(12,416)	(3,962)	226,521	23,794	5,811	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
363,476	212,573	92,183	(8,449)	(17,427)	457,990	40,351	8,073	4,029
PGIM QMA International Developed Markets Index Fund (Class R6)
1,086,860	679,919	206,791	(102,304)	(21,573)	1,436,111	128,110	30,440	826
PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,763,183	1,242,822	411,859	(385,071)	(76,124)	2,132,951	151,488	33,536	326,946
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
366,467	371,171	87,704	(33,159)	(10,337)	606,438	58,593	3,670	22,500
PGIM QMA US Broad Market Index Fund (Class R6)
1,154,367	580,789	355,316	(52,453)	(31,943)	1,295,444	105,578	20,172	7,469
PGIM TIPS Fund (Class R6)
60,703	38,185	22,629	645	(851)	76,053	7,947	575	—
PGIM Total Return Bond Fund (Class R6)
424,687	272,863	166,341	8,151	(6,162)	533,198	37,789	11,593	—

$6,112,804	$4,052,520	$1,774,002	$(609,281)	$(181,319)	$7,600,722		$122,818	$382,816

Prudential Day One 2055 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund
$42,782	$139,534	$161,293	$—	$—	$21,023	21,023	$159	$—
PGIM Global Real Estate Fund (Class R6)
287,045	88,370	64,836	5,233	(1,944)	313,868	12,853	5,037	4,642

134

Prudential Day One 2055 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
$227,866	$151,031	$32,681	$(27,330)	$(3,898)	$314,988	28,740	$944	$13,365
PGIM QMA Commodity Strategies Fund (Class R6)
169,933	71,511	40,603	(11,617)	(1,804)	187,420	19,687	4,961	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
398,269	203,462	73,434	(8,780)	(14,269)	505,248	44,515	7,991	3,988
PGIM QMA International Developed Markets Index Fund (Class R6)
1,134,183	429,200	127,750	(108,198)	(14,144)	1,313,291	117,153	28,854	783
PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,655,949	742,482	303,204	(331,814)	(61,664)	1,701,749	120,863	28,451	277,375
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
401,537	269,635	60,412	(39,777)	(6,505)	564,478	54,539	3,635	22,283
PGIM QMA US Broad Market Index Fund (Class R6)
1,084,160	290,787	291,861	(53,175)	(21,126)	1,008,785	82,216	17,114	6,337
PGIM Total Return Bond Fund (Class R6)
341,887	138,563	103,179	5,531	(4,628)	378,174	26,802	8,729	—

$5,743,611	$2,524,575	$1,259,253	$(569,927)	$(129,982)	$6,309,024		$105,875	$328,773

Prudential Day One 2060 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund
$38,549	$87,299	$109,179	$—	$—	$16,669	16,669	$120	$—
PGIM Global Real Estate Fund (Class R6)
35,676	54,096	21,203	1,970	(580)	69,959	2,865	1,033	976
PGIM Jennison Small-Cap Core Equity Fund (Class R6)
28,317	60,907	13,171	(3,731)	(2,114)	70,208	6,406	202	2,858
PGIM QMA Commodity Strategies Fund (Class R6)
21,116	36,319	12,928	(1,842)	(889)	41,776	4,388	1,055	—
PGIM QMA Emerging Markets Equity Fund (Class R6)
56,563	89,859	30,237	1,613	(5,183)	112,615	9,922	1,954	975
PGIM QMA International Developed Markets Index Fund (Class R6)
147,982	255,518	62,591	(13,410)	(6,889)	320,610	28,600	6,474	176
PGIM QMA Large-Cap Core Equity Fund (Class R6)
212,892	375,540	110,369	(62,056)	(22,653)	393,354	27,937	6,302	61,438

Prudential Day One Income Fund	135

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2060 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM QMA Mid-Cap Core Equity Fund (Class R6)
$49,906	$108,139	$24,127	$(4,984)	$(3,114)	$125,820	12,157	$777	$4,764
PGIM QMA US Broad Market Index Fund (Class R6)
134,734	195,390	90,182	(5,455)	(9,637)	224,850	18,325	3,664	1,356
PGIM Total Return Bond Fund (Class R6)
21,243	35,882	15,216	657	(420)	42,146	2,987	844	—

$746,978	$1,298,949	$489,203	$(87,238)	$(51,479)	$1,418,007		$22,425	$72,543

5. Tax Information

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized depreciation as of January 31, 2019 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Day One Income	$9,359,141	$45,862	$(271,378)	$(225,516)
Day One 2010	5,670,334	42,466	(170,905)	(128,439)
Day One 2015	10,198,859	67,457	(328,958)	(261,501)
Day One 2020	38,433,152	276,750	(1,316,088)	(1,039,338)
Day One 2025	43,842,663	393,637	(1,604,610)	(1,210,973)
Day One 2030	39,351,932	364,119	(1,859,913)	(1,495,794)
Day One 2035	26,517,320	294,315	(1,553,886)	(1,259,571)
Day One 2040	23,713,889	273,103	(1,345,079)	(1,071,976)
Day One 2045	15,764,198	185,184	(963,219)	(778,035)
Day One 2050	7,944,939	85,971	(430,188)	(344,217)
Day One 2055	6,656,038	84,032	(431,046)	(347,014)
Day One 2060	1,480,587	10,847	(73,427)	(62,580)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Day One Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. The Day One Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

136

6. Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest.

As of January 31, 2019, Prudential through its affiliated entities, including affiliated funds, owned the following number of shares of the Day One Funds:

Fund	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Day One Income	1,044	1,049	1,052	1,054	1,056	1,059
Day One 2010	1,056	1,061	1,064	1,067	1,069	1,072
Day One 2015	1,047	1,052	1,055	1,057	1,060	1,063
Day One 2020	1,040	1,045	1,048	1,050	1,052	1,056
Day One 2025	1,048	1,053	1,056	1,059	1,061	1,064
Day One 2030	1,050	1,055	1,058	1,061	1,063	1,066
Day One 2035	1,063	1,068	1,071	1,074	1,076	1,079
Day One 2040	1,057	1,063	1,066	1,068	1,070	1,074
Day One 2045	1,074	1,079	1,083	1,085	1,087	1,091
Day One 2050	1,063	1,068	1,072	1,074	1,076	1,080
Day One 2055	1,077	1,083	1,086	1,088	1,091	1,094
Day One 2060	1,061	1,067	1,070	1,073	1,075	1,078

At reporting period end, the following number of shareholders of record held the following percentage of the Day One Funds’ outstanding shares on behalf of multiple beneficial owners:

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Day One Income	4	80	42
Day One 2010	4	92	92
Day One 2015	4	91	86
Day One 2020	6	83	65
Day One 2025	5	75	50
Day One 2030	7	85	71
Day One 2035	6	73	51
Day One 2040	6	79	64
Day One 2045	7	78	65
Day One 2050	7	80	59
Day One 2055	6	80	57
Day One 2060	6	71	66

Transactions in shares of beneficial interest were as follows:

Prudential Day One Income Fund	137

Notes to Financial Statements (unaudited) (continued)

Prudential Day One Income Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares issued in reinvestment of dividends and distributions	27	$263

Net increase (decrease) in shares outstanding	27	$263

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	14	$154

Net increase (decrease) in shares outstanding	14	$154

Class R2
Six months ended January 31, 2019:
Shares sold	32,321	$331,336
Shares issued in reinvestment of dividends and distributions	2,275	22,728
Shares reacquired	(8,139)	(85,141)

Net increase (decrease) in shares outstanding	26,457	$268,923

Year ended July 31, 2018:
Shares sold	79,361	$831,665
Shares issued in reinvestment of dividends and distributions	370	3,893
Shares reacquired	(1,311)	(13,760)

Net increase (decrease) in shares outstanding	78,420	$821,798

Class R3
Six months ended January 31, 2019:
Shares sold	12,036	$124,918
Shares issued in reinvestment of dividends and distributions	3,514	35,202
Shares reacquired	(20,772)	(217,523)

Net increase (decrease) in shares outstanding	(5,222)	$(57,403)

Year ended July 31, 2018:
Shares sold	33,980	$357,645
Shares issued in reinvestment of dividends and distributions	2,274	23,947
Shares reacquired	(25,050)	(264,099)

Net increase (decrease) in shares outstanding	11,204	$117,493

Class R4
Six months ended January 31, 2019:
Shares sold	11	$116
Shares issued in reinvestment of dividends and distributions	39	387
Shares reacquired	(375)	(3,898)

Net increase (decrease) in shares outstanding	(325)	$(3,395)

Year ended July 31, 2018:
Shares sold	113	$1,196
Shares issued in reinvestment of dividends and distributions	32	339
Shares reacquired	(122)	(1,298)

Net increase (decrease) in shares outstanding	23	$237

138

Prudential Day One Income Fund (cont’d.):

Class R5	Shares	Amount
Six months ended January 31, 2019:
Shares sold	4,883	$50,045
Shares issued in reinvestment of dividends and distributions	141	1,393

Net increase (decrease) in shares outstanding	5,024	$51,438

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	20	$219

Net increase (decrease) in shares outstanding	20	$219

Class R6
Six months ended January 31, 2019:
Shares sold	386,228	$4,054,167
Shares issued in reinvestment of dividends and distributions	17,435	173,678
Shares reacquired	(89,523)	(921,375)

Net increase (decrease) in shares outstanding	314,140	$3,306,470

Year ended July 31, 2018:
Shares sold	295,657	$3,119,002
Shares issued in reinvestment of dividends and distributions	5,257	55,391
Shares reacquired	(39,075)	(413,179)

Net increase (decrease) in shares outstanding	261,839	$2,761,214

Prudential Day One 2010 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares sold	3	$34
Shares issued in reinvestment of dividends and distributions	45	444

Net increase (decrease) in shares outstanding	48	$478

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	11	$113

Net increase (decrease) in shares outstanding	11	$113

Class R2
Six months ended January 31, 2019:
Shares sold	1,229	$13,260
Shares issued in reinvestment of dividends and distributions	48	471
Shares reacquired	(1,229)	(13,260)

Net increase (decrease) in shares outstanding	48	$471

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	13	$140

Net increase (decrease) in shares outstanding	13	$140

Prudential Day One Income Fund	139

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2010 Fund (cont’d.):

Class R3	Shares	Amount
Six months ended January 31, 2019:
Shares sold	190	$1,948
Shares issued in reinvestment of dividends and distributions	643	6,295

Net increase (decrease) in shares outstanding	833	$8,243

Year ended July 31, 2018:
Shares sold	15,274	$164,333
Shares issued in reinvestment of dividends and distributions	223	2,370
Shares reacquired	(3,478)	(37,389)

Net increase (decrease) in shares outstanding	12,019	$129,314

Class R4
Six months ended January 31, 2019:
Shares sold	45	$487
Shares issued in reinvestment of dividends and distributions	245	2,395
Shares reacquired	(3,269)	(32,218)

Net increase (decrease) in shares outstanding	(2,979)	$(29,336)

Year ended July 31, 2018:
Shares sold	920	$9,836
Shares issued in reinvestment of dividends and distributions	65	697
Shares reacquired	(104)	(1,103)

Net increase (decrease) in shares outstanding	881	$9,430

Class R5
Six months ended January 31, 2019:
Shares sold	6,924	$71,699
Shares issued in reinvestment of dividends and distributions	3,916	38,335
Shares reacquired	(7,327)	(75,912)

Net increase (decrease) in shares outstanding	3,513	$34,122

Year ended July 31, 2018:
Shares sold	76,576	$808,677
Shares issued in reinvestment of dividends and distributions	17	178
Shares reacquired	(1,413)	(15,092)

Net increase (decrease) in shares outstanding	75,180	$793,763

Class R6
Six months ended January 31, 2019:
Shares sold	102,570	$1,101,815
Shares issued in reinvestment of dividends and distributions	22,542	220,690
Shares reacquired	(108,515)	(1,154,476)

Net increase (decrease) in shares outstanding	16,597	$168,029

Year ended July 31, 2018:
Shares sold	192,048	$2,036,183
Shares issued in reinvestment of dividends and distributions	7,480	79,592
Shares reacquired	(195,238)	(2,077,367)

Net increase (decrease) in shares outstanding	4,290	$38,408

140

Prudential Day One 2015 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares issued in reinvestment of dividends and distributions	38	$369

Net increase (decrease) in shares outstanding	38	$369

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	9	$101

Net increase (decrease) in shares outstanding	9	$101

Class R2
Six months ended January 31, 2019:
Shares sold	1,213	$13,260
Shares issued in reinvestment of dividends and distributions	40	397
Shares reacquired	(1,213)	(13,272)

Net increase (decrease) in shares outstanding	40	$385

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	12	$128

Net increase (decrease) in shares outstanding	12	$128

Class R3
Six months ended January 31, 2019:
Shares issued in reinvestment of dividends and distributions	42	$414

Net increase (decrease) in shares outstanding	42	$414

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	13	$144

Net increase (decrease) in shares outstanding	13	$144

Class R4
Six months ended January 31, 2019:
Shares sold	213	$2,331
Shares issued in reinvestment of dividends and distributions	322	3,183
Shares reacquired	(6,642)	(67,491)

Net increase (decrease) in shares outstanding	(6,107)	$(61,977)

Year ended July 31, 2018:
Shares sold	2,462	$26,441
Shares issued in reinvestment of dividends and distributions	84	899
Shares reacquired	(3)	(29)

Net increase (decrease) in shares outstanding	2,543	$27,311

Class R5
Six months ended January 31, 2019:
Shares sold	848	$8,995
Shares issued in reinvestment of dividends and distributions	99	986
Shares reacquired	(10)	(98)

Net increase (decrease) in shares outstanding	937	$9,883

Year ended July 31, 2018:
Shares sold	654	$7,089
Shares issued in reinvestment of dividends and distributions	16	166

Net increase (decrease) in shares outstanding	670	$7,255

Prudential Day One Income Fund	141

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2015 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	232,601	$2,482,333
Shares issued in reinvestment of dividends and distributions	39,069	386,786
Shares reacquired	(102,514)	(1,084,578)

Net increase (decrease) in shares outstanding	169,156	$1,784,541

Year ended July 31, 2018:
Shares sold	676,149	$7,232,591
Shares issued in reinvestment of dividends and distributions	9,626	103,388
Shares reacquired	(289,343)	(3,082,288)

Net increase (decrease) in shares outstanding	396,432	$4,253,691

Prudential Day One 2020 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares issued in reinvestment of dividends and distributions	31	$309

Net increase (decrease) in shares outstanding	31	$309

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	9	$94

Net increase (decrease) in shares outstanding	9	$94

Class R2
Six months ended January 31, 2019:
Shares sold	33,727	$358,694
Shares issued in reinvestment of dividends and distributions	7,331	73,312
Shares reacquired	(30,110)	(318,022)

Net increase (decrease) in shares outstanding	10,948	$113,984

Year ended July 31, 2018:
Shares sold	219,358	$2,363,997
Shares issued in reinvestment of dividends and distributions	31	338
Shares reacquired	(8,259)	(89,220)

Net increase (decrease) in shares outstanding	211,130	$2,275,115

Class R3
Six months ended January 31, 2019:
Shares sold	15,119	$159,917
Shares issued in reinvestment of dividends and distributions	3,967	39,718
Shares reacquired	(29,629)	(296,957)

Net increase (decrease) in shares outstanding	(10,543)	$(97,322)

Year ended July 31, 2018:
Shares sold	101,501	$1,097,327
Shares issued in reinvestment of dividends and distributions	890	9,656
Shares reacquired	(384)	(4,145)

Net increase (decrease) in shares outstanding	102,007	$1,102,838

142

Prudential Day One 2020 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2019:
Shares sold	223	$2,461
Shares issued in reinvestment of dividends and distributions	204	2,047
Shares reacquired	(680)	(7,057)

Net increase (decrease) in shares outstanding	(253)	$(2,549)

Year ended July 31, 2018:
Shares sold	3,680	$39,898
Shares issued in reinvestment of dividends and distributions	241	2,615
Shares reacquired	(15,274)	(168,157)

Net increase (decrease) in shares outstanding	(11,353)	$(125,644)

Class R5
Six months ended January 31, 2019:
Shares sold	54,817	$587,750
Shares issued in reinvestment of dividends and distributions	13,104	131,171
Shares reacquired	(29,708)	(320,584)

Net increase (decrease) in shares outstanding	38,213	$398,337

Year ended July 31, 2018:
Shares sold	350,697	$3,771,522
Shares issued in reinvestment of dividends and distributions	15	159
Shares reacquired	(25,026)	(272,990)

Net increase (decrease) in shares outstanding	325,686	$3,498,691

Class R6
Six months ended January 31, 2019:
Shares sold	1,098,150	$11,929,012
Shares issued in reinvestment of dividends and distributions	105,932	1,057,196
Shares reacquired	(411,302)	(4,380,649)

Net increase (decrease) in shares outstanding	792,780	$8,605,559

Year ended July 31, 2018:
Shares sold	1,515,376	$16,404,702
Shares issued in reinvestment of dividends and distributions	23,873	258,070
Shares reacquired	(626,082)	(6,714,474)

Net increase (decrease) in shares outstanding	913,167	$9,948,298

Prudential Day One 2025 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares sold	1,096	$11,898
Shares issued in reinvestment of dividends and distributions	2,136	21,333
Shares reacquired	(5,812)	(64,805)

Net increase (decrease) in shares outstanding	(2,580)	$(31,574)

Year ended July 31, 2018:
Shares sold	4,422	$48,115
Shares issued in reinvestment of dividends and distributions	527	5,793
Shares reacquired	(124)	(1,375)

Net increase (decrease) in shares outstanding	4,825	$52,533

Prudential Day One Income Fund	143

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2025 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2019:
Shares sold	3,218	$34,276
Shares issued in reinvestment of dividends and distributions	67	675
Shares reacquired	(1,188)	(13,357)

Net increase (decrease) in shares outstanding	2,097	$21,594

Year ended July 31, 2018:
Shares sold	1,803	$19,534
Shares issued in reinvestment of dividends and distributions	31	341
Shares reacquired	(1,540)	(16,500)

Net increase (decrease) in shares outstanding	294	$3,375

Class R3
Six months ended January 31, 2019:
Shares sold	107,950	$1,181,478
Shares issued in reinvestment of dividends and distributions	25,677	256,516
Shares reacquired	(22,279)	(241,302)

Net increase (decrease) in shares outstanding	111,348	$1,196,692

Year ended July 31, 2018:
Shares sold	224,664	$2,461,292
Shares issued in reinvestment of dividends and distributions	5,277	57,999
Shares reacquired	(69,002)	(748,116)

Net increase (decrease) in shares outstanding	160,939	$1,771,175

Class R4
Six months ended January 31, 2019:
Shares sold	433	$4,864
Shares issued in reinvestment of dividends and distributions	178	1,775
Shares reacquired	(6,143)	(66,385)

Net increase (decrease) in shares outstanding	(5,532)	$(59,746)

Year ended July 31, 2018:
Shares sold	5,050	$55,466
Shares issued in reinvestment of dividends and distributions	130	1,424
Shares reacquired	(11,924)	(131,877)

Net increase (decrease) in shares outstanding	(6,744)	$(74,987)

Class R5
Six months ended January 31, 2019:
Shares sold	2,349	$25,403
Shares issued in reinvestment of dividends and distributions	224	2,239
Shares reacquired	(2)	(25)

Net increase (decrease) in shares outstanding	2,571	$27,617

Year ended July 31, 2018:
Shares sold	3,812	$42,009
Shares issued in reinvestment of dividends and distributions	24	259
Shares reacquired	(2,067)	(23,044)

Net increase (decrease) in shares outstanding	1,769	$19,224

144

Prudential Day One 2025 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	1,435,053	$15,811,350
Shares issued in reinvestment of dividends and distributions	147,975	1,479,753
Shares reacquired	(555,846)	(6,047,455)

Net increase (decrease) in shares outstanding	1,027,182	$11,243,648

Year ended July 31, 2018:
Shares sold	1,683,407	$18,476,693
Shares issued in reinvestment of dividends and distributions	30,528	335,809
Shares reacquired	(663,321)	(7,285,009)

Net increase (decrease) in shares outstanding	1,050,614	$11,527,493

Prudential Day One 2030 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares sold	312	$3,548
Shares issued in reinvestment of dividends and distributions	101	1,022
Shares reacquired	(6)	(66)

Net increase (decrease) in shares outstanding	407	$4,504

Year ended July 31, 2018:
Shares sold	1,201	$13,663
Shares issued in reinvestment of dividends and distributions	14	153
Shares reacquired	(224)	(2,479)

Net increase (decrease) in shares outstanding	991	$11,337

Class R2
Six months ended January 31, 2019:
Shares sold	78,373	$862,556
Shares issued in reinvestment of dividends and distributions	11,419	115,450
Shares reacquired	(18,696)	(202,146)

Net increase (decrease) in shares outstanding	71,096	$775,860

Year ended July 31, 2018:
Shares sold	277,358	$3,093,847
Shares issued in reinvestment of dividends and distributions	129	1,459
Shares reacquired	(50,388)	(579,329)

Net increase (decrease) in shares outstanding	227,099	$2,515,977

Class R3
Six months ended January 31, 2019:
Shares sold	28,551	$315,015
Shares issued in reinvestment of dividends and distributions	3,538	35,737
Shares reacquired	(3,607)	(37,631)

Net increase (decrease) in shares outstanding	28,482	$313,121

Year ended July 31, 2018:
Shares sold	63,939	$717,280
Shares issued in reinvestment of dividends and distributions	641	7,228
Shares reacquired	(2,567)	(29,127)

Net increase (decrease) in shares outstanding	62,013	$695,381

Prudential Day One Income Fund	145

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2030 Fund (cont’d.):

Class R4	Shares	Amount
Six months ended January 31, 2019:
Shares sold	1,616	$18,792
Shares issued in reinvestment of dividends and distributions	2,799	28,267
Shares reacquired	(44,674)	(488,274)

Net increase (decrease) in shares outstanding	(40,259)	$(441,215)

Year ended July 31, 2018:
Shares sold	20,346	$229,433
Shares issued in reinvestment of dividends and distributions	1,314	14,813
Shares reacquired	(4,821)	(54,575)

Net increase (decrease) in shares outstanding	16,839	$189,671

Class R5
Six months ended January 31, 2019:
Shares sold	12,892	$144,167
Shares issued in reinvestment of dividends and distributions	11,005	111,145
Shares reacquired	(7,092)	(79,096)

Net increase (decrease) in shares outstanding	16,805	$176,216

Year ended July 31, 2018:
Shares sold	264,542	$2,946,392
Shares issued in reinvestment of dividends and distributions	192	2,160
Shares reacquired	(29,919)	(341,593)

Net increase (decrease) in shares outstanding	234,815	$2,606,959

Class R6
Six months ended January 31, 2019:
Shares sold	1,125,788	$12,608,028
Shares issued in reinvestment of dividends and distributions	119,512	1,208,260
Shares reacquired	(340,076)	(3,775,772)

Net increase (decrease) in shares outstanding	905,224	$10,040,516

Year ended July 31, 2018:
Shares sold	1,461,691	$16,458,321
Shares issued in reinvestment of dividends and distributions	21,605	243,702
Shares reacquired	(452,241)	(5,071,143)

Net increase (decrease) in shares outstanding	1,031,055	$11,630,880

146

Prudential Day One 2035 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares sold	13	$150
Shares issued in reinvestment of dividends and distributions	51	504

Net increase (decrease) in shares outstanding	64	$654

Year ended July 31, 2018:
Shares sold	13	$150
Shares issued in reinvestment of dividends and distributions	13	149
Shares reacquired	(241)	(2,691)

Net increase (decrease) in shares outstanding	(215)	$(2,392)

Class R2
Six months ended January 31, 2019:
Shares sold	677	$7,757
Shares issued in reinvestment of dividends and distributions	1,524	15,170
Shares reacquired	(1,175)	(13,059)

Net increase (decrease) in shares outstanding	1,026	$9,868

Year ended July 31, 2018:
Shares sold	29,052	$335,942
Shares issued in reinvestment of dividends and distributions	17	185
Shares reacquired	(3)	(30)

Net increase (decrease) in shares outstanding	29,066	$336,097

Class R3
Six months ended January 31, 2019:
Shares sold	77,231	$862,261
Shares issued in reinvestment of dividends and distributions	27,950	278,108
Shares reacquired	(98,027)	(1,051,850)

Net increase (decrease) in shares outstanding	7,154	$88,519

Year ended July 31, 2018:
Shares sold	189,297	$2,147,197
Shares issued in reinvestment of dividends and distributions	6,937	79,080
Shares reacquired	(69,779)	(784,779)

Net increase (decrease) in shares outstanding	126,455	$1,441,498

Class R4
Six months ended January 31, 2019:
Shares sold	74	$874
Shares issued in reinvestment of dividends and distributions	235	2,341
Shares reacquired	(3,098)	(31,150)

Net increase (decrease) in shares outstanding	(2,789)	$(27,935)

Year ended July 31, 2018:
Shares sold	626	$7,170
Shares issued in reinvestment of dividends and distributions	66	757
Shares reacquired	(1,744)	(19,569)

Net increase (decrease) in shares outstanding	(1,052)	$(11,642)

Prudential Day One Income Fund	147

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2035 Fund (cont’d.):

Class R5	Shares	Amount
Six months ended January 31, 2019:
Shares sold	4,648	$53,317
Shares issued in reinvestment of dividends and distributions	374	3,726
Shares reacquired	(1,848)	(18,627)

Net increase (decrease) in shares outstanding	3,174	$38,416

Year ended July 31, 2018:
Shares sold	1,795	$20,782
Shares issued in reinvestment of dividends and distributions	19	216
Shares reacquired	(1)	(7)

Net increase (decrease) in shares outstanding	1,813	$20,991

Class R6
Six months ended January 31, 2019:
Shares sold	683,125	$7,774,032
Shares issued in reinvestment of dividends and distributions	96,011	955,310
Shares reacquired	(258,632)	(2,854,462)

Net increase (decrease) in shares outstanding	520,504	$5,874,880

Year ended July 31, 2018:
Shares sold	902,631	$10,279,363
Shares issued in reinvestment of dividends and distributions	20,294	231,358
Shares reacquired	(270,149)	(3,071,837)

Net increase (decrease) in shares outstanding	652,776	$7,438,884

Prudential Day One 2040 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares sold	113	$1,272
Shares issued in reinvestment of dividends and distributions	50	501
Shares reacquired	(1)	(5)

Net increase (decrease) in shares outstanding	162	$1,768

Year ended July 31, 2018:
Shares sold	81	$947
Shares issued in reinvestment of dividends and distributions	15	168
Shares reacquired	— **	(1)

Net increase (decrease) in shares outstanding	96	$1,114

148

Prudential Day One 2040 Fund (cont’d.):

Class R2	Shares	Amount
Six months ended January 31, 2019:
Shares sold	63,409	$708,421
Shares issued in reinvestment of dividends and distributions	5,930	59,712
Shares reacquired	(7,768)	(83,818)

Net increase (decrease) in shares outstanding	61,571	$684,315

Year ended July 31, 2018:
Shares sold	98,384	$1,126,063
Shares issued in reinvestment of dividends and distributions	21	243
Shares reacquired	(1,834)	(21,451)

Net increase (decrease) in shares outstanding	96,571	$1,104,855

Class R3
Six months ended January 31, 2019:
Shares sold	37,022	$400,312
Shares issued in reinvestment of dividends and distributions	2,901	29,211
Shares reacquired	(2,936)	(33,885)

Net increase (decrease) in shares outstanding	36,987	$395,638

Year ended July 31, 2018:
Shares sold	48,724	$561,741
Shares issued in reinvestment of dividends and distributions	421	4,855
Shares reacquired	(3,747)	(43,448)

Net increase (decrease) in shares outstanding	45,398	$523,148

Class R4
Six months ended January 31, 2019:
Shares sold	1,159	$13,848
Shares issued in reinvestment of dividends and distributions	182	1,838
Shares reacquired	(4,302)	(47,538)

Net increase (decrease) in shares outstanding	(2,961)	$(31,852)

Year ended July 31, 2018:
Shares sold	1,553	$17,826
Shares issued in reinvestment of dividends and distributions	218	2,506
Shares reacquired	(7,155)	(83,139)

Net increase (decrease) in shares outstanding	(5,384)	$(62,807)

Class R5
Six months ended January 31, 2019:
Shares sold	13,008	$147,499
Shares issued in reinvestment of dividends and distributions	24,469	246,402
Shares reacquired	(30,347)	(340,066)

Net increase (decrease) in shares outstanding	7,130	$53,835

Year ended July 31, 2018:
Shares sold	536,356	$6,096,691
Shares issued in reinvestment of dividends and distributions	21	240
Shares reacquired	(26,284)	(307,672)

Net increase (decrease) in shares outstanding	510,093	$5,789,259

Prudential Day One Income Fund	149

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2040 Fund (cont’d.):

Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	330,985	$3,786,862
Shares issued in reinvestment of dividends and distributions	61,360	617,891
Shares reacquired	(147,340)	(1,695,094)

Net increase (decrease) in shares outstanding	245,005	$2,709,659

Year ended July 31, 2018:
Shares sold	718,605	$8,282,519
Shares issued in reinvestment of dividends and distributions	17,332	199,669
Shares reacquired	(192,059)	(2,220,140)

Net increase (decrease) in shares outstanding	543,878	$6,262,048

**	Less than 1 share.

Prudential Day One 2045 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares issued in reinvestment of dividends and distributions	58	$553

Net increase (decrease) in shares outstanding	58	$553

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	16	$186

Net increase (decrease) in shares outstanding	16	$186

Class R2
Six months ended January 31, 2019:
Shares sold	4,646	$48,748
Shares issued in reinvestment of dividends and distributions	140	1,340
Shares reacquired	(14)	(150)

Net increase (decrease) in shares outstanding	4,772	$49,938

Year ended July 31, 2018:
Shares sold	1,340	$15,800
Shares issued in reinvestment of dividends and distributions	23	268
Shares reacquired	(196)	(2,322)

Net increase (decrease) in shares outstanding	1,167	$13,746

150

Prudential Day One 2045 Fund (cont’d.):

Class R3	Shares	Amount
Six months ended January 31, 2019:
Shares sold	138,924	$1,512,623
Shares issued in reinvestment of dividends and distributions	32,795	314,504
Shares reacquired	(47,432)	(545,322)

Net increase (decrease) in shares outstanding	124,287	$1,281,805

Year ended July 31, 2018:
Shares sold	199,475	$2,304,398
Shares issued in reinvestment of dividends and distributions	8,056	93,374
Shares reacquired	(58,139)	(668,608)

Net increase (decrease) in shares outstanding	149,392	$1,729,164

Class R4
Six months ended January 31, 2019:
Shares sold	5,741	$60,614
Shares issued in reinvestment of dividends and distributions	1,366	13,084
Shares reacquired	(30,842)	(330,029)

Net increase (decrease) in shares outstanding	(23,735)	$(256,331)

Year ended July 31, 2018:
Shares sold	20,115	$234,228
Shares issued in reinvestment of dividends and distributions	654	7,572
Shares reacquired	(4,883)	(57,011)

Net increase (decrease) in shares outstanding	15,886	$184,789

Class R5
Six months ended January 31, 2019:
Shares sold	4,035	$45,745
Shares issued in reinvestment of dividends and distributions	446	4,282
Shares reacquired	(219)	(2,337)

Net increase (decrease) in shares outstanding	4,262	$47,690

Year ended July 31, 2018:
Shares sold	3,601	$42,321
Shares issued in reinvestment of dividends and distributions	25	295
Shares reacquired	(410)	(4,812)

Net increase (decrease) in shares outstanding	3,216	$37,804

Class R6
Six months ended January 31, 2019:
Shares sold	203,650	$2,357,032
Shares issued in reinvestment of dividends and distributions	44,748	429,583
Shares reacquired	(107,033)	(1,238,160)

Net increase (decrease) in shares outstanding	141,365	$1,548,455

Year ended July 31, 2018:
Shares sold	477,283	$5,510,953
Shares issued in reinvestment of dividends and distributions	9,670	112,263
Shares reacquired	(205,148)	(2,318,703)

Net increase (decrease) in shares outstanding	281,805	$3,304,513

Prudential Day One Income Fund	151

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2050 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares sold	297	$3,384
Shares issued in reinvestment of dividends and distributions	546	5,279
Shares reacquired	— *	(3)

Net increase (decrease) in shares outstanding	843	$8,660

Year ended July 31, 2018:
Shares sold	2,800	$31,875
Shares issued in reinvestment of dividends and distributions	173	2,000

Net increase (decrease) in shares outstanding	2,973	$33,875

Class R2
Six months ended January 31, 2019:
Shares sold	45,017	$506,202
Shares issued in reinvestment of dividends and distributions	5,199	50,175
Shares reacquired	(8,161)	(85,949)

Net increase (decrease) in shares outstanding	42,055	$470,428

Year ended July 31, 2018:
Shares sold	92,270	$1,061,227
Shares issued in reinvestment of dividends and distributions	49	571
Shares reacquired	(11,633)	(136,067)

Net increase (decrease) in shares outstanding	80,686	$925,731

Class R3
Six months ended January 31, 2019:
Shares sold	25,298	$281,927
Shares issued in reinvestment of dividends and distributions	2,173	20,972
Shares reacquired	(3,878)	(45,039)

Net increase (decrease) in shares outstanding	23,593	$257,860

Year ended July 31, 2018:
Shares sold	28,393	$328,701
Shares issued in reinvestment of dividends and distributions	210	2,438
Shares reacquired	(550)	(6,398)

Net increase (decrease) in shares outstanding	28,053	$324,741

Class R4
Six months ended January 31, 2019:
Shares sold	151	$1,809
Shares issued in reinvestment of dividends and distributions	52	504
Shares reacquired	(12,526)	(136,164)

Net increase (decrease) in shares outstanding	(12,323)	$(133,851)

Year ended July 31, 2018:
Shares sold	6,412	$74,850
Shares issued in reinvestment of dividends and distributions	169	1,961
Shares reacquired	(4)	(50)

Net increase (decrease) in shares outstanding	6,577	$76,761

152

Prudential Day One 2050 Fund (cont’d.):

Class R5	Shares	Amount
Six months ended January 31, 2019:
Shares sold	9,058	$101,601
Shares issued in reinvestment of dividends and distributions	2,649	25,567
Shares reacquired	(3,810)	(41,882)

Net increase (decrease) in shares outstanding	7,897	$85,286

Year ended July 31, 2018:
Shares sold	47,728	$548,268
Shares issued in reinvestment of dividends and distributions	23	265
Shares reacquired	(1,943)	(22,688)

Net increase (decrease) in shares outstanding	45,808	$525,845

Class R6
Six months ended January 31, 2019:
Shares sold	179,126	$2,066,880
Shares issued in reinvestment of dividends and distributions	21,846	211,035
Shares reacquired	(72,549)	(833,662)

Net increase (decrease) in shares outstanding	128,423	$1,444,253

Year ended July 31, 2018:
Shares sold	296,969	$3,425,732
Shares issued in reinvestment of dividends and distributions	5,823	67,606
Shares reacquired	(161,744)	(1,858,405)

Net increase (decrease) in shares outstanding	141,048	$1,634,933

*	Less than 1 share.

Prudential Day One 2055 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares sold	16	$175
Shares issued in reinvestment of dividends and distributions	75	719
Shares reacquired	(1)	(9)

Net increase (decrease) in shares outstanding	90	$885

Year ended July 31, 2018:
Shares sold	228	$2,742
Shares issued in reinvestment of dividends and distributions	16	193

Net increase (decrease) in shares outstanding	244	$2,935

Class R2
Six months ended January 31, 2019:
Shares sold	1,187	$13,051
Shares issued in reinvestment of dividends and distributions	174	1,667
Shares reacquired	(647)	(7,555)

Net increase (decrease) in shares outstanding	714	$7,163

Year ended July 31, 2018:
Shares sold	1,468	$17,522
Shares issued in reinvestment of dividends and distributions	31	361
Shares reacquired	(90)	(1,085)

Net increase (decrease) in shares outstanding	1,409	$16,798

Prudential Day One Income Fund	153

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2055 Fund (cont’d.):

Class R3	Shares	Amount
Six months ended January 31, 2019:
Shares sold	52,043	$594,283
Shares issued in reinvestment of dividends and distributions	17,004	163,072
Shares reacquired	(10,817)	(125,731)

Net increase (decrease) in shares outstanding	58,230	$631,624

Year ended July 31, 2018:
Shares sold	96,950	$1,134,145
Shares issued in reinvestment of dividends and distributions	3,807	44,776
Shares reacquired	(32,457)	(377,512)

Net increase (decrease) in shares outstanding	68,300	$801,409

Class R4
Six months ended January 31, 2019:
Shares sold	96	$1,174
Shares issued in reinvestment of dividends and distributions	87	831
Shares reacquired	(4,213)	(45,217)

Net increase (decrease) in shares outstanding	(4,030)	$(43,212)

Year ended July 31, 2018:
Shares sold	1,289	$15,162
Shares issued in reinvestment of dividends and distributions	97	1,142
Shares reacquired	(9)	(100)

Net increase (decrease) in shares outstanding	1,377	$16,204

Class R5
Six months ended January 31, 2019:
Shares sold	1,081	$12,391
Shares issued in reinvestment of dividends and distributions	171	1,643
Shares reacquired	(1)	(15)

Net increase (decrease) in shares outstanding	1,251	$14,019

Year ended July 31, 2018:
Shares sold	683	$8,177
Shares issued in reinvestment of dividends and distributions	24	278
Shares reacquired	(14)	(166)

Net increase (decrease) in shares outstanding	693	$8,289

Class R6
Six months ended January 31, 2019:
Shares sold	67,727	$787,379
Shares issued in reinvestment of dividends and distributions	17,847	170,969
Shares reacquired	(32,318)	(374,123)

Net increase (decrease) in shares outstanding	53,256	$584,225

Year ended July 31, 2018:
Shares sold	196,590	$2,300,348
Shares issued in reinvestment of dividends and distributions	4,369	51,383
Shares reacquired	(57,918)	(682,520)

Net increase (decrease) in shares outstanding	143,041	$1,669,211

154

Prudential Day One 2060 Fund:

Class R1	Shares	Amount
Six months ended January 31, 2019:
Shares issued in reinvestment of dividends and distributions	44	$430

Net increase (decrease) in shares outstanding	44	$430

Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	17	$195

Net increase (decrease) in shares outstanding	17	$195

Class R2
Six months ended January 31, 2019:
Shares sold	14,466	$163,654
Shares issued in reinvestment of dividends and distributions	768	7,416
Shares reacquired	(987)	(10,911)

Net increase (decrease) in shares outstanding	14,247	$160,159

Year ended July 31, 2018:
Shares sold	7,565	$89,229
Shares issued in reinvestment of dividends and distributions	22	253
Shares reacquired	(819)	(9,788)

Net increase (decrease) in shares outstanding	6,768	$79,694

Class R3
Six months ended January 31, 2019:
Shares sold	6,840	$77,285
Shares issued in reinvestment of dividends and distributions	617	5,954
Shares reacquired	(2,651)	(32,520)

Net increase (decrease) in shares outstanding	4,806	$50,719

Year ended July 31, 2018:
Shares sold	11,193	$129,893
Shares issued in reinvestment of dividends and distributions	125	1,462
Shares reacquired	(2,309)	(27,685)

Net increase (decrease) in shares outstanding	9,009	$103,670

Class R4
Six months ended January 31, 2019:
Shares sold	14	$164
Shares issued in reinvestment of dividends and distributions	55	531
Shares reacquired	(38)	(399)

Net increase (decrease) in shares outstanding	31	$296

Year ended July 31, 2018:
Shares sold	75	$895
Shares issued in reinvestment of dividends and distributions	21	252
Shares reacquired	(7)	(80)

Net increase (decrease) in shares outstanding	89	$1,067

Prudential Day One Income Fund	155

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2060 Fund (cont’d.):

Class R5	Shares	Amount
Six months ended January 31, 2019:
Shares sold	1,765	$19,939
Shares issued in reinvestment of dividends and distributions	142	1,369
Shares reacquired	(303)	(3,240)

Net increase (decrease) in shares outstanding	1,604	$18,068

Year ended July 31, 2018:
Shares sold	343	$4,140
Shares issued in reinvestment of dividends and distributions	22	264
Shares reacquired	(4)	(45)

Net increase (decrease) in shares outstanding	361	$4,359

Class R6
Six months ended January 31, 2019:
Shares sold	69,082	$807,089
Shares issued in reinvestment of dividends and distributions	4,348	41,918
Shares reacquired	(24,716)	(283,664)

Net increase (decrease) in shares outstanding	48,714	$565,343

Year ended July 31, 2018:
Shares sold	61,021	$716,364
Shares issued in reinvestment of dividends and distributions	639	7,478
Shares reacquired	(28,997)	(345,856)

Net increase (decrease) in shares outstanding	32,663	$377,986

7. Borrowings

The Trust, on behalf of the Day One Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

156

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Day One Funds did not utilize the SCA during the reporting period ended January 31, 2019.

8. Risks of Investing in the Day One Funds

The Day One Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Fund of Funds Risk: The value of an investment in the Day One Funds will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Day One Funds are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Day One Funds’ allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Day One Funds may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Day One Funds to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Day One Funds would indirectly bear the costs of these trades without accomplishing the investment purpose.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Day One Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Day One Funds fall, the value of an investment in the Day One Funds will decline. Additionally, the Day One Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Day One Funds has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on

Prudential Day One Income Fund	157

Notes to Financial Statements (unaudited) (continued)

the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Day One Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Day One Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

158

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Prudential Day One Income Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$10.59	$0.12	$(0.19)	$(0.07)	$(0.19)	$(0.07)		$(0.26)
Year Ended 07/31/18	10.36	0.19	0.19	0.38	(0.15)	(-	)(g)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.31	0.39	(0.03)	-		(0.03)
Class R2
Six Months Ended 01/31/19	10.59	0.14	(0.20)	(0.06)	(0.20)	(0.07)		(0.27)
Year Ended 07/31/18	10.37	0.23	0.17	0.40	(0.18)	(-	)(g)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.09	0.32	0.41	(0.04)	-		(0.04)
Class R3
Six Months Ended 01/31/19	10.60	0.14	(0.19)	(0.05)	(0.21)	(0.07)		(0.28)
Year Ended 07/31/18	10.37	0.24	0.18	0.42	(0.19)	(-	)(g)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	-		(0.05)
Class R4
Six Months Ended 01/31/19	10.60	0.14	(0.19)	(0.05)	(0.21)	(0.07)		(0.28)
Year Ended 07/31/18	10.37	0.25	0.18	0.43	(0.20)	(-	)(g)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	-		(0.05)
Class R5
Six Months Ended 01/31/19	10.60	0.20	(0.24)	(0.04)	(0.22)	(0.07)		(0.29)
Year Ended 07/31/18	10.37	0.26	0.19	0.45	(0.22)	(-	)(g)	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.12	0.31	0.43	(0.06)	-		(0.06)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

160

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.26	(0.61)%	$11	$11	0.74%	(f)	123.84%	(f)	2.35%	(f)	22%
10.59	3.71	11	11	0.64		124.02		1.84		25
10.36	3.89	10	10	0.64	(f)	299.81	(f)	1.18	(f)	146

10.26	(0.48)	1,088	867	0.49	(f)	4.48	(f)	2.62	(f)	22
10.59	3.86	843	248	0.46		9.08		2.18		25
10.37	4.09	12	11	0.39	(f)	286.56	(f)	1.43	(f)	146

10.27	(0.40)	1,306	1,324	0.34	(f)	3.86	(f)	2.73	(f)	22
10.60	4.09	1,403	1,331	0.24		5.23		2.23		25
10.37	4.17	1,256	32	0.09	(f)	132.21	(f)	1.63	(f)	146

10.27	(0.35)	14	15	0.24	(f)	86.01	(f)	2.68	(f)	22
10.60	4.21	18	18	0.13		76.23		2.34		25
10.37	4.23	17	15	0.14	(f)	275.84	(f)	1.67	(f)	146

10.27	(0.28)	62	37	0.13	(f)	36.45	(f)	3.85	(f)	22
10.60	4.33	11	11	0.04		122.74		2.44		25
10.37	4.29	10	10	0.03	(f)	298.99	(f)	1.79	(f)	146

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	161

Prudential Day One Income Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$10.61	$0.18	$(0.21)	$(0.03)	$(0.23)	$(0.07)		$(0.30)
Year Ended 07/31/18	10.38	0.28	0.18	0.46	(0.23)	(-	)(g)	(0.23)
December 13, 2016(h) through July 31, 2017	10.00	0.12	0.32	0.44	(0.06)	-		(0.06)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

162

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.28	(0.20)%	$6,651	$5,571	0.00%	(j)(f)	2.59%	(f)	3.46%	(f)	22%
10.61	4.45	3,529	2,451	0.00	(j)	4.36		2.67		25
10.38	4.46	734	199	0.00	(j)(f)	80.76	(f)	1.91	(f)	146

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	163

Prudential Day One 2010 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$10.73	$0.13	$(0.22)	$(0.09)	$(0.26)	$(0.18)	$(0.44)
Year Ended 07/31/18	10.43	0.20	0.21	0.41	(0.09)	(0.02)	(0.11)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.35	0.43	-	-	-
Class R2
Six Months Ended 01/31/19	10.74	0.12	(0.19)	(0.07)	(0.29)	(0.18)	(0.47)
Year Ended 07/31/18	10.45	0.22	0.21	0.43	(0.12)	(0.02)	(0.14)
December 13, 2016(h) through July 31, 2017	10.00	0.09	0.36	0.45	-	-	-
Class R3
Six Months Ended 01/31/19	10.75	0.15	(0.22)	(0.07)	(0.30)	(0.18)	(0.48)
Year Ended 07/31/18	10.46	0.02	0.43	0.45	(0.14)	(0.02)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.36	0.46	-	-	-
Class R4
Six Months Ended 01/31/19	10.76	0.16	(0.23)	(0.07)	(0.31)	(0.18)	(0.49)
Year Ended 07/31/18	10.46	0.25	0.22	0.47	(0.15)	(0.02)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.35	0.46	-	-	-
Class R5
Six Months Ended 01/31/19	10.76	0.15	(0.20)	(0.05)	(0.32)	(0.18)	(0.50)
Year Ended 07/31/18	10.47	0.27	0.20	0.47	(0.16)	(0.02)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.36	0.47	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

164

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.20	(0.68)%	$11	$11	0.73%	(f)	123.83%	(f)	2.39%	(f)	26%
10.73	3.96	11	11	0.63		122.38		1.85		53
10.43	4.30	10	10	0.65	(f)	336.61	(f)	1.16	(f)	9

10.20	(0.51)	11	14	0.48	(f)	96.36	(f)	2.29	(f)	26
10.74	4.12	11	11	0.38		121.77		2.10		53
10.45	4.50	10	10	0.40	(f)	336.27	(f)	1.41	(f)	9

10.20	(0.45)	141	138	0.33	(f)	12.91	(f)	2.78	(f)	26
10.75	4.27	140	93	0.27		17.16		0.22		53
10.46	4.60	10	10	0.26	(f)	336.07	(f)	1.56	(f)	9

10.20	(0.44)	20	48	0.23	(f)	30.32	(f)	3.09	(f)	26
10.76	4.48	53	48	0.13		29.63		2.33		53
10.46	4.60	43	31	0.12	(f)	259.21	(f)	1.71	(f)	9

10.21	(0.24)	813	813	0.13	(f)	5.01	(f)	2.83	(f)	26
10.76	4.49	820	262	0.11		8.20		2.49		53
10.47	4.70	10	10	0.04	(f)	335.77	(f)	1.77	(f)	9

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	165

Prudential Day One 2010 Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$10.78	$0.16	$(0.21)	$(0.05)	$(0.34)	$(0.18)	$(0.52)
Year Ended 07/31/18	10.48	0.27	0.22	0.49	(0.17)	(0.02)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.15	0.33	0.48	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

166

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.21	(0.27)%	$4,534	$4,626	0.00%	(j)(f)	3.60%	(f)	3.11%	(f)	26%
10.78	4.74	4,606	4,776	0.00	(j)	3.27		2.57		53
10.48	4.80	4,436	452	0.00	(j)(f)	26.49	(f)	2.20	(f)	9

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	167

Prudential Day One 2015 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$10.86	$0.12	$(0.25)	$(0.13)	$(0.23)	$(0.14)	$(0.37)
Year Ended 07/31/18	10.49	0.19	0.28	0.47	(0.08)	(0.02)	(0.10)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.42	0.49	-	-	-
Class R2
Six Months Ended 01/31/19	10.88	0.12	(0.25)	(0.13)	(0.25)	(0.14)	(0.39)
Year Ended 07/31/18	10.50	0.21	0.30	0.51	(0.11)	(0.02)	(0.13)
December 13, 2016(h) through July 31, 2017	10.00	0.09	0.41	0.50	-	-	-
Class R3
Six Months Ended 01/31/19	10.89	0.15	(0.27)	(0.12)	(0.27)	(0.14)	(0.41)
Year Ended 07/31/18	10.51	0.23	0.29	0.52	(0.12)	(0.02)	(0.14)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.41	0.51	-	-	-
Class R4
Six Months Ended 01/31/19	10.88	0.16	(0.26)	(0.10)	(0.28)	(0.14)	(0.42)
Year Ended 07/31/18	10.51	0.24	0.29	0.53	(0.14)	(0.02)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.40	0.51	-	-	-
Class R5
Six Months Ended 01/31/19	10.90	0.17	(0.27)	(0.10)	(0.29)	(0.14)	(0.43)
Year Ended 07/31/18	10.53	0.25	0.29	0.54	(0.15)	(0.02)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.42	0.53	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

168

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.36	(1.09)%	$11	$11	0.73%	(f)	121.56%	(f)	2.33%	(f)	16%
10.86	4.50	11	11	0.63		120.64		1.74		57
10.49	4.90	10	10	0.65	(f)	244.08	(f)	1.10	(f)	82

10.36	(1.01)	11	14	0.48	(f)	94.44	(f)	2.22	(f)	16
10.88	4.85	11	11	0.38		119.98		1.99		57
10.50	5.00	11	10	0.40	(f)	243.71	(f)	1.35	(f)	82

10.36	(0.95)	11	11	0.33	(f)	120.27	(f)	2.73	(f)	16
10.89	5.01	11	11	0.23		119.64		2.14		57
10.51	5.10	11	10	0.26	(f)	243.52	(f)	1.50	(f)	82

10.36	(0.75)	13	76	0.23	(f)	19.14	(f)	2.96	(f)	16
10.88	5.02	81	65	0.14		22.01		2.27		57
10.51	5.10	51	42	0.16	(f)	144.74	(f)	1.72	(f)	82

10.37	(0.74)	27	22	0.13	(f)	60.23	(f)	3.11	(f)	16
10.90	5.11	18	12	0.04		110.69		2.34		57
10.53	5.30	11	10	0.05	(f)	243.22	(f)	1.71	(f)	82

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	169

Prudential Day One 2015 Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$10.90	$0.17	$(0.26)	$(0.09)	$(0.31)	$(0.14)	$(0.45)
Year Ended 07/31/18	10.53	0.27	0.28	0.55	(0.16)	(0.02)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.13	0.40	0.53	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

170

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.36	(0.67)%	$9,893	$9,117	0.00%	(j)(f)	2.20%	(f)	3.16%	(f)	16%
10.90	5.27	8,567	6,742	0.00	(j)	2.53		2.50		57
10.53	5.30	4,099	640	0.00	(j)(f)	27.57	(f)	1.94	(f)	82

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	171

Prudential Day One 2020 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$10.98	$0.13	$(0.28)	$(0.15)	$(0.21)	$(0.10)	$(0.31)
Year Ended 07/31/18	10.52	0.18	0.37	0.55	(0.08)	(0.01)	(0.09)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.45	0.52	-	-	-
Class R2
Six Months Ended 01/31/19	10.99	0.15	(0.30)	(0.15)	(0.23)	(0.10)	(0.33)
Year Ended 07/31/18	10.54	0.19	0.38	0.57	(0.11)	(0.01)	(0.12)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.46	0.54	-	-	-
Class R3
Six Months Ended 01/31/19	11.01	0.16	(0.29)	(0.13)	(0.25)	(0.10)	(0.35)
Year Ended 07/31/18	10.55	0.25	0.35	0.60	(0.13)	(0.01)	(0.14)
December 13, 2016(h) through July 31, 2017	10.00	0.09	0.46	0.55	-	-	-
Class R4
Six Months Ended 01/31/19	11.03	0.15	(0.29)	(0.14)	(0.26)	(0.10)	(0.36)
Year Ended 07/31/18	10.55	0.24	0.39	0.63	(0.14)	(0.01)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.45	0.55	-	-	-
Class R5
Six Months Ended 01/31/19	11.03	0.16	(0.29)	(0.13)	(0.27)	(0.10)	(0.37)
Year Ended 07/31/18	10.56	0.23	0.40	0.63	(0.15)	(0.01)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.45	0.56	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

172

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.52	(1.25)%	$11	$11	0.73%	(f)	119.10%	(f)	2.34%	(f)	21%
10.98	5.28	11	11	0.64		118.30		1.68		41
10.52	5.20	11	10	0.67	(f)	211.29	(f)	1.02	(f)	21

10.51	(1.17)	2,346	2,322	0.49	(f)	1.61	(f)	2.70	(f)	21
10.99	5.43	2,332	693	0.46		3.02		1.78		41
10.54	5.40	11	10	0.42	(f)	210.95	(f)	1.27	(f)	21

10.53	(1.01)	973	1,114	0.34	(f)	2.07	(f)	2.95	(f)	21
11.01	5.67	1,134	673	0.28		3.00		2.33		41
10.55	5.50	11	10	0.27	(f)	210.74	(f)	1.41	(f)	21

10.53	(1.09)	55	61	0.24	(f)	22.03	(f)	2.85	(f)	21
11.03	5.97	61	191	0.14		7.79		2.19		41
10.55	5.50	178	160	0.14	(f)	45.98	(f)	1.45	(f)	21

10.53	(0.99)	3,841	3,630	0.14	(f)	1.06	(f)	2.99	(f)	21
11.03	5.99	3,603	1,162	0.11		1.91		2.13		41
10.56	5.60	11	10	0.06	(f)	210.44	(f)	1.62	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	173

Prudential Day One 2020 Fund
Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R6
Six Months Ended 01/31/19	$11.00	$0.18	$(0.30)	$(0.12)	$(0.29)	$(0.10)	$(0.39)
Year Ended 07/31/18	10.54	0.26	0.38	0.64	(0.17)	(0.01)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.12	0.42	0.54	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

174

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.49	(0.93)%	$30,205	$27,466	0.00%	(j)(f)	0.62%	(f)	3.29%	(f)	21%
11.00	6.06	22,951	16,888	0.00	(j)	0.93		2.42		41
10.54	5.40	12,368	1,944	0.00	(j)(f)	9.10	(f)	1.80	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	175

Prudential Day One 2025 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$11.15	$0.14	$(0.37)	$(0.23)	$(0.20)	$(0.18)		$(0.38)
Year Ended 07/31/18	10.58	0.17	0.50	0.67	(0.10)	(-	)(g)	(0.10)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.54	0.58	-	-		-
Class R2
Six Months Ended 01/31/19	11.16	0.13	(0.34)	(0.21)	(0.23)	(0.18)		(0.41)
Year Ended 07/31/18	10.59	0.24	0.46	0.70	(0.13)	(-	)(g)	(0.13)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.51	0.59	-	-		-
Class R3
Six Months Ended 01/31/19	11.18	0.16	(0.36)	(0.20)	(0.25)	(0.18)		(0.43)
Year Ended 07/31/18	10.61	0.21	0.51	0.72	(0.15)	(-	)(g)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.54	0.61	-	-		-
Class R4
Six Months Ended 01/31/19	11.18	0.12	(0.31)	(0.19)	(0.26)	(0.18)		(0.44)
Year Ended 07/31/18	10.61	0.20	0.53	0.73	(0.16)	(-	)(g)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.53	0.61	-	-		-
Class R5
Six Months Ended 01/31/19	11.19	0.19	(0.39)	(0.20)	(0.27)	(0.18)		(0.45)
Year Ended 07/31/18	10.62	0.23	0.51	0.74	(0.17)	(-	)(g)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.52	0.62	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

176

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.54	(1.86)%	$614	$610	0.74%	(f)	3.39%	(f)	2.48%	(f)	26%
11.15	6.35	678	639	0.65		3.42		1.55		37
10.58	5.80	592	43	0.53	(f)	55.43	(f)	0.55	(f)	6

10.54	(1.69)	36	21	0.49	(f)	61.03	(f)	2.39	(f)	26
11.16	6.62	14	18	0.39		71.60		2.18		37
10.59	5.90	11	10	0.42	(f)	215.71	(f)	1.16	(f)	6

10.55	(1.62)	6,713	6,267	0.34	(f)	1.06	(f)	2.99	(f)	26
11.18	6.76	5,871	4,653	0.25		1.24		1.94		37
10.61	6.10	3,863	77	0.04	(f)	34.35	(f)	1.06	(f)	6

10.55	(1.51)	44	77	0.24	(f)	17.42	(f)	2.15	(f)	26
11.18	6.88	109	134	0.13		10.37		1.81		37
10.61	6.10	175	133	0.15	(f)	49.61	(f)	1.17	(f)	6

10.54	(1.59)	62	47	0.14	(f)	27.67	(f)	3.41	(f)	26
11.19	6.98	37	25	0.07		50.68		2.05		37
10.62	6.20	16	12	0.06	(f)	179.75	(f)	1.47	(f)	6

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	177

Prudential Day One 2025 Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$11.21	$0.19	$(0.38)	$(0.19)	$(0.28)	$(0.18)		$(0.46)
Year Ended 07/31/18	10.64	0.25	0.51	0.76	(0.19)	(-	)(g)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.54	0.64	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

178

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.56	(1.43)%	$35,211	$30,676	0.00%	(j)(f)	0.56%	(f)	3.49%	(f)	26%
11.21	7.13	25,880	20,307	0.00	(j)	0.70		2.29		37
10.64	6.40	13,380	2,024	0.00	(j)(f)	8.73	(f)	1.57	(f)	6

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	179

Prudential Day One 2030 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$11.53	$0.16	$(0.52)	$(0.36)	$(0.22)	$(0.17)		$(0.39)
Year Ended 07/31/18	10.74	0.14	0.77	0.91	(0.12)	(-	)(g)	(0.12)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.70	0.74	-	-		-
Class R2
Six Months Ended 01/31/19	11.55	0.18	(0.53)	(0.35)	(0.25)	(0.17)		(0.42)
Year Ended 07/31/18	10.75	0.11	0.83	0.94	(0.14)	(-	)(g)	(0.14)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.69	0.75	-	-		-
Class R3
Six Months Ended 01/31/19	11.55	0.19	(0.52)	(0.33)	(0.27)	(0.17)		(0.44)
Year Ended 07/31/18	10.76	0.21	0.74	0.95	(0.16)	(-	)(g)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.69	0.76	-	-		-
Class R4
Six Months Ended 01/31/19	11.56	0.15	(0.48)	(0.33)	(0.28)	(0.17)		(0.45)
Year Ended 07/31/18	10.77	0.20	0.76	0.96	(0.17)	(-	)(g)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.72	0.77	-	-		-
Class R5
Six Months Ended 01/31/19	11.57	0.19	(0.52)	(0.33)	(0.29)	(0.17)		(0.46)
Year Ended 07/31/18	10.78	0.15	0.82	0.97	(0.18)	(-	)(g)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.70	0.78	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

180

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.78	(2.86)%	$29	$28	0.74%	(f)	46.84%	(f)	2.82%	(f)	22%
11.53	8.47	27	15	0.66		84.71		1.29		36
10.74	7.40	14	10	0.69	(f)	195.73	(f)	0.68	(f)	5

10.78	(2.76)	3,229	2,844	0.49	(f)	1.52	(f)	3.18	(f)	22
11.55	8.81	2,637	883	0.47		2.63		0.99		36
10.75	7.50	13	11	0.43	(f)	183.27	(f)	0.91	(f)	5

10.78	(2.60)	986	839	0.34	(f)	2.45	(f)	3.31	(f)	22
11.55	8.86	728	440	0.29		4.05		1.81		36
10.76	7.60	11	10	0.29	(f)	198.46	(f)	1.09	(f)	5

10.78	(2.58)	605	923	0.25	(f)	2.25	(f)	2.66	(f)	22
11.56	8.98	1,114	987	0.17		2.43		1.82		36
10.77	7.70	857	507	0.17	(f)	20.56	(f)	0.80	(f)	5

10.78	(2.56)	2,723	2,684	0.14	(f)	1.20	(f)	3.36	(f)	22
11.57	9.08	2,728	934	0.12		2.18		1.36		36
10.78	7.80	11	10	0.08	(f)	198.14	(f)	1.30	(f)	5

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	181

Prudential Day One 2030 Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$11.59	$0.20	$(0.52)	$(0.32)	$(0.31)	$(0.17)		$(0.48)
Year Ended 07/31/18	10.79	0.22	0.78	1.00	(0.20)	(-	)(g)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.71	0.79	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

182

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.79	(2.49)%	$30,305	$25,477	0.00%	(j)(f)	0.64%	(f)	3.53%	(f)	22%
11.59	9.33	22,067	15,382	0.00	(j)	0.97		1.94		36
10.79	7.90	9,426	1,557	0.00	(j)(f)	9.71	(f)	1.23	(f)	5

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	183

Prudential Day One 2035 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$11.68	$0.14	$(0.61)	$(0.47)	$(0.23)	$(0.26)		$(0.49)
Year Ended 07/31/18	10.81	0.12	0.90	1.02	(0.15)	(-	)(g)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.77	0.81	-	-		-
Class R2
Six Months Ended 01/31/19	11.69	0.16	(0.62)	(0.46)	(0.25)	(0.26)		(0.51)
Year Ended 07/31/18	10.83	0.08	0.96	1.04	(0.18)	(-	)(g)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.78	0.83	-	-		-
Class R3
Six Months Ended 01/31/19	11.71	0.18	(0.63)	(0.45)	(0.27)	(0.26)		(0.53)
Year Ended 07/31/18	10.84	0.17	0.89	1.06	(0.19)	(-	)(g)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.80	0.84	-	-		-
Class R4
Six Months Ended 01/31/19	11.72	0.19	(0.64)	(0.45)	(0.28)	(0.26)		(0.54)
Year Ended 07/31/18	10.85	0.17	0.90	1.07	(0.20)	(-	)(g)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.80	0.85	-	-		-
Class R5
Six Months Ended 01/31/19	11.72	0.22	(0.66)	(0.44)	(0.30)	(0.26)		(0.56)
Year Ended 07/31/18	10.85	0.18	0.91	1.09	(0.22)	(-	)(g)	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.77	0.85	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

184

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.72	(3.73)%	$12	$12	0.71%	(f)	111.74%	(f)	2.54%	(f)	24%
11.68	9.46	12	12	0.63		106.90		1.04		28
10.81	8.10	13	10	0.65	(f)	250.51	(f)	0.58	(f)	13

10.72	(3.55)	333	338	0.46	(f)	5.13	(f)	2.75	(f)	24
11.69	9.62	352	77	0.44		17.83		0.70		28
10.83	8.30	11	10	0.40	(f)	246.60	(f)	0.84	(f)	13

10.73	(3.47)	5,434	5,702	0.31	(f)	1.39	(f)	3.11	(f)	24
11.71	9.85	5,849	4,950	0.24		1.58		1.46		28
10.84	8.40	4,044	80	0.08	(f)	40.80	(f)	0.59	(f)	13

10.73	(3.45)	16	44	0.21	(f)	30.26	(f)	3.35	(f)	24
11.72	9.96	50	48	0.13		27.89		1.48		28
10.85	8.50	57	37	0.14	(f)	122.15	(f)	0.73	(f)	13

10.72	(3.43)	64	59	0.11	(f)	22.83	(f)	3.99	(f)	24
11.72	10.07	33	15	0.04		87.88		1.54		28
10.85	8.50	11	10	0.05	(f)	246.10	(f)	1.19	(f)	13

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	185

Prudential Day One 2035 Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$11.74	$0.21	$(0.65)	$(0.44)	$(0.31)	$(0.26)		$(0.57)
Year Ended 07/31/18	10.87	0.22	0.88	1.10	(0.23)	(-	)(g)	(0.23)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.80	0.87	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

186

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.73	(3.35)%	$19,385	$17,388	0.00%(j	)(f)	0.90%	(f)	3.68%	(f)	24%
11.74	10.21	15,099	11,332	0.00(j	)	1.10		1.88		28
10.87	8.70	6,889	1,284	0.00(j	)(f)	14.16	(f)	1.03	(f)	13

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	187

Prudential Day One 2040 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$11.83	$0.16	$(0.66)	$(0.50)	$(0.24)	$(0.18)	$(0.42)
Year Ended 07/31/18	10.90	0.12	0.98	1.10	(0.16)	(0.01)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.87	0.90	-	-	-
Class R2
Six Months Ended 01/31/19	11.84	0.19	(0.67)	(0.48)	(0.27)	(0.18)	(0.45)
Year Ended 07/31/18	10.92	0.05	1.07	1.12	(0.19)	(0.01)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.87	0.92	-	-	-
Class R3
Six Months Ended 01/31/19	11.86	0.18	(0.66)	(0.48)	(0.29)	(0.18)	(0.47)
Year Ended 07/31/18	10.93	0.16	0.98	1.14	(0.20)	(0.01)	(0.21)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.87	0.93	-	-	-
Class R4
Six Months Ended 01/31/19	11.87	0.14	(0.61)	(0.47)	(0.30)	(0.18)	(0.48)
Year Ended 07/31/18	10.94	0.18	0.97	1.15	(0.21)	(0.01)	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.91	0.94	-	-	-
Class R5
Six Months Ended 01/31/19	11.88	0.19	(0.66)	(0.47)	(0.31)	(0.18)	(0.49)
Year Ended 07/31/18	10.95	0.08	1.09	1.17	(0.23)	(0.01)	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.88	0.95	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

188

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.91	(3.89)%	$14	$13	0.70%	(f)	99.51%	(f)	2.75%	(f)	17%
11.83	10.11	13	12	0.63		110.40		1.04		27
10.90	9.00	11	10	0.64	(f)	226.80	(f)	0.46	(f)	27

10.91	(3.70)	1,737	1,355	0.45	(f)	2.31	(f)	3.30	(f)	17
11.84	10.26	1,157	299	0.43		5.77		0.43		27
10.92	9.20	12	11	0.39	(f)	219.37	(f)	0.69	(f)	27

10.91	(3.71)	910	656	0.30	(f)	3.17	(f)	3.16	(f)	17
11.86	10.49	550	281	0.26		6.12		1.34		27
10.93	9.30	11	10	0.24	(f)	226.24	(f)	0.86	(f)	27

10.92	(3.60)	24	58	0.21	(f)	23.48	(f)	2.50	(f)	17
11.87	10.60	61	124	0.13		11.98		1.58		27
10.94	9.40	115	71	0.13	(f)	81.65	(f)	0.52	(f)	27

10.92	(3.57)	5,658	5,772	0.10	(f)	1.26	(f)	3.26	(f)	17
11.88	10.71	6,070	1,981	0.09		1.75		0.72		27
10.95	9.50	11	10	0.03	(f)	225.96	(f)	1.07	(f)	27

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	189

Prudential Day One 2040 Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$11.89	$0.20	$(0.66)	$(0.46)	$(0.33)	$(0.18)	$(0.51)
Year Ended 07/31/18	10.96	0.20	0.98	1.18	(0.24)	(0.01)	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.90	0.96	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

190

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.92	(3.49)%	$14,287	$13,290	0.00%	(j)(f)	1.00%	(f)	3.55%	(f)	17%
11.89	10.86	12,643	9,501	0.00	(j)	1.52		1.75		27
10.96	9.60	5,693	1,375	0.00	(j)(f)	13.42	(f)	0.85	(f)	27

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	191

Prudential Day One 2045 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$11.91	$0.16	$(0.75)	$(0.59)	$(0.24)	$(0.30)	$(0.54)
Year Ended 07/31/18	10.97	0.11	1.02	1.13	(0.18)	(0.01)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.94	0.97	-	-	-
Class R2
Six Months Ended 01/31/19	11.94	0.16	(0.75)	(0.59)	(0.27)	(0.30)	(0.57)
Year Ended 07/31/18	10.98	0.13	1.04	1.17	(0.20)	(0.01)	(0.21)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.94	0.98	-	-	-
Class R3
Six Months Ended 01/31/19	11.94	0.18	(0.75)	(0.57)	(0.29)	(0.30)	(0.59)
Year Ended 07/31/18	10.99	0.15	1.03	1.18	(0.22)	(0.01)	(0.23)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.96	0.99	-	-	-
Class R4
Six Months Ended 01/31/19	11.95	0.13	(0.71)	(0.58)	(0.30)	(0.30)	(0.60)
Year Ended 07/31/18	11.00	0.24	0.95	1.19	(0.23)	(0.01)	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.97	1.00	-	-	-
Class R5
Six Months Ended 01/31/19	11.96	0.21	(0.78)	(0.57)	(0.31)	(0.30)	(0.61)
Year Ended 07/31/18	11.01	0.14	1.06	1.20	(0.24)	(0.01)	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.94	1.01	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

192

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.78	(4.35)%	$12	$12	0.69%	(f)	112.21%	(f)	2.74%	(f)	20%
11.91	10.31	12	12	0.62		110.92		0.96		33
10.97	9.70	11	10	0.64	(f)	218.87	(f)	0.39	(f)	21

10.78	(4.31)	76	29	0.44	(f)	46.75	(f)	2.78	(f)	20
11.94	10.75	27	17	0.38		78.26		1.09		33
10.98	9.80	12	11	0.39	(f)	216.07	(f)	0.63	(f)	21

10.78	(4.14)	6,688	6,037	0.29	(f)	1.90	(f)	3.14	(f)	20
11.94	10.79	5,927	4,901	0.22		2.11		1.33		33
10.99	9.90	3,812	76	0.09	(f)	42.49	(f)	0.38	(f)	21

10.77	(4.20)	158	367	0.20	(f)	5.10	(f)	2.31	(f)	20
11.95	10.90	458	361	0.13		5.30		2.04		33
11.00	10.00	247	142	0.12	(f)	59.08	(f)	0.38	(f)	21

10.78	(4.09)	92	69	0.09	(f)	20.09	(f)	3.77	(f)	20
11.96	11.00	51	19	0.04		67.28		1.24		33
11.01	10.10	12	11	0.04	(f)	216.62	(f)	0.99	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	193

Prudential Day One 2045 Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$11.99	$0.20	$(0.77)	$(0.57)	$(0.33)	$(0.30)	$(0.63)
Year Ended 07/31/18	11.03	0.19	1.04	1.23	(0.26)	(0.01)	(0.27)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.98	1.03	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

194

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.79	(4.08)%	$7,944	$7,530	0.00%	(j)(f)	1.52%	(f)	3.58%	(f)	20%
11.99	11.24	7,129	5,157	0.00	(j)	1.77		1.63		33
11.03	10.30	3,451	665	0.00	(j)(f)	22.86	(f)	0.80	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	195

Prudential Day One 2050 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$11.92	$0.15	$(0.74)	$(0.59)	$(0.25)	$(0.19)	$(0.44)
Year Ended 07/31/18	10.95	0.11	1.05	1.16	(0.18)	(0.01)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.01	0.94	0.95	-	-	-
Class R2
Six Months Ended 01/31/19	11.93	0.18	(0.76)	(0.58)	(0.27)	(0.19)	(0.46)
Year Ended 07/31/18	10.96	0.03	1.16	1.19	(0.21)	(0.01)	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.92	0.96	-	-	-
Class R3
Six Months Ended 01/31/19	11.95	0.19	(0.77)	(0.58)	(0.29)	(0.19)	(0.48)
Year Ended 07/31/18	10.97	0.12	1.10	1.22	(0.23)	(0.01)	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.92	0.97	-	-	-
Class R4
Six Months Ended 01/31/19	11.95	0.84	(1.43)	(0.59)	(0.30)	(0.19)	(0.49)
Year Ended 07/31/18	10.98	0.14	1.08	1.22	(0.24)	(0.01)	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.03	0.95	0.98	-	-	-
Class R5
Six Months Ended 01/31/19	11.96	0.19	(0.75)	(0.56)	(0.32)	(0.19)	(0.51)
Year Ended 07/31/18	10.99	0.07	1.16	1.23	(0.25)	(0.01)	(0.26)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.93	0.99	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

196

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.89	(4.52)%	$139	$138	0.68%	(f)	12.86%	(f)	2.56%	(f)	23%
11.92	10.68	142	122	0.61		15.48		0.95		56
10.95	9.50	98	15	0.59	(f)	192.34	(f)	0.14	(f)	18

10.89	(4.32)	1,354	1,116	0.43	(f)	4.42	(f)	3.12	(f)	23
11.93	10.96	982	284	0.41		8.52		0.26		56
10.96	9.60	18	11	0.38	(f)	257.36	(f)	0.54	(f)	18

10.89	(4.32)	573	422	0.28	(f)	6.14	(f)	3.35	(f)	23
11.95	11.19	347	162	0.24		12.24		1.01		56
10.97	9.70	11	10	0.23	(f)	267.71	(f)	0.71	(f)	18

10.87	(4.38)	12	122	0.19	(f)	13.52	(f)	14.40	(f)	23
11.95	11.21	160	113	0.12		15.66		1.24		56
10.98	9.80	75	45	0.11	(f)	141.42	(f)	0.39	(f)	18

10.89	(4.18)	596	563	0.08	(f)	5.20	(f)	3.25	(f)	23
11.96	11.31	560	176	0.06		10.80		0.56		56
10.99	9.90	11	10	0.02	(f)	267.38	(f)	0.92	(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	197

Prudential Day One 2050 Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$11.99	$0.20	$(0.76)	$(0.56)	$(0.33)	$(0.19)	$(0.52)
Year Ended 07/31/18	11.00	0.19	1.08	1.27	(0.27)	(0.01)	(0.28)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.94	1.00	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

198

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.91	(4.09)%	$4,933	$4,382	0.00%	(j)(f)	3.08%	(f)	3.44%	(f)	23%
11.99	11.65	3,884	2,964	0.00	(j)	4.62		1.64		56
11.00	10.00	2,013	318	0.00	(j)(f)	49.96	(f)	0.83	(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	199

Prudential Day One 2055 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$12.10	$0.16	$(0.83)	$(0.67)	$(0.24)	$(0.33)	$(0.57)
Year Ended 07/31/18	11.07	0.10	1.12	1.22	(0.19)	-	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.02	1.05	1.07	-	-	-
Class R2
Six Months Ended 01/31/19	12.12	0.16	(0.81)	(0.65)	(0.27)	(0.33)	(0.60)
Year Ended 07/31/18	11.09	0.10	1.15	1.25	(0.22)	-	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.03	1.06	1.09	-	-	-
Class R3
Six Months Ended 01/31/19	12.13	0.19	(0.84)	(0.65)	(0.29)	(0.33)	(0.62)
Year Ended 07/31/18	11.10	0.15	1.12	1.27	(0.24)	-	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.02	1.08	1.10	-	-	-
Class R4
Six Months Ended 01/31/19	12.14	0.16	(0.80)	(0.64)	(0.30)	(0.33)	(0.63)
Year Ended 07/31/18	11.11	0.16	1.12	1.28	(0.25)	-	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.03	1.08	1.11	-	-	-
Class R5
Six Months Ended 01/31/19	12.15	0.22	(0.86)	(0.64)	(0.31)	(0.33)	(0.64)
Year Ended 07/31/18	11.12	0.16	1.13	1.29	(0.26)	-	(0.26)
December 13, 2016(h) through July 31, 2017	10.00	0.06	1.06	1.12	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

200

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.86	(4.89)%	$14	$14	0.67%	(f)	92.35%	(f)	2.79%	(f)	18%
12.10	11.10	15	12	0.61		110.87		0.87		29
11.07	10.70	11	10	0.64	(f)	257.86	(f)	0.23	(f)	4

10.87	(4.68)	40	34	0.42	(f)	41.72	(f)	2.71	(f)	18
12.12	11.34	36	23	0.37		58.64		0.86		29
11.09	10.90	17	11	0.38	(f)	250.88	(f)	0.47	(f)	4

10.86	(4.68)	3,132	2,900	0.27	(f)	3.93	(f)	3.35	(f)	18
12.13	11.48	2,791	2,323	0.21		4.29		1.26		29
11.10	11.00	1,795	41	0.13	(f)	93.88	(f)	0.25	(f)	4

10.87	(4.56)	15	53	0.17	(f)	27.38	(f)	2.66	(f)	18
12.14	11.59	66	56	0.11		26.45		1.34		29
11.11	11.10	45	25	0.13	(f)	166.78	(f)	0.41	(f)	4

10.87	(4.53)	32	26	0.07	(f)	53.13	(f)	3.79	(f)	18
12.15	11.69	21	14	0.01		96.19		1.37		29
11.12	11.20	11	10	0.03	(f)	257.05	(f)	0.84	(f)	4

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	201

Prudential Day One 2055 Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$12.16	$0.20	$(0.84)	$(0.64)	$(0.33)	$(0.33)	$(0.66)
Year Ended 07/31/18	11.13	0.19	1.12	1.31	(0.28)	-	(0.28)
December 13, 2016(h) through July 31, 2017	10.00	0.04	1.09	1.13	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

202

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.86	(4.53)%	$3,060	$2,932	0.00%	(j)(f)	3.59%	(f)	3.52%	(f)	18%
12.16	11.85	2,777	2,185	0.00	(j)	3.99		1.62		29
11.13	11.30	950	287	0.00	(j)(f)	60.80	(f)	0.53	(f)	4

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	203

Prudential Day One 2060 Fund

Financial Highlights (unaudited)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R1
Six Months Ended 01/31/19	$12.06	$0.15		$(0.83)	$(0.68)	$(0.25)	$(0.17)	$(0.42)
Year Ended 07/31/18	11.01	0.10		1.15	1.25	(0.20)	-	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.01		1.00	1.01	-	-	-
Class R2
Six Months Ended 01/31/19	12.08	0.24		(0.92)	(0.68)	(0.28)	(0.17)	(0.45)
Year Ended 07/31/18	11.03	0.06		1.21	1.27	(0.22)	-	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.03		1.00	1.03	-	-	-
Class R3
Six Months Ended 01/31/19	12.09	0.19		(0.85)	(0.66)	(0.30)	(0.17)	(0.47)
Year Ended 07/31/18	11.04	0.13		1.16	1.29	(0.24)	-	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.04		1.00	1.04	-	-	-
Class R4
Six Months Ended 01/31/19	12.10	0.18		(0.84)	(0.66)	(0.31)	(0.17)	(0.48)
Year Ended 07/31/18	11.04	0.16		1.15	1.31	(0.25)	-	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.05		0.99	1.04	-	-	-
Class R5
Six Months Ended 01/31/19	12.11	-	(i)	(0.66)	(0.66)	(0.32)	(0.17)	(0.49)
Year Ended 07/31/18	11.05	0.16		1.16	1.32	(0.26)	-	(0.26)
December 13, 2016(h) through July 31, 2017	10.00	0.05		1.00	1.05	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

204

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.96	(5.14)%	$12	$12	0.67%	(f)	127.73%	(f)	2.55%	(f)	34%
12.06	11.37	12	12	0.61		149.96		0.87		90
11.01	10.10	11	10	0.63	(f)	479.61	(f)	0.22	(f)	18

10.95	(5.10)	241	152	0.41	(f)	25.64	(f)	4.22	(f)	34
12.08	11.61	94	29	0.38		79.88		0.51		90
11.03	10.30	11	10	0.37	(f)	479.48	(f)	0.47	(f)	18

10.96	(4.93)	162	126	0.26	(f)	27.86	(f)	3.41	(f)	34
12.09	11.75	121	80	0.22		53.70		1.11		90
11.04	10.40	11	10	0.23	(f)	479.19	(f)	0.61	(f)	18

10.96	(4.90)	12	13	0.17	(f)	118.50	(f)	3.06	(f)	34
12.10	11.96	13	12	0.11		147.15		1.35		90
11.04	10.40	11	10	0.12	(f)	479.00	(f)	0.72	(f)	18

10.96	(4.87)	32	23	0.06	(f)	72.05	(f)	0.07	(f)	34
12.11	12.06	16	13	0.01		140.94		1.39		90
11.05	10.50	11	10	0.02	(f)	478.98	(f)	0.83	(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	205

Prudential Day One 2060 Fund

Financial Highlights (unaudited) (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Six Months Ended 01/31/19	$12.11	$0.24	$(0.89)	$(0.65)	$(0.34)	$(0.17)	$(0.51)
Year Ended 07/31/18	11.06	0.22	1.11	1.33	(0.28)	-	(0.28)
December 13, 2016(h) through July 31, 2017	10.00	0.05	1.01	1.06	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

206

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.95	(4.78)%	$942	$783	0.00%	(j)(f)	18.42%	(f)	4.18%	(f)	34%
12.11	12.12	452	266	0.00	(j)	42.30		1.84		90
11.06	10.60	52	19	0.00	(j)(f)	459.90	(f)	0.79	(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	207

Financial Highlights (unaudited) (continued)

(a)	Calculated based on average shares outstanding during the period.
(b)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	Annualized.
(g)	Less than $(0.005) per share.
(h)	Commencement of operations.
(i)	Less than $0.005 per share.
(j)

As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses. The effect of such waivers was as follows:

Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the Manager

Fund	Six Months Ended 01/31/19	Year Ended 07/31/18	December 13, 2016(h) through July 31, 2017*
Day One Income (Class R6)	(0.01)%(f)	(0.09)%	(0.19)(f)
Day One 2010 (Class R6)	(0.02)%(f)	(0.13)%	(0.27)(f)
Day One 2015 (Class R6)	(0.02)%(f)	(0.11)%	(0.22)(f)
Day One 2020 (Class R6)	(0.01)%(f)	(0.10)%	(0.21)(f)
Day One 2025 (Class R6)	(0.01)%(f)	(0.09)%	(0.19)(f)
Day One 2030 (Class R6)	(0.01)%(f)	(0.07)%	(0.14)(f)
Day One 2035 (Class R6)	(0.04)%(f)	(0.11)%	(0.16)(f)
Day One 2040 (Class R6)	(0.05)%(f)	(0.11)%	(0.17)(f)
Day One 2045 (Class R6)	(0.06)%(f)	(0.12)%	(0.16)(f)
Day One 2050 (Class R6)	(0.07)%(f)	(0.13)%	(0.19)(f)
Day One 2055 (Class R6)	(0.08)%(f)	(0.13)%	(0.15)(f)
Day One 2060 (Class R6)	(0.09)%(f)	(0.14)%	(0.15)(f)

* Certain prior year amounts have been reclassified for consisitency with the current period presentation.

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

208

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Deputy Chief Compliance Officer • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP
Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448
Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430
Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422
Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414
Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398
Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380
Prudential Day One 2010 Fund (Share Class R1)	PDBDX	74445D703	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372
Prudential Day One 2010 Fund (Share Class R2)	PDBEX	74445D802	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364
Prudential Day One 2010 Fund (Share Class R3)	PDBFX	74445D885	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356
Prudential Day One 2010 Fund (Share Class R4)	PDBGX	74445D877	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349
Prudential Day One 2010 Fund (Share Class R5)	PDBHX	74445D869	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331
Prudential Day One 2010 Fund (Share Class R6)	PDBJX	74445D851	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323
Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315
Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299
Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281
Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273
Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265
Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257
Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240
Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232
Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224
Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216
Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190
Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182

MF236E2

PGIM 60/40 ALLOCATION FUND

(formerly known as Prudential 60/40 Allocation Fund)

SEMIANNUAL REPORT

JANUARY 31, 2019

Objective: Seeks a balance between growth and conservation of capital.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a registered investment adviser and, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM 60/40 Allocation Fund	3

This Page Intentionally Left Blank

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/19	Average Annual Total Returns as of 1/31/19
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	–1.55	–1.18	5.44 (9/13/17)
Custom Benchmark Index
	–0.49	–0.21	5.66
Lipper Mixed Asset Target Allocation Growth Funds Average
	–3.25	–4.40	3.32

* Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Custom Benchmark Index—The Custom Benchmark is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays US Aggregate Bond Index.

Lipper Mixed Asset Target Allocation Growth Funds Average—Lipper Mixed Asset Target Allocation Growth Funds Average are funds that by portfolio practice maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

PGIM 60/40 Allocation Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Largest Holdings expressed as a percentage of net assets as of 1/31/19 (%)
PGIM QMA Large-Cap Core Equity Fund Class R6	60.0
PGIM Total Return Bond Fund Class R6	39.9

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM 60/40 Allocation Fund	7

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM 60/40 Allocation Fund	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$984.50	0.40%	$2.00
Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2019, and divided by 365 days in the Fund’s fiscal year ending July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited)

as of January 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM QMA Large-Cap Core Equity Fund (Class R6)	556,364	$7,833,609
PGIM Total Return Bond Fund (Class R6)	369,979	5,220,400

TOTAL LONG-TERM INVESTMENTS (cost $12,758,019)		13,054,009

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $17,122)	17,122	17,122

TOTAL INVESTMENTS 100.1% (cost $12,775,141)(w)		13,071,131
Liabilities in excess of other assets (0.1)%		(7,010)

NET ASSETS 100.0%		$13,064,121

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$13,071,131	$—	$—

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	9

PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2019

Investment Allocation:

The allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2019 were as follows:

Large Cap	60.0%
Core Plus	39.9
Short Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

10

Statement of Assets & Liabilities (unaudited)

as of January 31, 2019

Assets
Affiliated investments (cost $12,775,141)	$13,071,131
Receivable for investments sold	223,383
Due from Manager	15,183
Prepaid expenses	559

Total Assets	13,310,256

Liabilities
Payable for investments purchased	215,502
Custodian and accounting fees payable	27,420
Accrued expenses and other liabilities	2,951
Payable for Fund shares reacquired	249
Affiliated transfer agent fee payable	13

Total Liabilities	246,135

Net Assets	$13,064,121

Net assets were comprised of:
Shares of beneficial interest, at par	$1,277
Paid-in capital in excess of par	12,688,371
Total distributable earnings (loss)	374,473

Net assets, January 31, 2019	$13,064,121

Class R6
Net asset value, offering price and redemption price per share, ($13,064,121 ÷ 1,276,930 shares of beneficial interest issued and outstanding)	$10.23

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	11

Statement of Operations (unaudited)

Six Months Ended January 31, 2019

Net Investment Income (Loss)
Affiliated dividend income	$81,433

Expenses
Management fee	483
Custodian and accounting fees	31,246
Audit fee	10,565
Legal fees and expenses	10,523
Shareholders’ reports	6,495
Trustees’ fees	6,142
Registration fees	504
Transfer agent’s fees and expenses (including affiliated expense of $ 33)	28
Miscellaneous	3,353

Total expenses	69,339
Less: Fee waiver and/or expense reimbursement	(68,685)

Net expenses	654

Net investment income (loss)	80,779

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(233,920)
Net capital gain distributions received	358,455

124,535

Net change in unrealized appreciation (depreciation) on investments	262,740

Net gain (loss) on investment transactions	387,275

Net Increase (Decrease) In Net Assets Resulting From Operations	$468,054

See Notes to Financial Statements.

12

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2019		September 13, 2017* through July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$80,779	$4,914
Net realized gain (loss) on investment transactions		(233,920)	(389)
Net capital gain distributions received		358,455	1,020
Net change in unrealized appreciation (depreciation) on investments		262,740	33,250

Net increase (decrease) in net assets resulting from operations		468,054	38,795

Dividends and Distributions
Distributions from distributable earnings**
Class R6		(132,175)	—

Dividends from net investment income**
Class R6		* *	(201)

Fund share transactions
Net proceeds from shares sold		10,658,696	3,008,789
Net asset value of shares issued in reinvestment of dividends and distributions		132,175	201
Cost of shares reacquired		(961,551)	(148,662)

Net increase (decrease) in net assets from Fund share transactions		9,829,320	2,860,328

Total increase (decrease)		10,165,199	2,898,922

Net Assets:
Beginning of period		2,898,922	—

End of period(a)		$13,064,121	$2,898,922

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	* *	$4,760

*	Commencement of operations.
**	For the period ended January 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	13

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM 60/40 Allocation Fund (the “Fund”). The Fund commenced operations on September 13, 2017.

The investment objective of the Fund is to seek a balance between growth and conservation of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

14

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds. The Trust’s expenses are allocated to the respective fund on the basis of relative net assets except the expenses that are charged directly at the portfolio or class level. Net investment income or loss (other than distribution fees, transfer agency fees shareholder service fees, which are charged directly to the respective share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

PGIM 60/40 Allocation Fund	15

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund,

16

occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% average daily net assets.

The Manager has contractually agreed, through February 28, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2019, were $11,648,891 and $1,520,307, respectively.

PGIM 60/40 Allocation Fund	17

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund
$22,334	$174,543	$179,755	$—	$—	$17,122	17,122	$138	$—
PGIM QMA Large-Cap Core Equity Fund
1,739,535	7,018,414	906,831	210,297	(227,806)	7,833,609	556,364	36,768	358,455
PGIM Total Return Bond Fund
1,157,070	4,630,477	613,476	52,443	(6,114)	5,220,400	369,979	44,527	—

$2,918,939	$11,823,434	$1,700,062	$262,740	$(233,920)	$13,071,131		$81,433	$358,455

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2019 were as follows:

Tax Basis	$12,775,657

Gross Unrealized Appreciation	295,990
Gross Unrealized Depreciation	(516)

Net Unrealized Appreciation	$295,474

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share, divided into one class, designated Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

18

At reporting period end, Prudential owned all of the shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Six months ended January 31, 2019:
Shares sold	1,089,507	$10,658,696
Shares issued in reinvestment of dividends and distributions	13,683	132,175
Shares reacquired	(95,335)	(961,551)

Net increase (decrease) in shares outstanding	1,007,855	$9,829,320

Period ended July 31, 2018*:
Shares sold	282,908	$3,008,789
Shares issued in reinvestment of dividends and distributions	19	201
Shares reacquired	(13,852)	(148,662)

Net increase (decrease) in shares outstanding	269,075	$2,860,328

*	Commencement of operations was September 13, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Fund had another SCA that provided a commitment of $900 million and the Fund paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

PGIM 60/40 Allocation Fund	19

Notes to Financial Statements (unaudited) (continued)

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019,

20

and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM 60/40 Allocation Fund	21

PGIM 60/40 Allocation Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2019	September 13, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.36)	0.78
Total from investment operations	(0.19)	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.15)
Distributions from net realized gains	(0.01)	-
Total dividends and distributions	(0.35)	(0.15)
Net asset value, end of period	$10.23	$10.77
Total Return(c):	(1.55)%	9.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,064	$2,899
Average net assets (000)	$4,794	$381
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03% (e)	0.02%	(e)
Expenses before waivers and/or expense reimbursement	2.87% (e)	28.47%	(e)
Net investment income (loss)	3.34% (e)	1.46%	(e)
Portfolio turnover rate(f)	32%	37%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Deputy Chief Compliance Officer • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM 60/40 Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM 60/40 ALLOCATION FUND

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 18, 2019